                                                     Registration Nos. 333-36260
                                                                       811-05301

     As filed with the Securities and Exchange Commission on April 27, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.       [ ]          [ ]

     Post-Effective Amendment No.      [9]          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                     [62]         [X]

                VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on May 3, 2004 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts.

                        Group Immediate Variable Annuity
                               Contract issued by
                           AIG Life Insurance Company
                         through its Variable Account I

                      This prospectus is dated May 3, 2004

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and AIG Life Insurance Company ("AIG Life") where you agree to make one Premium Payment to AIG Life and AIG Life agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 35 investment options to which you can allocate your money - 34 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (Vanguard public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The variable investment options are Portfolios of Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF Portfolios") and Vanguard(R) public Mutual Funds ("Vanguard(R) Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

Prior to May 1, 2003, you were permitted to invest in the portfolios of The Universal Institutional Funds, Inc. ("UIF Portfolios"). As of May 1, 2003, the UIF Portfolios were no longer offered under the Contract. No additional account value may be invested in any of the UIF Portfolios.

See "Investment Options" on page 7 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment option you may be interested in. This prospectus must be accompanied by the current prospectuses for the Funds listed on page 8.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................5

SUMMARY OF THE CONTRACT........................................................7
     Purpose of the Annuity Contract...........................................7
     Type of Contract..........................................................7
     Purchase of the Contract..................................................7
     Investment Options........................................................7
     Expenses..................................................................9
          Mortality and Expense Risk Charge....................................9
          Premium Tax Charge...................................................9
          Other Expenses.......................................................9
     Right to Examine Period...................................................9
     Cancellation Rights.......................................................9

FEE TABLES.....................................................................9

CONDENSED FINANCIAL INFORMATION...............................................11

INVESTMENT OPTIONS............................................................11
     Variable Investment Options..............................................11
     Fixed Investment Option..................................................19

EXPENSES......................................................................19
     Summary of Costs of Investing in the Contracts...........................19
     Mortality and Expense Risk Charge........................................19
     Premium Taxes............................................................20
     Income Taxes.............................................................20
     Transfer Fee.............................................................20
     Fund Expenses............................................................20
     Reduction of Certain Charges and Additional Amounts Credited.............20

THE CONTRACT..................................................................21
     General Description......................................................21
     Who Should Purchase a Contract...........................................21
     About the Contract.......................................................22
     Purchasing a Contract....................................................22
     Allocation of Premium....................................................22
     Right to Examine Period..................................................22
     Market Timing............................................................23
     Transfers Among Investment Options.......................................23
          Minimum Transfer Amount.............................................23
     Effective Date of Transfers Among Variable Investment Options............24
     Automatic Rebalancing....................................................24

     Dollar Cost Averaging....................................................24
     Cancellation Rights......................................................25
          Access To Your Money................................................25
          Cancellation Of The Contract........................................25
          Computing the Cancellation Value....................................25
          Taxes...............................................................26
          Rights Reserved by the Company......................................26

ANNUITY PAYMENTS..............................................................27
     Generally................................................................27
     Annuity Payment Options..................................................27
     Annuity Units............................................................28
     Determination of the Initial Annuity Payment.............................29
     Impact of Annuitant's Age on Annuity Payments............................29
     Impact of Annuitant's Gender on Annuity Payments.........................29
     Impact of Length of Payment Periods on Annuity Payments..................30
     Determination of Subsequent Variable Annuity Payments....................30
     Assumed Investment Return................................................30

ACCESS TO YOUR MONEY..........................................................32
     Generally................................................................32
     Deferment of Payments....................................................32

DEATH BENEFIT.................................................................32
     Death Within Six Months of the Contract Date.............................32
     Death Prior to Income Start Date.........................................33
     Death of Contract Owner After the Income Start Date......................33
     Death of Annuitant After the Income Start Date...........................33
     Designation of Beneficiary...............................................34

PERFORMANCE...................................................................34

TAXES.........................................................................35
     Introduction.............................................................35
     Annuity Contracts in General.............................................35
     Tax Treatment of Distributions -- Qualified Contracts....................35
     Tax Treatment of Distributions -- Non-Qualified Contracts................37
     Non-Qualified Contracts Owned by Non-Natural Persons.....................39
     Section 1035 Exchanges...................................................39
     Diversification and Investor Control.....................................39
     Withholding..............................................................39

OTHER INFORMATION.............................................................40
     AIG Life Insurance Company...............................................40
     Ownership................................................................40
     Voting Rights............................................................40

     Distribution of the Contract.............................................41
     Legal Proceedings........................................................41

FINANCIAL STATEMENTS..........................................................42

APPENDIX A....................................................................43

APPENDIX B....................................................................45

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................50

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

--------------------------------------------------------------------
ADMINISTRATIVE CENTER:                    HOME OFFICE:
--------------------------------------------------------------------
(U.S. Mail)                               AIG Life Insurance Company
AIG Life Insurance Company                One ALICO Plaza
Group Annuity Administration Department   600 King Street
600 King Street (DPEN)                    Wilmington, Delaware 19801
Wilmington, Delaware 19801
1-877-299-1724
--------------------------------------------------------------------

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who control all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

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Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your Contract to the Company.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 85, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 34 of which are currently offered under the Contract. Each of the 34 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds

Vanguard(R) 500 Index Fund
Vanguard(R) Dividend Growth Fund
Vanguard(R) GNMA Fund
Vanguard(R) Health Care Fund
Vanguard(R) Inflation-Protected Securities Fund
Vanguard(R) International Growth Fund
Vanguard(R) Prime Money Market Fund
Vanguard(R) PRIMECAP Fund
Vanguard(R) Small-Cap Growth Index Fund
Vanguard(R) Small-Cap Value Index Fund
Vanguard(R) Total International Stock Index Fund
Vanguard(R) Total Bond Market Index Fund
Vanguard(R) U.S. Growth Fund
Vanguard(R) Wellington(TM) Fund
Vanguard(R) Windsor(TM) Fund
Vanguard(R) LifeStrategy(R) Conservative Growth Fund
Vanguard(R) LifeStrategy(R) Growth Fund
Vanguard(R) LifeStrategy(R) Income Fund
Vanguard(R) LifeStrategy(R) Moderate Growth Fund

The above Vanguard Funds were previously available under a separate prospectus but now are available to you as of May 1, 2004, if your Contract has been issued on a qualified basis.

Vanguard VIF Portfolios

Vanguard(R) VIF Balanced Portfolio
*Vanguard(R) VIF Capital Growth Portfolio
Vanguard(R) VIF Diversified Value Portfolio
Vanguard(R) VIF Equity Income Portfolio
Vanguard(R) VIF Equity Index Portfolio
Vanguard(R) VIF Growth Portfolio
Vanguard(R) VIF High Yield Bond Portfolio
Vanguard(R) VIF International Portfolio
Vanguard(R) VIF Mid-Cap Index Portfolio
Vanguard(R) VIF Money Market Portfolio
Vanguard(R) VIF REIT Index Portfolio
Vanguard(R) VIF Short-Term Corporate Portfolio
Vanguard(R) VIF Small Company Growth Portfolio
Vanguard(R) VIF Total Bond Market Index Portfolio
*Vanguard(R) VIF Total Stock Market Index Portfolio

*This Vanguard Fund was previously available under a separate prospectus but now is available to you as of May 1, 2004.

The UIF Portfolios not currently offered are:

UIF Portfolios

UIF Core Plus Fixed Income Portfolio - Class I Shares
UIF Equity Growth Portfolio - Class I Shares
UIF International Magnum Portfolio - Class I Shares
UIF Mid Cap Growth Portfolio - Class I Shares
UIF Money Market Portfolio - Class I Shares
UIF Technology Portfolio - Class I Shares
UIF Value Portfolio - Class I Shares

If any portion of your account value was invested in any of the UIF Portfolios listed above as of April 30, 2003, you may retain the investment, but you cannot use any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios. No additional account value may be invested in any of the UIF Portfolios.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

----------------------------------------------------------------------------------------
                   Maximum Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
                Charge                                        Amount
----------------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a
percentage of purchase payments)                               None
----------------------------------------------------------------------------------------
Transfer Fee                                                   $10
                                          (There is no charge for the first 12 transfers
                                          each Contract year; thereafter, we reserve the
                                           right to charge a fee of $10 per transfer.)
----------------------------------------------------------------------------------------
Premium Taxes - qualified Contracts                     0 - 1% of premium
----------------------------------------------------------------------------------------
Premium Taxes - non-qualified Contracts                0 - 3.5% of premium
----------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

----------------------------------------------------------------------------------------
                        Variable Account Annual Expenses
                   (as a percentage of average account value)
-------------------------------------------------------------------- -------------------
                 Charge                                       Amount
----------------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                        1.25%
----------------------------------------------------------------------------------------
   Total Variable Account Annual Expenses                      1.25%
----------------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2003. Current and future expenses for the Funds may be higher or lower than those shown.

----------------------------------------------------------------------------------------
                                   Annual Fund Fees and Expenses
                      (as a percentage of average daily variable account value)
----------------------------------------------------------------------------------------
                 Charge                              Maximum            Minimum
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.39%              0.18%
(expenses that are deducted from Fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
----------------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

     . Vanguard(R) 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks. The Fund employs a "passive management", or indexing, investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard(R) Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

     . Vanguard(R) GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (between 5 and 10 years).

     . Vanguard(R) Health Care Fund seeks to provide long-term capital appreciation. The Fund invests at least 80% of its assets in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund's advisor strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. The Fund may invest up to 50% of its assets in foreign stocks.

     . Vanguard(R) Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

     . Vanguard(R) International Growth Fund seeks to provide long-term capital appreciation. The Fund invests in stocks of companies located outside the United States. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Fund employs multiple investment advisors to manage its portfolio.

     . Vanguard(R) Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund will invest more than 25% of its assets in securities issued by companies in the financial services industry. The Fund will maintain a dollar-weighted average maturity of 90 days or less.

     . Vanguard(R) PRIMECAP Fund seeks to provide long-term capital appreciation. The Fund invests in stocks with above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of mid-and large-capitalization stocks.

     . Vanguard(R) Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management", or indexing, investment approach designed to track the performance of the Morgan Stanley Capital International (MSCI(R)) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard(R) Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management", or indexing, investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard(R) Total International Stock Index Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Europe, the Pacific region, and emerging markets countries. The Fund employs a "passive management" or indexing investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds, Vanguard(R) European Stock Index Fund, Vanguard(R)Pacific Stock Index Fund, and Vanguard(R)Emerging Markets Stock Index Fund. These other funds seek to track the Morgan Stanley Capital International (MSCI) Europe Index, the MSCI Pacific

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          Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index.

     . Vanguard(R) Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management", or indexing, strategy designed to track the performance of the Lehman Brothers Aggregate Market Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

     . Vanguard(R) U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings.

     . Vanguard(R) Wellington(TM) Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but to have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

     . Vanguard(R) Windsor(TM) Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid-and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisors, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors to manage its portfolio.

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     .    Vanguard(R) LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 40% of assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

     . Vanguard(R) LifeStrategy(R) Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 80% of assets to common stocks and 20% to bonds.

     . Vanguard(R) LifeStrategy(R) Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 60% of assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

     . Vanguard(R) LifeStrategy(R) Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 60% of assets to common stocks and 40% to bonds.

Each Fund is a member of the Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $715 billion. The Vanguard Group serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Inflation-Protected Securities Fund and the Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. serve as advisors to Vanguard International Growth Fund. PRIMECAP Management Company serves as advisor to Vanguard PRIMECAP Fund. Alliance Capital Management L.P. serves as advisor to Vanguard U.S. Growth Fund. Wellington Management Company, llp serves as advisor to Vanguard Wellington Fund, Vanguard Health Care Fund, Vanguard Dividend Growth Fund and Vanguard GNMA Fund. Wellington Management Company, llp and Sanford C. Bernstein & Co. serve as advisors to Vanguard Windsor Fund. The Total International Stock Index Fund and the LifeStrategy(R) Funds receive advisory services indirectly by investing in other Vanguard funds. The Total International Stock Index Fund and the LifeStrategy(R) Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing

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in the Vanguard VIF Portfolios. Below is a summary of the investment objective of each fund available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

     . Vanguard(R) VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear undervalued but to have prospects for improvement. The remaining 30% to 40% of portfolio assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

     . Vanguard(R) VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

     . Vanguard(R) VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in common stocks of large and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

     . Vanguard(R) VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of established, medium-size and large companies that pay above-average levels of dividend income and have the potential for capital appreciation. In addition, the advisors look for companies that are committed to paying dividends consistently. The advisors' focus on income usually results in the purchase of "value stocks," which often have above-average dividend yields and prices that are below-average in comparison with such measures as earnings and book value.

     . Vanguard(R) VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management" or indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard(R) VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings.

     . Vanguard(R) VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, high-risk corporate bonds commonly known as "junk bonds" with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

     . Vanguard(R) VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in the stocks of companies located outside of the United States. In selecting stocks, the investment advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

     . Vanguard(R) VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" or indexing investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard(R) VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less.

     . Vanguard(R) VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by real estate investment trusts (known as REITs); the remaining assets are allocated to cash investments. The Portfolio employs a "passive management" or indexing investment approach, by holding a mix of securities that seeks to track the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs.

     . Vanguard(R) VIF Short-Term Corporate Portfolio seeks to provide current income with limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years. The advisor seeks to add value by adjusting the Portfolio's dollar-weighted average maturity within the 1- to 3-year range and by emphasizing sectors and individual securities that appear to offer good value.

     . Vanguard(R) VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in the stocks of small companies. These companies are considered by the Portfolio's advisors to have above-average prospects for growth, but often provide little or no dividend income.

     . Vanguard(R) VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market-weighted bond index. The Portfolio employs a "passive management" or indexing strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

     . Vanguard(R) VIF Total Stock Market Index Portfolio seek to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" or indexing investment approach designed to track the performance of the Wilshire 5000 Total Market Index by investing primarily in three Vanguard funds - Vanguard(R) Total Stock Market Index Fund, Vanguard Variable Insurance Fund-Equity Index Portfolio, and Vanguard(R) Extended Market Index Fund. The Wilshire 5000 Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

The Vanguard Group serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short Term Corporate Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. serves as advisor to the Vanguard VIF Growth Portfolio. Wellington Management Company, llp serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder

Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, llp and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

     .    No sales load or sales charge
     .    No annual Contract maintenance charge
     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer)
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the Funds which ranged from 0.18% to 1.39% in the fiscal year ended December 31, 2003

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non-qualified Contracts. In addition, some local governments may also levy a Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds, the Vanguard VIF Portfolios and the UIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     .    the size and nature of the group;

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     .    the total amount of premium we expect to receive from the group;

     . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

                                       21


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About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 85, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained. To include the new Funds available as of May 1, 2004, we will provide you information on how to change your allocation should you choose to do so.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the right to return period.

To exercise your right to return your Contract, you must mail it directly to us at AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

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Market Timing

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if

     . An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

     . Exchanges into or out of the same investment option occur more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract owner's telephone, same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from our Administrative Center to inform you that effective immediately, your telephone, same day or overnight delivery transfer privileges have been suspended. The Contract suspension will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

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The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing divisions and allocating them to the lesser performing divisions.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

To include the new Funds available as of May 1, 2004, we will provide you information on how to change your selection on this feature.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options.

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Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

To include the new Funds available as of May 1, 2004, we will provide you information on how to change your selection on this feature.

Cancellation Rights

You have the right to cancel your Contract if your group Contract Owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving Annuity Payments or, you as Contract Owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

     . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

     . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments

                                       25


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          in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the variable account or any division thereunder;

     .    Create new variable accounts;

     . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any division in the variable account with another variable account;

     . Add, combine or remove divisions in the variable account, or combine the variable account with another variable account;

     . Make any new divisions available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any division the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.

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                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 80th birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

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


     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive, however, the amount of the remaining Annuity Payments will be a percentage of the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon your death, will be:

     . equal to the Annuity Payments you were receiving while both you and the Joint Annuitant were alive; or

     . lower than the Annuity Payments you were receiving while both you and the Joint Annuitant were alive.

All things being equal, Annuity Payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the

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


assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

     . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Annuity Payment Option selected;

     .    the frequency of Annuity Payments;

     .    the deduction of applicable Premium Taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

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


Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the Annuity Payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Annuity Payment will not change. If net performance is less than the AIR, Annuity Payments will decrease. If net performance is more than the AIR, Annuity Payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5%. In the future we may make additional AIRs available.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

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                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders are permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

          .    the NYSE is closed (other than weekend and holiday closings);

          .    trading on the NYSE is restricted;

          . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

          .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your group Contract Owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by

          . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

          . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

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


No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .    Annuity Payment Option 1 - Life Annuity; or

     .    Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
          Years.

See "Annuity Payment Options" in this prospectus.

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


Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

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Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

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


     .    Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of death;

     .    the payment is made on account of the taxpayer's disability;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

     .    or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is 600 King Street (DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our Contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the Fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the Fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the Fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each Fund in whose corresponding subaccount you have value. We determine the number of Fund shares that are attributable to you by dividing the corresponding value in a particular Fund by the net asset value of one Fund share. After the Income Start Date, we determine the number of Fund shares that are attributable to you by dividing the reserve maintained in a particular Fund to meet the obligations under the Contract by the net asset value of one Fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each Fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a Fund will receive proxy material, reports and other materials relating to the appropriate Funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Contract Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other variable accounts and for the variable accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of AIG Life Insurance Company and Variable Account I are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

Vanguard(R) Funds:
                                                                12/31/02    12/31/03
                                                               ---------   ---------
   500 Index Fund
   Accumulation Unit value at beginning of year                      N/A   $    7.87
   Accumulation Unit value at end of year                      $    7.87   $   10.03
   Number of Accumulation Units outstanding at end of year        868.19      809.00

   International Portfolio
   Accumulation Unit value at beginning of year                      N/A         N/A
   Accumulation Unit value at end of year                            N/A   $   11.23
   Number of Accumulation Units outstanding at end of year           N/A    5,328.00

   Prime Money Market Fund
   Accumulation Unit value at beginning of year                      N/A   $   10.06
   Accumulation Unit value at end of year                      $   10.06   $   10.08
   Number of Accumulation Units outstanding at end of year        568.60      530.00

   PRIMECAP Fund
   Accumulation Unit value at beginning of year                      N/A   $    7.53
   Accumulation Unit value at end of year                      $    7.53   $   10.30
   Number of Accumulation Units outstanding at end of year        296.04      276.00

   Small Company Growth Portfolio
   Accumulation Unit value at beginning of year                      N/A         N/A
   Accumulation Unit value at end of year                            N/A   $   10.64
   Number of Accumulation Units outstanding at end of year           N/A    1,554.00

   Total Bond Market Index Fund
   Accumulation Unit value at beginning of year                      N/A         N/A
   Accumulation Unit value at end of year                            N/A   $   10.98
   Number of Accumulation Units outstanding at end of year           N/A      481.00

   U.S. Growth Fund
   Accumulation Unit value at beginning of year                      N/A   $    7.14
   Accumulation Unit value at end of year                      $    7.14   $    8.93
   Number of Accumulation Units outstanding at end of year        592.83      552.00

   Wellington(TM) Fund
   Accumulation Unit value at beginning of year                      N/A   $    8.96
   Accumulation Unit value at end of year                      $    8.96   $   10.74
   Number of Accumulation Units outstanding at end of year        287.19      268.00

   Windsor(TM) Fund
   Accumulation Unit value at beginning of year                      N/A   $    7.68
   Accumulation Unit value at end of year                      $    7.68   $   10.44
   Number of Accumulation Units outstanding at end of year        294.03      274.00

   LifeStrategy(R) Conservative Growth Fund
   Accumulation Unit value at beginning of year                      N/A   $    9.36
   Accumulation Unit value at end of year                      $    9.36   $   10.83
   Number of Accumulation Units outstanding at end of year      3,429.17    3,189.00

Vanguard(R) Funds:
                                                                12/31/02    12/31/03
                                                               ---------   ---------
   LifeStrategy(R) Growth Fund
   Accumulation Unit value at beginning of year                      N/A   $    8.35
   Accumulation Unit value at end of year                      $    8.35   $   10.64
   Number of Accumulation Units outstanding at end of year      1,379.84    1,283.00

   LifeStrategy(R) Income Fund
   Accumulation Unit value at beginning of year                      N/A   $    9.89
   Accumulation Unit value at end of year                      $    9.89   $   10.88
   Number of Accumulation Units outstanding at end of year      2,050.32    1,907.00

UIF Funds:

   Equity Growth Portfolio
   Accumulation Unit value at beginning of year                $   10.49   $    7.51
   Accumulation Unit value at end of year                      $    7.51   $    9.32
   Number of Accumulation Units outstanding at end of year      4,232.17    3,526.00

   Core Plus Fixed Income Portfolio
   Accumulation Unit value at beginning of year                $    9.90   $   10.54
   Accumulation Unit value at end of year                      $   10.54   $   10.95
   Number of Accumulation Units outstanding at end of year      4,077.18    3,504.00

   Technology Portfolio
   Accumulation Unit value at beginning of year                $   11.19   $    5.67
   Accumulation Unit value at end of year                      $    5.67   $    8.31
   Number of Accumulation Units outstanding at end of year      1,867.15    1,748.00

   Value Portfolio
   Accumulation Unit value at beginning of year                $   10.74   $    8.30
   Accumulation Unit value at end of year                      $    8.30   $   11.04
   Number of Accumulation Units outstanding at end of year        462.55      211.00

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.58%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.58%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.33% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.33%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.33% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.33%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared-The illustrated variable Annuity Payments use an Assumed Investment Return of 5% per year-Thus, actual performance greater than 5% per year will result in increasing Annuity Payments and actual performance less than 5% per year will result in decreasing Annuity Payments-We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $660.60

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $654.51

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                            Gross
Payment   Calendar   Attained   -------------------------------------------------------------
  Year      Year       Year       0.00%    6.58%     6.00%     8.00%      10.00%      12.00%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
                                                             Net
                                -------------------------------------------------------------
                                 -1.58%    5.00%     4.42%     6.42%      8.42%       10.42%
                                -------   -------   -------   -------   ---------   ---------
    1       2004        65      $650.99   $654.51   $654.21   $655.24   $  656.26   $  657.26
    2       2005        66       610.19    654.51    650.59    664.10      677.64      691.19
    3       2006        67       571.96    654.51    647.00    673.09      699.71      726.87
    4       2007        68       536.11    654.51    643.43    682.19      722.50      764.39
    5       2008        69       502.52    654.51    639.87    691.41      746.03      803.84
   10       2013        74       363.60    654.51    622.39    739.45      875.70    1,033.86
   15       2018        79       263.08    654.51    605.39    790.82    1,027.92    1,329.71
   20       2023        84       190.35    654.51    588.86    845.76    1,206.59    1,710.21

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $660.60

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $330.30. The monthly guaranteed payment of $330.30 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                            Gross
Payment   Calendar   Attained   -----------------------------------------------------------
  Year      Year       Year       0.00%    6.58%     6.00%     8.00%     10.00%     12.00%
-------   --------   --------   -------   -------   -------   -------   -------   ---------
                                                             Net
                                -----------------------------------------------------------
                                 -1.58%    5.00%     4.42%     6.42%     8.42%      10.42%
                                -------   -------   -------   -------   -------   ---------
    1       2004        65      $655.79   $657.56   $657.40   $657.92   $658.43   $  658.93
    2       2005        66       635.40    657.56    655.60    662.35    669.12      675.89
    3       2006        67       616.28    657.56    653.80    666.84    680.15      693.73
    4       2007        68       598.36    657.56    652.01    671.39    691.55      712.49
    5       2008        69       581.56    657.56    650.24    676.01    703.32      732.22
   10       2013        74       512.10    657.56    641.50    700.02    768.15      847.23
   15       2018        79       461.84    657.56    633.00    725.71    844.26      995.15
   20       2023        84       425.48    657.56    624.73    753.18    933.59    1,185.40

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $628.38

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $621.93

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                            Gross
Payment   Calendar   Attained   -------------------------------------------------------------
  Year      Year       Year       0.00%    6.58%     6.00%     8.00%      10.00%      12.00%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
                                                             Net
                                -------------------------------------------------------------
                                 -1.58%    5.00%     4.42%     6.42%      8.42%       10.42%
                                -------   -------   -------   -------   ---------   ---------
    1       2004        65      $618.58   $621.93   $621.64   $622.63   $  623.59   $  624.54
    2       2005        66       579.82    621.93    618.21    631.05      643.90      656.78
    3       2006        67       543.48    621.93    614.79    639.58      664.88      690.68
    4       2007        68       509.43    621.93    611.40    648.23      686.53      726.34
    5       2008        69       477.50    621.93    608.02    657.00      708.90      763.83
   10       2013        74       345.50    621.93    591.41    702.64      832.11      982.40
   15       2018        79       249.99    621.93    575.26    751.46      976.75    1,263.52
   20       2023        84       180.88    621.93    559.54    803.66    1,146.52    1,625.08

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $628.38

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $314.19. The monthly guaranteed payment of $314.19 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                            Gross
Payment   Calendar   Attained   -----------------------------------------------------------
  Year      Year       Year       0.00%    6.58%     6.00%     8.00%     10.00%     12.00%
-------   --------   --------   -------   -------   -------   -------   -------   ---------
                                                             Net
                                -----------------------------------------------------------
                                 -1.58%    5.00%     4.42%     6.42%     8.42%     10.42%
                                -------   -------   -------   -------   -------   ---------
    1       2004        65      $623.48   $625.16   $625.01   $625.50   $625.99   $  626.46
    2       2005        66       604.10    625.16    623.29    629.71    636.14      642.58
    3       2006        67       585.93    625.16    621.59    633.98    646.63      659.53
    4       2007        68       568.90    625.16    619.89    638.31    657.46      677.36
    5       2008        69       552.94    625.16    618.20    642.69    668.64      696.11
   10       2013        74       486.94    625.16    606.90    665.51    730.25      805.39
   15       2018        79       439.18    625.16    601.82    689.92    802.56      945.95
   20       2023        84       404.63    625.16    593.96    716.02    887.45    1,126.73

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION............................................................3

   AIG Life....................................................................3
   Variable Account I..........................................................3

SERVICES.......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................4

CONTRACT PROVISIONS............................................................5

   Variable Annuity Payments...................................................5
   Annuity Unit Value..........................................................5
   Net Investment Factor.......................................................5
   Misstatement of Age or Gender...............................................6
   Evidence of Survival........................................................6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS.....................................6

   Gender neutral policies.....................................................6
   Certain Arrangements........................................................6
   Our General Account.........................................................7

MATERIAL CONFLICTS.............................................................7

FINANCIAL STATEMENTS...........................................................7
   Separate Account Financial Statements.......................................8
   AIG Life Financial Statements...............................................8
   Index to Financial Statements...............................................8

[LOGO] AIG American General

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 3, 2004. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Contracts, including personalized illustrations of death benefits, is available, without charge, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Contracts issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Group Immediate Variable Annuity
Contract Form Number 11GVIA1000 with 16GVIA1000 certificate

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are solely its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Contracts are not available in all states.

(C) 2004 American International Group, Inc. All rights reserved.

                                                          ICA File No. 811-05301

                        Group Immediate Variable Annuity
                               Contract issued by
                           AIG Life Insurance Company
                         through its Variable Account I

                      This prospectus is dated May 3, 2004

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity (the "Contract"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Contract is only available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

The Contract is a single premium immediate variable annuity contract between you and AIG Life Insurance Company ("AIG") where you agree to make one Premium Payment to AIG and AIG agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 26 investment options - 25 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic Annuity Payments will change depending on the investment performance of the mutual Funds you select. You bear the investment risk. The variable investment options are mutual Funds from AllianceBernstein, American Funds, Liberty, Franklin Templeton, MFS, Putnam, OppenheimerFunds, and The Vanguard(R) Variable Insurance Fund Portfolios ("Vanguard(R) VIF Portfolios").

See "Investment Options" on page 6 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options you may be interested in. This prospectus must be accompanied by the current prospectuses for the Funds listed above.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................4
SUMMARY OF THE CONTRACT........................................................6
     Purpose of the Annuity Contract...........................................6
     Type of Contract..........................................................6
     Purchase of the Contract..................................................6
     Investment Options........................................................6
     Expenses..................................................................7
          Mortality and Expense Risk Charge....................................8
          Premium Tax Charge...................................................8
          Other Expenses.......................................................8
     Right to Examine Period...................................................8
     Cancellation Rights.......................................................8
     Inquiries and Contract Owner and Annuitant Information....................8
FEE TABLES.....................................................................8
CONDENSED FINANCIAL INFORMATION...............................................10
INVESTMENT OPTIONS............................................................10
     Variable Investment Options..............................................10
     Fixed Investment Option..................................................14
EXPENSES......................................................................15
     Summary of Costs of Investing in the Contracts...........................15
     Mortality and Expense Risk Charge........................................15
     Premium Taxes............................................................16
     Income Taxes.............................................................16
     Transfer Fee.............................................................16
     Fund Expenses............................................................16
     Reduction of Certain Charges and Additional Amounts Credited.............16
THE CONTRACT..................................................................17
     General Description......................................................17
     Who Should Purchase a Contract...........................................17
     About the Contract.......................................................17
     Purchasing a Contract....................................................18
     Allocation of Premium....................................................18
     Right to Examine Period..................................................18
     Market Timing............................................................19
     Transfers Among Investment Options.......................................19
          Minimum Transfer Amount.............................................20
     Effective Date of Transfers Among Variable Investment Options............20
     Automatic Rebalancing....................................................20
     Dollar Cost Averaging....................................................21
     Cancellation Rights......................................................21
          Access To Your Money................................................21
          Cancellation Of The Contract........................................21
          Computing the Cancellation Value....................................21
          Taxes...............................................................22
ANNUITY PAYMENTS..............................................................22
     Generally................................................................22
     Annuity Payment Options..................................................23
     Annuity Units............................................................24

     Determination of the Initial Annuity Payment.............................24
     Impact of Annuitant's Age on Annuity Payments............................25
     Impact of Annuitant's Gender on Annuity Payments.........................25
     Impact of Length of Payment Periods on Annuity Payments..................25
     Determination of Subsequent Variable Annuity Payments....................25
     Assumed Investment Return................................................26
ACCESS TO YOUR MONEY..........................................................27
     Generally................................................................27
     Deferment of Payments....................................................28
DEATH BENEFIT.................................................................28
     Death Within Six Months of the Contract Date.............................28
     Death Prior to Income Start Date.........................................29
     Death of Contract Owner After the Income Start Date......................29
     Death of Annuitant After the Income Start Date...........................29
     Designation of Beneficiary...............................................30
PERFORMANCE...................................................................30
TAXES.........................................................................31
     Introduction.............................................................31
     Annuity Contracts in General.............................................31
     Tax Treatment of Distributions --Qualified Contracts.....................32
     Diversification and Investor Control.....................................34
     Withholding..............................................................34
OTHER INFORMATION.............................................................34
     AIG Life Insurance Company...............................................34
     Ownership................................................................35
     Voting Rights............................................................35
     Distribution of the Contract.............................................36
     Legal Proceedings........................................................36
FINANCIAL STATEMENTS..........................................................36
APPENDIX A....................................................................37
APPENDIX B....................................................................38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................44

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

--------------------------------------------------------------------
ADMINISTRATIVE CENTER:                    HOME OFFICE:
--------------------------------------------------------------------
(U.S. Mail)                               AIG Life Insurance Company
AIG Life Insurance Company                600 King Street
Group Annuity Administration Department Wilmington, Delaware 19801 600 King Street (DPEN)
Wilmington, Delaware  19801
1-877-299-1724
--------------------------------------------------------------------

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the Owner of the Contract, but in some circumstances the Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment Option - The method you choose to receive your stream of Annuity Payments.

Annuity Payments - The series of periodic income payments selected by the Contract Owner.

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who control all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us.

Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your Contract to the Company.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to provide a stream of Annuity Payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 85, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 25 of which are offered under the Contract. Each of the 25 subaccounts invests exclusively in shares of a specific Fund. For more information, refer to the Funds' prospectuses.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Funds currently offered are:

AllianceBernstein Premier Growth Fund
American Funds AMCAP Fund*
American Funds The Bond Fund of America*
American Funds Capital World Growth and Income Fund*
American Funds EuroPacific Growth Fund*
American Funds The Investment Company of America*
American Funds The New Economy Fund*
American Funds SMALLCAP World Fund*
American Funds Washington Mutual Investors Fund
Columbia High Yield Securities Fund
Columbia Newport Tiger Fund
Templeton Foreign Fund
Franklin Gold and Precious Metals Fund
Mutual Financial Services Fund
MFS Emerging Growth Fund
MFS New Discovery Fund*
MFS Research Fund
Oppenheimer International Bond Fund
Oppenheimer Strategic Income Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam Voyager Fund
Putnam Discovery Growth Fund
Putnam International Capital Opportunities Fund
Vanguard(R) VIF Money Market Portfolio

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this Contract.

As of May 1, 2004, the following two Funds are no longer available for investment:

     .    Oppenheimer Centennial Money Market Trust
     .    Putnam International Capital Opportunities Fund

If any portion of your account value was invested in Oppenheimer Centennial Money Market Trust or Putnam International Capital Opportunities Fund (formerly named Putnam International Voyager Fund) as of April 30, 2004, you may retain the investment, but you cannot use any of the account value invested in those two Funds for any other purpose except to transfer to one of the currently offered investment options.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, variable Annuity Payments. The amount of your variable Annuity Payments will increase or decrease depending on the investment performance of the subaccount(s) you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for your Premium Payment made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, contact us at the Administrative Center shown on page 3.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State Premium Taxes may also be deducted. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

--------------------------------------------------------------------------------
                       Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
               Charge                                    Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a                     None
percentage of purchase payments)
--------------------------------------------------------------------------------
Transfer Fee                                               $10
                                          (There is no charge for the first 12
                                          transfers each Contract year;
                                          thereafter, we reserve the right to
                                          charge a fee of $10 per transfer.)
--------------------------------------------------------------------------------
Premium Taxes - qualified Contracts                 0 - 1% of premium
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
               Charge                                    Amount
--------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                   1.25%
--------------------------------------------------------------------------------
     Total Variable Account Annual
     Expenses                                             1.25%
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2003. Current and future expenses for the Funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
            (as a percentage of average daily variable account value)
--------------------------------------------------------------------------------
               Charge                            Maximum       Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses              1.51%         1.15%
(expenses that are deducted from Fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)/1/
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Contract prospectus.

     /1/ Currently 2 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2005. The impact of contractual reimbursements or fee waivers is as follows:

--------------------------------------------------------------------------------
Charge                                           Maximum       Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for          2.04%         0.59%
all of the Funds After Contractual
Reimbursement or Fee Waiver
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each Fund is a mutual fund registered with the SEC. The Funds' investment advisers may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses, which accompany this prospectus. You should carefully read the prospectus for each of the Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objectives.

Alliance Capital

AllianceBernstein Premier Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual Funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through

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investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these Funds and other Funds including those in The American Funds Group.

Columbia Funds

Columbia High Yield Opportunity Fund - seeks high current income and total return. The fund pursues its investment goals by investing at least 80% of its net assets (plus any borrowings for investment purposes) in lower rated corporate debt securities. The fund may invest in equity securities to seek capital appreciation and may also invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Columbia Newport Tiger Fund - seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in the ten Tiger countries of Asia. The fund typically purchases stocks of quality growth companies.

Columbia Management Advisors, Inc. is the investment advisor for the Columbia Newport Tiger Fund and for the Columbia High Yield Opportunity Fund.

Franklin Templeton Investments

Templeton Foreign Fund - seeks long-term capital growth. Under normal market conditions, the fund invests mainly in the in the equity securities of companies locate outside the U.S., including emerging markets. Effective July 31, 2002, the fund will invest, under normal circumstances, at least 80% of its net assets in 'foreign securities,' which may include emerging markets.

Franklin Gold and Precious Metals Fund - primarily seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends or interest received from

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its investments. Under normal market conditions, the fund invests at least 80%
of its net assets in investments of gold and precious metals operation companies.

Mutual Financial Services Fund - primarily seeks capital appreciation, which may occasionally be short-term. Its secondary goal is income. Under normal market conditions, the fund invests at least 80% of its total assets in securities of financial services companies believed to be at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

The Templeton Foreign Fund is managed by Templeton Global Advisors Limited. The Franklin Gold and Precious Metals Fund is managed by Franklin Advisers, Inc. Franklin Mutual Financial Services Fund is managed by Franklin Mutual Advisers, LLC.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this Contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its total assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The Funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The Funds are managed by Oppenheimer Funds, Inc.

                                       13


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Putnam Funds

Putnam Discovery Growth Fund - seeks long-term growth of capital. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Capital Opportunities Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are managed by Putnam Investment Management, LLC.

The Vanguard(R) VIF Portfolios

Vanguard(R) VIF Money Market Portfolio - seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio will invest more than 25% of its assets in securities issued by companies in the financial services industry.

The Portfolio is managed by The Vanguard Group.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

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


                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

     .    No sales load or sales charge
     .    No annual Contract maintenance charge
     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer)
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the Funds which ranged from 1.15% to 1.51% in the fiscal year ended December 31, 2003

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%.

The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts. In addition, some local governments may also levy a Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

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


General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Owner, and a life insurance company. In return for your one time Premium Payment, the Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You must purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with your Premium Payment. You may also transfer assets from an existing investment or insurance product.

The minimum investment for qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 85, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment within two business days. We will consider your application properly completed when:

     1. you have provided all the information requested on the application form;

     2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

     3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to the Administrative Center address shown on page 3, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if

     . An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

     . Exchanges into or out of the same investment option occur more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's telephone, same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from our Administrative Center to inform you that effective immediately, your telephone, same day or overnight delivery transfer privileges have been suspended. The Contract suspension will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on

April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You have the right to cancel your Contract if your group Contract Owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving Annuity Payments or, you as Contract Owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

(1) The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity

     Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 80th birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant.

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive, however, the amount of the remaining Annuity Payments will be a percentage of the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3

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


          is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon your death, will be:

     . equal to the Annuity Payments you were receiving while both you and the Joint Annuitant were alive; or

     . lower than the Annuity Payments you were receiving while both you and the Joint Annuitant were alive.

All things being equal, Annuity Payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

     . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

     . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Annuity Payment Option selected;

     .    the frequency of Annuity Payments;

     .    the deduction of applicable Premium Taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity

Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the Annuity Payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Annuity Payment will not change. If net performance is less than the AIR, Annuity Payments will decrease. If net performance is more than the AIR, Annuity Payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5%. In the future we may make additional AIRs available.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options surrenders are permitted.

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


Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed (other than weekend and holiday closings);

     .    trading on the NYSE is restricted;

     . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your group Contract Owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by

     . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

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


Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .    Annuity Payment Option 1 - Life Annuity; or

     .    Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
          Years.

See "Annuity Payment Options" in this prospectus.

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


Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI MidCap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments, upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the Fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the Fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the Fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each Fund in whose corresponding subaccount you have value. We determine the number of Fund shares that are attributable to you by dividing the corresponding value in a particular Fund by the net asset value of one Fund share. After the Income Start Date, we determine the number of Fund shares that are attributable to you by dividing the reserve maintained in a particular Fund to meet the obligations under the Contract by the net asset value of one Fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each Fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a Fund will receive proxy material, reports and other materials relating to the appropriate Funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Contract Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other separate accounts and for the separate accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of AIG Life Insurance Company are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street, (DPEN), Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the fiscal year ended December 31, 2003, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.86%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.86%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 1.11% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 1.11%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.11% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.11%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $655.24

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $563.19

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                     Gross
Payment   Calendar   Attained   -----------------------------------------------------
  Year      Year       Year      0.00%    5.86%    6.00%    8.00%    10.00%    12.00%
-------   --------   --------   ------   ------   ------   ------   -------   -------
                                                      Net
                                -----------------------------------------------------
                                -2.36%    3.50%    3.64%    5.64%    7.64%     9.64%
                                ------   ------   ------   ------   -------   -------
    1       2004        65      560.46   563.19   563.25   564.15    565.03    565.90
    2       2005        66      528.73   563.19   564.02   575.82    587.64    599.47
    3       2006        67      498.79   563.19   564.78   587.72    611.14    635.04
    4       2007        68      470.55   563.19   565.54   599.87    635.59    672.71
    5       2008        69      443.91   563.19   566.31   612.28    661.01    712.62
   10       2013        74      331.69   563.19   570.15   678.25    804.22    950.60
   15       2018        79      247.84   563.19   574.01   751.33    978.46   1268.07
   20       2023        84      185.19   563.19   577.91   832.28   1190.44   1691.55

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $655.24

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $327.62. The monthly guaranteed payment of $327.62 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                     Gross
Payment   Calendar   Attained   ----------------------------------------------------
  Year      Year       Year      0.00%    5.86%    6.00%    8.00%   10.00%   12.00%
-------   --------   --------   ------   ------   ------   ------   ------   -------
                                                      Net
                                ----------------------------------------------------
                                -2.36%    3.50%    3.64%    5.64%    7.64%    9.64%
                                ------   ------   ------   ------   ------   -------
    1       2004        65      607.85   609.22   609.25   609.70   610.14    610.57
    2       2005        66      591.98   609.22   609.63   615.53   621.44    627.36
    3       2006        67      577.02   609.22   610.01   621.48   633.19    645.14
    4       2007        68      562.90   609.22   610.39   627.56   645.41    663.97
    5       2008        69      549.58   609.22   610.77   633.76   658.12    683.93
   10       2013        74      493.46   609.22   612.69   666.74   729.73    802.92
   15       2018        79      451.54   609.22   614.63   703.28   816.85    961.65
   20       2023        84      420.21   609.22   616.57   743.76   922.84   1173.40

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $624.11

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $532.21

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                     Gross
Payment   Calendar   Attained   -----------------------------------------------------
  Year      Year       Year      0.00%    5.86%    6.00%    8.00%    10.00%    12.00%
-------   --------   --------   ------   ------   ------   ------   -------   -------
                                                      Net
                                -----------------------------------------------------
                                -2.36%    3.50%    3.64%    5.64%    7.64%     9.64%
                                ------   ------   ------   ------   -------   -------
    1       2004        65      529.63   532.21   532.27   533.12    533.95    534.77
    2       2005        66      499.64   532.21   532.99   544.14    555.31    566.50
    3       2006        67      471.36   532.21   533.71   555.39    577.52    600.10
    4       2007        68      444.67   532.21   534.43   566.88    600.62    635.70
    5       2008        69      419.49   532.21   535.16   578.60    624.65    673.42
   10       2013        74      313.44   532.21   538.78   640.94    759.98    898.31
   15       2018        79      234.21   532.21   542.44   710.00    924.63   1198.31
   20       2023        84      175.00   532.21   546.12   786.50   1124.96   1598.50

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $624.12

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $312.06. The monthly guaranteed payment of $312.06 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                     Gross
Payment   Calendar   Attained   ----------------------------------------------------
  Year      Year       Year      0.00%    5.86%    6.00%    8.00%   10.00%   12.00%
-------   --------   --------   ------   ------   ------   ------   ------   -------
                                                      Net
                                ----------------------------------------------------
                                -2.36%    3.50%    3.64%    5.64%    7.64%    9.64%
                                ------   ------   ------   ------   ------   -------
    1       2004        65      576.87   578.16   578.19   578.61   579.03    579.44
    2       2005        66      561.88   578.16   578.55   584.13   589.71    595.30
    3       2006        67      547.73   578.16   578.91   589.75   600.82    612.11
    4       2007        68      534.39   578.16   579.27   595.49   612.37    629.91
    5       2008        69      521.80   578.16   579.63   601.35   624.38    648.76
   10       2013        74      468.78   578.16   581.45   632.52   692.05    761.21
   15       2018        79      429.16   578.16   583.27   667.05   774.37    911.21
   20       2023        84      399.55   578.16   585.11   705.30   874.53   1111.31

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION............................................................3

   AIG Life....................................................................3
   Variable Account I..........................................................3

SERVICES.......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................4

CONTRACT PROVISIONS............................................................5

   Variable Annuity Payments...................................................5
   Annuity Unit Value..........................................................5
   Net Investment Factor.......................................................5
   Misstatement of Age or Gender...............................................6
   Evidence of Survival........................................................6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS.....................................6

   Gender neutral policies.....................................................6
   Certain Arrangements........................................................6
   Our General Account.........................................................7

MATERIAL CONFLICTS.............................................................7

FINANCIAL STATEMENTS...........................................................7

   Separate Account Financial Statements.......................................8
   AIG Life Financial Statements...............................................8
   Index to Financial Statements...............................................8

[LOGO] AIG American General

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 3, 2004. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Contracts, including personalized illustrations of death benefits, is available, without charge, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Contracts issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Group Immediate Variable Annuity
Contract Form Number 11GVIA1000 with 16GVIA1000 certificate

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are solely its responsibility. AIG Life responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Contracts are not available in all states.

(C) 2004 American International Group, Inc. All rights reserved.

                                                          ICA File No. 811-05301

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

                     GROUP ANNUITY ADMINISTRATION DEPARTMENT

                              600 KING STREET, DPEN
                              WILMINGTON, DE 19801

                            TELEPHONE: 1-877-299-1724

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 3, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated May 3, 2004, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Terms used in this SAI have the same meanings as are defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................... 3

   AIG Life................................................................... 3
   Variable Account I......................................................... 3

SERVICES...................................................................... 3

DISTRIBUTION OF THE CONTRACTS................................................. 4

CONTRACT PROVISIONS........................................................... 5

   Variable Annuity Payments.................................................. 5
   Annuity Unit Value......................................................... 5
   Net Investment Factor...................................................... 5
   Misstatement of Age or Gender.............................................. 6
   Evidence of Survival....................................................... 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................... 6

      Gender neutral policies................................................. 6
      Certain Arrangements.................................................... 7
      Our General Account..................................................... 7

MATERIAL CONFLICTS............................................................ 7

FINANCIAL STATEMENTS.......................................................... 7

   Separate Account Financial Statements...................................... 8
   AIG Life Financial Statements.............................................. 8
   Index to Financial Statements.............................................. 8

                               GENERAL INFORMATION

AIG Life

     We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Contracts are AIG Life's, and AIG has no legal obligation to back those commitments.

Variable Account I

     We hold the shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account I is divided into 136 separate subaccounts, not all of which are available under the Contracts offered by the Contract prospectus as variable investment options. The subaccounts are offered under other AIG Life contracts. We hold the shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

     The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, 2002 and 2001, AIG Life paid AIG for these services $2,757,831, $3,487,314, and $4,052,698, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, AIG Life paid AGLC $21,696,058 for these services.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     For certain Groups, the Contracts will be offered directly to participants and AIG Life may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

     Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AIG Life. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AIG Life, or (2) other broker-dealer firms, which are not affiliated with AIG Life. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

     When AIG Life compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

     AIG Life has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                               CONTRACT PROVISIONS

Variable Annuity Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

     The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first portfolio shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b)  is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Contract owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying fund changes; or

     . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent auditor for AIG Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2003 of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

     The balance sheets of AIG Life at December 31, 2003 and 2002 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2003, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

I.   Variable Account I 2003 Financial Statements                                                     Page
                                                                                                     -------
Report of PricewaterhouseCoopers LLP, Independent Auditors.........................................  VA-I  1
Statement of Net Assets as of December 31, 2003 and Statement of Operations for
   the year ended December 31, 2003................................................................  VA-I  2
Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002..................  VA-I  24
Notes to Financial Statements......................................................................  VA-I  46

II.  AIG Life 2003 Financial Statements                                                               Page
                                                                                                     -----
Report of PricewaterhouseCoopers LLP, Independent Auditors.........................................  F - 2
Balance Sheets as of December 31, 2003 and 2002....................................................  F - 3
Statements of Income for the years ended December 31, 2003, 2002 and 2001..........................  F - 5
Statements of Shareholders' Equity for the years ended December 31, 2003,
   2002 and 2001...................................................................................  F - 6
Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001......................  F - 7
Statements of Comprehensive Income for the years ended December 31, 2003,
   2002 and 2001...................................................................................  F - 8
Notes to Financial Statements......................................................................  F - 9

[LOGO OF AIG AMERICAN GENERAL]

                                                              Variable Account I
                                                                Variable Annuity

                                                                            2003
                                                                   Annual Report

                                                               December 31, 2003


                                                      AIG Life Insurance Company

                          A member company of American International Group, Inc.

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                         Report of Independent Auditors

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------

April 6, 2004

                                      VA-I
                                        1

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein
                                                  AIM V.I.            AIM V.I.           Americas        AllianceBernstein
                                                  Capital          International     Government Income      Global Bond
                                             Appreciation Fund      Growth Fund         Portfolio -         Portfolio -
                                             - Series I shares   - Series I shares        Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,620,090   $       1,064,356   $      54,076,893   $      18,516,461
   Due from (to) AIG Life Insurance
    Company                                                  0                  (3)                (28)                (60)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,620,090   $       1,064,353   $      54,076,865   $      18,516,401
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          17,455   $               0   $          40,374   $           5,479
   Contract owners - accumulation reserves           1,602,635           1,064,353          54,036,491          18,510,922
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,620,090   $       1,064,353   $      54,076,865   $      18,516,401
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $           5,012   $       2,900,327   $       1,127,610
   Mortality and expense risk and
    administrative charges                             (20,788)            (12,854)           (884,570)           (265,890)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           (20,788)             (7,842)          2,015,757             861,720
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on investments            (187,994)           (109,731)            936,750             883,231
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      572,451             328,113             666,179             302,516
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                        384,457             218,382           1,602,929           1,185,747
                                             -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         363,669   $         210,540   $       3,618,686   $       2,047,467
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        2

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein
                                               Global Dollar     AllianceBernstein   AllianceBernstein
                                                Government       Growth and Income   Growth and Income   AllianceBernstein
                                                Portfolio -         Portfolio -         Portfolio -      Growth Portfolio
                                                  Class A             Class A             Class B            - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      22,634,221   $     284,760,030   $     200,218,386   $     109,055,789
   Due from (to) AIG Life Insurance
    Company                                               (115)                 (6)                 (1)                  1
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      22,634,106   $     284,760,024   $     200,218,385   $     109,055,790
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          19,299   $         467,354   $          65,960   $         246,484
   Contract owners - accumulation reserves          22,614,807         284,292,670         200,152,425         108,809,306
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      22,634,106   $     284,760,024   $     200,218,385   $     109,055,790
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $       1,219,827   $       2,745,929   $       1,497,318   $               0
   Mortality and expense risk and
    administrative charges                            (318,507)         (3,617,095)         (2,452,844)         (1,391,994)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           901,320            (871,166)           (955,526)         (1,391,994)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments           1,797,122          (9,472,868)         (5,364,883)        (19,637,314)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    3,374,816          79,653,445          53,277,960          49,317,596
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                         5,171,938          70,180,577          47,913,077          29,680,282
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $       6,073,258   $      69,309,411   $      46,957,551   $      28,288,288
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA-I
                                        3

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein   AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      High-Yield         International       International
                                             Growth Portfolio      Portfolio -          Portfolio -      Value Portfolio -
                                                 - Class B            Class A             Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      54,902,532   $      43,409,584   $      42,474,187   $      22,124,616
   Due from (to) AIG Life Insurance
    Company                                                  0                   5                  (1)                 (2)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      54,902,532   $      43,409,589   $      42,474,186   $      22,124,614
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           5,198   $          29,546   $               0
   Contract owners - accumulation reserves          54,902,532          43,404,391          42,444,640          22,124,614
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      54,902,532   $      43,409,589   $      42,474,186   $      22,124,614
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       2,256,329   $          51,635   $          61,425
   Mortality and expense risk and
    administrative charges                            (667,761)           (557,133)           (519,623)           (237,293)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (667,761)          1,699,196            (467,988)           (175,868)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (4,129,012)         (1,287,403)           (377,335)            (93,948)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                   18,307,166           6,865,243          10,775,899           6,548,716
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        14,178,154           5,577,840          10,398,564           6,454,768
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      13,510,393   $       7,277,036   $       9,930,576   $       6,278,900
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        4

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                                Money Market       Money Market       Premier Growth      Premier Growth
                                                Portfolio -        Portfolio -          Portfolio -         Portfolio -
                                                  Class A             Class B             Class A             Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market          $     36,075,314    $     34,033,820   $     193,633,724   $      85,037,851
   Due from (to) AIG Life Insurance
    Company                                               (284)                154                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                    $     36,075,030    $     34,033,974   $     193,633,724   $      85,037,851
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves         $         39,533    $              0   $         356,692   $               0
   Contract owners - accumulation reserves          36,035,497          34,033,974         193,277,032          85,037,851
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                     $     36,075,030    $     34,033,974   $     193,633,724   $      85,037,851
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds                $        286,009    $        125,671   $               0   $               0
   Mortality and expense risk and
    administrative charges                            (728,830)           (599,548)         (2,632,446)         (1,116,774)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (442,821)           (473,877)         (2,632,446)         (1,116,774)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0                   0         (31,218,395)         (7,387,696)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0          70,680,852          24,006,110
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 0                   0          39,462,457          16,618,414
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   ($        442,821)  ($        473,877)  $      36,830,011   $      15,501,640
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        5

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein
                                                                    Real Estate      AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      Investment        Small Cap Value        Technology
                                              Quasar Portfolio      Portfolio -         Portfolio -         Portfolio -
                                                 - Class A           Class A              Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      50,089,108   $      39,985,113   $      55,289,483   $      86,348,730
   Due from (to) AIG Life Insurance
    Company                                                  1                  (2)                (19)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      50,089,109   $      39,985,111   $      55,289,464   $      86,348,730
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          66,417   $          84,089   $               0   $         212,705
   Contract owners - accumulation reserves          50,022,692          39,901,022          55,289,464          86,136,025
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      50,089,109   $      39,985,111   $      55,289,464   $      86,348,730
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $         882,489   $         660,366   $               0
   Mortality and expense risk and
    administrative charges                            (566,971)           (474,328)           (595,425)         (1,093,702)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (566,971)            408,161              64,941          (1,093,702)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (3,346,893)          1,057,718             265,791         (28,771,813)
   Capital gain distributions from mutual
    funds                                                    0                   0             167,712                   0
   Net unrealized appreciation
    (depreciation) of investments                   19,701,025           9,441,843          14,174,752          57,043,744
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        16,354,132          10,499,561          14,608,255          28,271,931
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      15,787,161   $      10,907,722   $      14,673,196   $      27,178,229
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        6

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein   AllianceBernstein
                                                                                     U.S. Government/    U.S. Government/
                                             AllianceBernstein   AllianceBernstein      High Grade          High Grade
                                                Technology         Total Return         Securities          Securities
                                                Portfolio -         Portfolio -         Portfolio -         Portfolio -
                                                  Class B             Class A             Class A             Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      33,612,136   $     176,759,344   $     113,882,976   $       3,807,480
   Due from (to) AIG Life Insurance
    Company                                                  0                  (2)               (273)                (17)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $         100,112   $         146,426   $               0
   Contract owners - accumulation reserves          33,612,136         176,659,230         113,736,277           3,807,463
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       4,211,048   $       5,256,076   $         154,863
   Mortality and expense risk and
    administrative charges                            (402,818)         (2,272,321)         (1,895,246)            (60,052)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (402,818)          1,938,727           3,360,830              94,811
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (5,429,867)         (2,091,310)          3,169,852             141,143
   Capital gain distributions from mutual
    funds                                                    0                   0              44,924               1,374
   Net unrealized appreciation
    (depreciation) of investments                   15,836,816          26,269,307          (3,505,133)           (141,886)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        10,406,949          24,177,997            (290,357)                631
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      10,004,131   $      26,116,724   $       3,070,473   $          95,442
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        7

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein                                           AllianceBernstein
                                               U.S. Large Cap    AllianceBernstein                           Worldwide
                                               Blended Style      Utility Income     AllianceBernstein     Privitization
                                                Portfolio -         Portfolio -       Value Portfolio       Portfolio -
                                                  Class B             Class A            - Class B            Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,193,355   $      37,934,100   $      68,759,572   $      29,812,288
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                  (1)                (25)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,193,355   $      37,934,100   $      68,759,571   $      29,812,263
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           1,936   $               0   $          96,865
   Contract owners - accumulation reserves           1,193,355          37,932,164          68,759,571          29,715,398
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,193,355   $      37,934,100   $      68,759,571   $      29,812,263
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       1,136,416   $         423,898   $         271,284
   Mortality and expense risk and
    administrative charges                              (4,471)           (501,625)           (792,296)           (337,341)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (4,471)            634,791            (368,398)            (66,057)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                 924          (3,786,329)           (308,391)         (1,723,956)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       65,356           9,162,954          14,673,108          10,489,670
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            66,280           5,376,625          14,364,717           8,765,714
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          61,809   $       6,011,416   $      13,996,319   $       8,699,657
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        8

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Delaware VIP
                                                                    Delaware VIP        Delaware VIP           Growth
                                                Delaware VIP     Capital Reserves      Cash Reserves       Opportunities
                                              Balanced Series          Series             Series               Series
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,187,609   $         246,122    $        491,015   $       1,125,705
   Due from (to) AIG Life Insurance
    Company                                                (16)                289                  13                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,187,593   $         246,411    $        491,028   $       1,125,705
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0    $              0   $               0
   Contract owners - accumulation reserves           1,187,593             246,411             491,028           1,125,705
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,187,593   $         246,411    $        491,028   $       1,125,705
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          39,758   $          11,589    $          4,572   $               0
   Mortality and expense risk and
    administrative charges                             (15,563)             (3,792)             (8,544)            (12,461)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            24,195               7,797              (3,972)            (12,461)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments            (122,388)              3,996                   0             (69,173)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      298,805              (1,229)                  0             405,838
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           176,417               2,767                   0             336,665
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         200,612   $          10,564   ($          3,972)  $         324,204
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        9

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Dreyfus VIF
                                               Delaware VIP        Delaware VIP           Dreyfus          Small Company
                                                High Yield        Large Cap Value    Stock Index Fund     Stock Portfolio
                                                  Series              Series         - Initial shares    - Initial shares
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $         663,510   $       4,767,741   $       9,789,485   $       1,938,617
   Due from (to) AIG Life Insurance
    Company                                                (56)                  4                 (17)                 (3)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         663,454   $       4,767,745   $       9,789,468   $       1,938,614
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $          27,982   $          51,437   $               0
   Contract owners - accumulation reserves             663,454           4,739,763           9,738,031           1,938,614
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $         663,454   $       4,767,745   $       9,789,468   $       1,938,614
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          46,024   $          92,461   $         135,158   $           1,736
   Mortality and expense risk and
    administrative charges                              (7,967)            (59,366)           (128,972)            (21,289)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            38,057              33,095               6,186             (19,553)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (17,734)           (155,686)           (587,277)            (24,656)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      126,098           1,251,059           2,756,509             572,382
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           108,364           1,095,373           2,169,232             547,726
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         146,421   $       1,128,468   $       2,175,418   $         528,173
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       10

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP                            Fidelity VIP
                                               Asset Manager        Contrafund         Fidelity VIP         High Income
                                                 Portfolio          Portfolio        Growth Portfolio        Portfolio
                                              - Initial Class     - Initial Class     - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,920
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                   0                 (50)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,870
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          23,836   $          23,325   $          29,135   $               0
   Contract owners - accumulation
    reserves                                         8,586,509           3,492,617           7,561,682           1,853,870
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,870
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $         311,862   $          15,790   $          19,898   $         136,101
   Mortality and expense risk and
    administrative charges                            (116,595)            (46,328)            (98,003)            (25,142)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           195,267             (30,538)            (78,105)            110,959
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments            (367,141)           (266,933)         (1,019,011)              2,886
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,427,372           1,085,702           2,987,740             291,611
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                         1,060,231             818,769           1,968,729             294,497
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $       1,255,498   $         788,231   $       1,890,624   $         405,456
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       11

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Investment Grade       Money Market         Overseas           Mercury HW
                                               Bond Portfolio        Portfolio           Portfolio       International VIP
                                              - Initial Class     - Initial Class     - Initial Class        Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       4,246,199    $      5,059,805   $         404,991   $               0
   Due from (to) AIG Life Insurance
    Company                                                  0                  90                  (1)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       4,246,199    $      5,059,895   $         404,990   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          65,210    $              0   $               0   $               0
   Contract owners - accumulation reserves           4,180,989           5,059,895             404,990                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       4,246,199    $      5,059,895   $         404,990   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $         265,803    $         67,573   $           4,382   $           1,324
   Mortality and expense risk and
    administrative charges                             (73,206)            (93,908)             (6,654)            (18,496)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           192,597             (26,335)             (2,272)            (17,172)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             163,110                   0            (134,551)           (105,257)
   Capital gain distributions from mutual
    funds                                               23,803                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (202,490)                  0             301,761             477,571
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           (15,577)                  0             167,210             372,314
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         177,020   ($         26,335)  $         164,938   $         355,142
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       12

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Merrill Lynch
                                               Merrill Lynch                                                Developing
                                                  American         Merrill Lynch       Merrill Lynch      Capital Markets
                                                Balanced V.I.     Basic Value V.I.     Core Bond V.I.       V.I. Fund
                                              Fund - Class I      Fund - Class I      Fund - Class I        - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $               0   $       8,185,520   $         531,849   $               0
   Due from (to) AIG Life Insurance
    Company                                                  0                 (23)                (47)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $               0   $       8,185,497   $         531,802   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $               0   $               0
   Contract owners - accumulation reserves                   0           8,185,497             531,802                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $               0   $       8,185,497   $         531,802   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $          82,478   $          20,915   $           2,946
   Mortality and expense risk and
    administrative charges                                (149)            (97,023)             (7,617)             (1,884)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (149)            (14,545)             13,298               1,062
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (1,077)           (147,916)              3,025               8,959
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        2,409           2,128,662               1,346              38,917
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             1,332           1,980,746               4,371              47,876
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           1,183   $       1,966,201   $          17,669   $          48,938
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       13

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                                 Domestic        Global Allocation     Global Growth       High Current
                                             Money Market V.I.       V.I. Fund           V.I. Fund       Income V.I. Fund
                                               Fund - Class I        - Class I           - Class I          - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market          $        829,010   $         948,462   $         816,345   $         811,261
   Due from (to) AIG Life Insurance
    Company                                                (12)                (28)                 (8)                (58)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                    $        828,998   $         948,434   $         816,337   $         811,203
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves         $              0   $               0   $               0   $               0
   Contract owners - accumulation reserves             828,998             948,434             816,337             811,203
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                     $        828,998   $         948,434   $         816,337   $         811,203
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds                $          7,707   $          25,051   $           7,360   $          64,772
   Mortality and expense risk and
    administrative charges                             (14,535)             (8,056)             (9,277)            (10,715)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (6,828)             16,995              (1,917)             54,057
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0             (41,591)            (26,316)            (57,542)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             197,419             221,867             172,899
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 0             155,828             195,551             115,357
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   ($          6,828)  $         172,823   $         193,634   $         169,414
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       14

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                               International      Large Cap Core      Large Cap Growth   Natural Resource
                                              Value V.I. Fund        V.I. Fund            V.I. Fund         Focus Fund
                                                 - Class I           - Class I           - Class I          - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,905,736   $       1,675,678   $         826,256   $               0
   Due from (to) AIG Life Insurance
    Company                                                (62)                 (4)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,905,674   $       1,675,674   $         826,256   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $               0                   0
   Contract owners - accumulation reserves           1,905,674           1,675,674             826,256                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,905,674   $       1,675,674   $         826,256   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          53,003   $           5,910   $               0   $               0
   Mortality and expense risk and
    administrative charges                              (2,857)            (19,448)             (9,782)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            50,146             (13,538)             (9,782)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments               1,613            (163,813)           (115,777)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      129,805             551,928             321,399                   0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           131,418             388,115             205,622                   0
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         181,564   $         374,577   $         195,840   $               0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       15

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch      UBS Series Trust         UIF
                                              Small Cap Value      Utilities and          Tactical       Core Plus Fixed
                                                 V.I. Fund       Telecom V.I. Fund      Allocations      Income Portfolio
                                                 - Class I           - Class I            Portfolio         - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       2,613,190   $         425,161   $      20,744,712   $          38,373
   Due from (to) AIG Life Insurance
    Company                                                (22)                (27)                 (9)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       2,613,168   $         425,134   $      20,744,703   $          38,362
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $          10,972   $          38,362
   Contract owners - accumulation reserves           2,613,168             425,134          20,733,731                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       2,613,168   $         425,134   $      20,744,703   $          38,362
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           8,267   $          12,327   $         237,362   $             341
   Mortality and expense risk and
    administrative charges                             (31,134)             (5,805)           (272,459)               (304)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           (22,867)              6,522             (35,097)                 37
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (11,428)            (85,953)         (2,285,749)                (76)
   Capital gain distributions from mutual
    funds                                               10,330                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      804,980             147,849           6,779,391               1,562
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           803,882              61,896           4,493,642               1,486
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         781,015   $          68,418   $       4,458,545   $           1,523
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       16

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                    UIF                UIF
                                               Equity Growth        Technology              UIF              Van Eck
                                                 Portfolio           Portfolio        Value Portfolio       Worldwide
                                                 - Class I           - Class I           - Class I       Emerging Markets
                                                Sub-account         Sub-account         Sub-account      Fund Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          32,849   $          14,529   $           2,338   $         590,865
   Due from (to) AIG Life Insurance
    Company                                                 (2)                  0                  (4)                  6
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          32,847   $          14,529   $           2,334   $         590,871
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          32,847   $          14,529   $           2,334   $               0
   Contract owners - accumulation reserves                   0                   0                   0             590,871
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          32,847   $          14,529   $           2,334   $         590,871
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $               0   $               0   $             690
   Mortality and expense risk and
    administrative charges                                (228)               (274)                  2              (7,991)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (228)               (274)                  2              (7,301)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (1,318)               (522)               (957)             (3,523)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        8,323               5,570               1,490             259,071
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             7,005               5,048                 533             255,548
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           6,777   $           4,774   $             535   $         248,247
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       17

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                             Vanguard
                                                  Van Eck                                                  LifeStrategy
                                              Worldwide Hard         Vanguard            Vanguard           Conservative
                                                Assets Fund       500 Index Fund         GNMA Fund          Growth Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $         100,353   $           8,115   $           1,720   $          34,545
   Due from (to) AIG Life Insurance
    Company                                                 38                   0                   0                 (18)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           8,115   $           1,720   $          34,527
   Contract owners - accumulation reserves             100,391                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $         100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $             934   $             120   $               7   $             855
   Mortality and expense risk and
    administrative charges                              (2,389)               (103)                 (1)               (242)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (1,455)                 17                   6                 613
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              15,629                (253)                  0                 (76)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       39,772               2,007                  10               4,428
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            55,401               1,754                  10               4,352
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          53,946   $           1,771   $              16   $           4,965
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       18

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                  Vanguard            Vanguard           Vanguard            Vanguard
                                                LifeStrategy        LifeStrategy       LifeStrategy        Prime Money
                                                Growth Fund         Income Fund       Moderate Growth      Market Fund
                                                Sub-account         Sub-account       Fund Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          54,973   $          20,758   $         203,546   $           5,343
   Due from (to) AIG Life Insurance
    Company                                                (12)                (17)                  0                  (6)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          54,961   $          20,741   $         203,546   $           5,337
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $             623   $             693   $           2,436   $              54
   Mortality and expense risk and
    administrative charges                                (128)               (175)                (43)                (46)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               495                 518               2,393                   8
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  39                (119)                  5                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        4,176               1,488               2,319                   0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             4,215               1,369               2,324                   0
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           4,710   $           1,887   $           4,717   $               8
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       19

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                      Vanguard           Vanguard
                                                 Vanguard        Total Bond Market     U. S. Growth          Vanguard
                                               PRIMECAP Fund        Index Fund             Fund           Wellington Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $           2,847   $           5,284   $           4,933   $           2,885
   Due from (to) AIG Life Insurance
    Company                                                 (5)                 (9)                 (1)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           2,842   $           5,275   $           4,932   $           2,874
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $           2,842   $           5,275   $           4,932   $           2,874
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $           2,842   $           5,275   $           4,932   $           2,874
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $              11   $             232   $              15   $              84
   Mortality and expense risk and
    administrative charges                                (127)                (40)               (162)                (62)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (116)                192                (147)                 22
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  16                  (7)               (141)                (11)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          881                 (31)              1,302                 471
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               897                 (38)              1,161                 460
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             781   $             154   $           1,014   $             482
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       20

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                    Vanguard VIF       Vanguard VIF         Vanguard VIF
                                                 Vanguard             Balanced       Diversified Value     International
                                               Windsor Fund           Portfolio          Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $           2,864   $         383,027   $          17,388   $          59,819
   Due from (to) AIG Life Insurance
    Company                                                 (3)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           2,861   $         383,027   $          17,388   $          59,819
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $           2,861   $         383,027   $          17,388   $          59,819
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $           2,861   $         383,027   $          17,388   $          59,819
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $              31   $               0   $               0   $               0
   Mortality and expense risk and
    administrative charges                                (102)               (117)                (16)                (19)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (71)               (117)                (16)                (19)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  (5)                 83                  14                   8
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          844              10,347               1,320               2,510
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               839              10,430               1,334               2,518
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             768   $          10,313   $           1,318   $           2,499
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       21

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Vanguard VIF
                                               Vanguard VIF         Vanguard VIF        Vanguard VIF         Short Term
                                               Mid-Cap Index        Money Market         REIT Index           Corporate
                                                 Portfolio           Portfolio           Portfolio            Portfolio
                                                Sub-account         Sub-account         Sub-account          Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          24,277   $          82,004   $          26,788   $          15,426
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          24,277   $          82,004   $          26,788   $          15,426
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          24,277   $          82,004   $          26,788   $          15,426
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          24,277   $          82,004   $          26,788   $          15,426
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $             300   $               0   $               0
   Mortality and expense risk and
    administrative charges                                 (14)               (170)                (18)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (14)                130                 (18)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   5                   0                   8                   4
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          819                   0                 772                 129
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               824                   0                 780                 133
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             810   $             130   $             762   $             122
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       22

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                             Vanguard VIF
                                             Vanguard VIF     Total Stock
                                             Small Company       Market
                                                 Growth          Index
                                               Portfolio       Portfolio
                                              Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      16,537   $      16,976
   Due from (to) AIG Life Insurance
    Company                                              0               0
                                             -------------   -------------
NET ASSETS                                   $      16,537   $      16,976
                                             =============   =============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $      16,537   $      16,976
   Contract owners - accumulation reserves               0               0
                                             -------------   -------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      16,537   $      16,976
                                             =============   =============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           0   $           0
   Mortality and expense risk and
    administrative charges                             (15)            (14)
                                             -------------   -------------
NET INVESTMENT INCOME (LOSS)                           (15)            (14)
                                             -------------   -------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments               7              10
   Capital gain distributions from mutual
    funds                                                0               0
   Net unrealized appreciation
    (depreciation) of investments                      469             908
                                             -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           476             918
                                             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         461   $         904
                                             =============   =============

See accompanying notes.
                                      VA-I
                                       23

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein
                                                  AIM V.I.           AIM V.I.             Americas       AllianceBernstein
                                                  Capital          International         Government         Global Bond
                                             Appreciation Fund      Growth Fund       Income Portfolio       Portfolio
                                             - Series I shares   - Series I shares       - Class A           - Class A
                                                Sub-account         Sub-account          Sub-account        Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($         20,788)  ($          7,842)  $       2,015,757    $        861,720
   Net realized gain (loss) on investments            (187,994)           (109,731)            936,750             883,231
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      572,451             328,113             666,179             302,516
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             363,669             210,540           3,618,686           2,047,467
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           20,776               2,609           1,169,430             105,582
   Administrative charges                               (1,357)               (614)           (127,193)            (31,927)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  (27,320)           (185,984)         (8,046,660)          1,974,720
   Contract withdrawals                               (127,891)           (139,297)         (6,971,445)         (2,414,291)
   Deferred sales charges                               (3,252)             (5,044)           (132,101)            (42,115)
   Death benefits                                      (12,958)                  0          (1,440,018)           (326,318)
   Annuity payments                                     (1,035)                  0             (14,366)             (6,005)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (153,037)           (328,330)        (15,562,353)           (740,354)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                210,632            (117,790)        (11,943,667)          1,307,113
NET ASSETS:
   Beginning of year                                 1,409,458           1,182,143          66,020,532          17,209,288
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,620,090    $      1,064,353   $      54,076,865    $     18,516,401
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($         25,346)  ($         15,709)  $       2,073,443   ($         59,528)
   Net realized gain (loss) on investments            (288,314)           (562,430)           (101,703)            119,064
   Capital gain distributions from mutual
    funds                                                    0                   0             264,888                   0
   Net unrealized appreciation
    (depreciation) of investments                     (238,150)             77,490           2,612,238           1,652,941
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (551,810)           (500,649)          4,848,866           1,712,477
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           20,038              10,341           5,292,632           1,489,128
   Administrative charges                               (1,479)               (779)            (98,322)            (18,172)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (173,629)           (975,737)         20,192,238           7,153,624
   Contract withdrawals                               (168,544)           (107,338)         (8,663,610)         (2,075,143)
   Deferred sales charges                               (4,450)             (3,305)           (144,048)            (30,996)
   Death benefits                                       (9,107)             (1,219)           (739,704)           (120,286)
   Annuity payments                                     (1,126)                  0             (13,930)             (5,096)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (338,297)         (1,078,037)         15,825,256           6,393,059
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (890,107)         (1,578,686)         20,674,122           8,105,536
NET ASSETS:
   Beginning of year                                 2,299,565           2,760,829          45,346,410           9,103,752
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,409,458    $      1,182,143   $      66,020,532    $     17,209,288
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       24

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein
                                               Global Dollar     AllianceBernstein   AllianceBernstein
                                                 Government         Growth and          Growth and       AllianceBernstein
                                                 Portfolio        Income Portfolio    Income Portfolio    Growth Portfolio
                                                 - Class A           - Class A           - Class B           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         901,320   ($        871,166)  ($        955,526)  ($      1,391,994)
   Net realized gain (loss) on investments           1,797,122          (9,472,868)         (5,364,883)        (19,637,314)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    3,374,816          79,653,445          53,277,960          49,317,596
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           6,073,258          69,309,411          46,957,551          28,288,288
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          136,972             636,578           1,344,178             230,901
   Administrative charges                              (37,688)           (296,368)           (464,926)           (119,754)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  190,382           3,769,542           6,779,269             795,338
   Contract withdrawals                             (2,478,728)        (30,080,241)        (10,013,686)        (12,466,165)
   Deferred sales charges                              (39,625)           (321,819)           (254,890)           (117,891)
   Death benefits                                   (1,262,687)         (4,753,347)         (2,934,113)         (1,823,264)
   Annuity payments                                     (1,902)           (163,049)             (2,580)            (46,999)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (3,493,276)        (31,208,704)         (5,546,748)        (13,547,834)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              2,579,982          38,100,707          41,410,803          14,740,454
NET ASSETS:
   Beginning of year                                20,054,124         246,659,317         158,807,582          94,315,336
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $      22,634,106    $    284,760,024    $    200,218,385    $    109,055,790
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         772,450   ($      2,490,396)  ($      1,452,457)  ($      1,830,332)
   Net realized gain (loss) on investments              76,685         (20,198,574)         (9,043,194)        (40,971,578)
   Capital gain distributions from mutual
    funds                                                    0          11,019,720           5,839,831                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,254,788         (79,219,168)        (43,980,158)         (5,047,319)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           2,103,923         (90,888,418)        (48,635,978)        (47,849,229)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          782,203           1,005,424          28,503,252             523,255
   Administrative charges                              (19,934)           (344,656)           (444,886)           (144,672)
   Net transfers from (to) other
    sub-accounts or fixed rate option                9,917,513         (32,436,463)         23,796,166         (18,540,910)
   Contract withdrawals                             (1,836,234)        (44,753,831)         (7,986,784)        (18,086,704)
   Deferred sales charges                              (29,001)           (730,262)           (232,916)           (263,708)
   Death benefits                                     (133,915)         (7,638,879)         (3,106,241)         (2,285,197)
   Annuity payments                                     (1,570)           (206,081)                  0             (59,219)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               8,679,062         (85,104,748)         40,528,591         (38,857,155)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             10,782,985        (175,993,166)         (8,107,387)        (86,706,384)
NET ASSETS:
   Beginning of year                                 9,271,139         422,652,483         166,914,959         181,021,720
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $      20,054,124    $    246,659,317    $    158,807,582    $     94,315,336
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       25

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein   AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      High-Yield         International       International
                                             Growth Portfolio        Portfolio           Portfolio        Value Portfolio
                                                 - Class B           - Class A           - Class A           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        667,761)  $       1,699,196   ($        467,988)  ($        175,868)
   Net realized gain (loss) on investments          (4,129,012)         (1,287,403)           (377,335)            (93,948)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                   18,307,166           6,865,243          10,775,899           6,548,716
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          13,510,393           7,277,036           9,930,576           6,278,900
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          313,449             298,320             109,159             164,058
   Administrative charges                             (130,633)            (73,960)            (64,004)            (42,463)
   Net transfers from (to) other
    sub-accounts or fixed rate option                3,081,999           9,444,676             404,254           3,510,619
   Contract withdrawals                             (3,109,167)         (3,769,141)         (4,142,230)           (953,451)
   Deferred sales charges                             (100,145)            (63,569)            (59,800)            (21,168)
   Death benefits                                     (851,392)         (1,869,794)           (929,266)           (316,757)
   Annuity payments                                          0             (21,796)             (5,820)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (795,889)          3,944,736          (4,687,707)          2,340,838
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             12,714,504          11,221,772           5,242,869           8,619,738
NET ASSETS:
   Beginning of year                                42,188,028          32,187,817          37,231,317          13,504,876
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     54,902,532   $      43,409,589    $     42,474,186    $     22,124,614
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        691,299)  $       1,549,753   ($        602,348)  ($        118,402)
   Net realized gain (loss) on investments          (5,948,409)         (1,394,011)         (9,336,521)           (391,002)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                  (11,299,031)         (1,591,081)          2,739,082            (505,383)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (17,938,739)         (1,435,339)         (7,199,787)         (1,014,787)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        6,441,705           3,456,351           2,072,776           2,710,533
   Administrative charges                             (133,368)            (52,803)            (66,149)            (22,518)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  721,357           4,854,057          (1,828,374)          8,488,182
   Contract withdrawals                             (2,254,374)         (3,534,973)         (5,968,153)           (404,503)
   Deferred sales charges                              (71,288)            (89,531)            (59,917)             (7,989)
   Death benefits                                     (742,703)           (440,504)           (721,992)            (82,058)
   Annuity payments                                          0             (40,312)             (9,256)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               3,961,329           4,152,285          (6,581,065)         10,681,647
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (13,977,410)          2,716,946         (13,780,852)          9,666,860
NET ASSETS:
   Beginning of year                                56,165,438          29,470,871          51,012,169           3,838,016
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     42,188,028   $      32,187,817    $     37,231,317    $     13,504,876
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       26

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                               Money Market        Money Market        Premier Growth     Premier Growth
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                 - Class A           - Class B           - Class A           - Class B
                                                Sub-account         Sub-account          Sub-account        Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        442,821)  ($        473,877)  ($      2,632,446)  ($      1,116,774)
   Net realized gain (loss) on investments                   0                   0         (31,218,395)         (7,387,696)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0          70,680,852          24,006,110
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (442,821)           (473,877)         36,830,011          15,501,640
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           67,676           1,698,584             838,136             738,242
   Administrative charges                              (54,122)            (85,697)           (259,473)           (230,827)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (6,477,289)           (440,449)        (11,720,995)            231,154
   Contract withdrawals                            (23,186,996)        (11,563,924)        (19,110,383)         (5,112,103)
   Deferred sales charges                             (295,336)           (269,024)           (303,172)           (164,984)
   Death benefits                                     (335,692)           (552,447)         (3,871,347)         (1,534,010)
   Annuity payments                                    (18,016)                  0            (134,835)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions             (30,299,775)        (11,212,957)        (34,562,069)         (6,072,528)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (30,742,596)        (11,686,834)          2,267,942           9,429,112
NET ASSETS:
   Beginning of year                                66,817,626          45,720,808         191,365,782          75,608,739
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     36,075,030    $     34,033,974    $    193,633,724    $     85,037,851
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        217,398)  ($        261,537)  ($      3,726,812)  ($      1,201,845)
   Net realized gain (loss) on investments                   0                   0         (55,024,237)         (8,204,182)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0         (49,101,186)        (25,078,284)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (217,398)           (261,537)       (107,852,235)        (34,484,311)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          406,109          28,227,149           1,231,941          14,121,258
   Administrative charges                              (66,489)            (89,852)           (332,307)           (238,983)
   Net transfers from (to) other
    sub-accounts or fixed rate option               19,237,217             437,369         (40,649,889)          5,403,419
   Contract withdrawals                            (30,473,423)        (27,944,304)        (29,009,912)         (3,600,842)
   Deferred sales charges                             (533,265)           (256,843)           (668,622)           (105,600)
   Death benefits                                   (2,795,425)           (587,056)         (5,096,897)         (1,558,748)
   Annuity payments                                    (21,187)               (415)           (167,428)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions             (14,246,463)           (213,952)        (74,693,114)         14,020,504
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (14,463,861)           (475,489)       (182,545,349)        (20,463,807)
NET ASSETS:
   Beginning of year                                81,281,487          46,196,297         373,911,131          96,072,546
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     66,817,626    $     45,720,808    $    191,365,782    $     75,608,739
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       27

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein
                                                                    Real Estate      AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      Investment        Small Cap Value       Technology
                                              Quasar Portfolio       Portfolio           Portfolio           Portfolio
                                                 - Class A           - Class A           - Class A           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        566,971)  $         408,161    $         64,941   ($      1,093,702)
   Net realized gain (loss) on investments          (3,346,893)          1,057,718             265,791         (28,771,813)
   Capital gain distributions from mutual
    funds                                                    0                   0             167,712                   0
   Net unrealized appreciation
    (depreciation) of investments                   19,701,025           9,441,843          14,174,752          57,043,744
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          15,787,161          10,907,722          14,673,196          27,178,229
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          242,966             204,094             478,891             259,127
   Administrative charges                              (75,910)            (68,738)           (105,639)           (116,029)
   Net transfers from (to) other
    sub-accounts or fixed rate option                3,801,667           2,060,971           6,402,097          (3,902,804)
   Contract withdrawals                             (4,588,865)         (3,207,558)         (2,803,766)         (8,320,764)
   Deferred sales charges                              (66,820)            (71,269)            (74,527)           (131,871)
   Death benefits                                     (675,173)           (430,079)           (684,962)         (1,230,744)
   Annuity payments                                    (16,823)            (17,797)                  0             (38,613)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (1,378,958)         (1,530,376)          3,212,094         (13,481,698)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             14,408,203           9,377,346          17,885,290          13,696,531
NET ASSETS:
   Beginning of year                                35,680,906          30,607,765          37,404,174          72,652,199
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     50,089,109   $      39,985,111    $     55,289,464    $     86,348,730
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        640,061)  $         331,090   ($        379,896)  ($      1,573,172)
   Net realized gain (loss) on investments          (4,780,783)            505,568             (20,805)        (57,133,717)
   Capital gain distributions from mutual
    funds                                                    0                   0               3,326                   0
   Net unrealized appreciation
    (depreciation) of investments                  (13,565,680)         (1,166,169)         (4,425,379)         (7,743,760)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (18,986,524)           (329,511)         (4,822,754)        (66,450,649)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        2,628,813           3,006,593           9,243,816             692,129
   Administrative charges                              (73,712)            (52,455)            (79,656)           (145,027)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (357,436)          9,729,237          18,562,781         (17,455,820)
   Contract withdrawals                             (4,018,302)         (3,901,099)         (2,359,894)        (12,231,018)
   Deferred sales charges                              (84,922)            (94,451)            (78,422)           (306,142)
   Death benefits                                   (1,111,967)           (370,822)           (474,205)         (1,799,612)
   Annuity payments                                    (22,487)            (15,569)             (2,069)            (57,169)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (3,040,013)          8,301,434          24,812,351         (31,302,659)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (22,026,537)          7,971,923          19,989,597         (97,753,308)
NET ASSETS:
   Beginning of year                                57,707,443          22,635,842          17,414,577         170,405,507
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     35,680,906   $      30,607,765    $     37,404,174    $     72,652,199
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       28

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein   AllianceBernstein
                                                                                     U.S. Government/    U.S. Government/
                                             AllianceBernstein   AllianceBernstein       High Grade         High Grade
                                                Technology          Total Return         Securities         Securities
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                 - Class B           - Class A           - Class A           - Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        402,818)  $       1,938,727   $       3,360,830   $          94,811
   Net realized gain (loss) on investments          (5,429,867)         (2,091,310)          3,169,852             141,143
   Capital gain distributions from mutual
    funds                                                    0                   0              44,924               1,374
   Net unrealized appreciation
    (depreciation) of investments                   15,836,816          26,269,307          (3,505,133)           (141,886)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          10,004,131          26,116,724           3,070,473              95,442
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          216,214           1,050,617             768,854                   0
   Administrative charges                              (84,707)           (302,335)           (240,308)             (6,174)
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,096,723          15,553,261         (14,438,674)            (98,021)
   Contract withdrawals                             (1,547,240)        (14,796,449)        (14,737,272)           (204,084)
   Deferred sales charges                              (54,842)           (181,508)           (254,217)             (4,517)
   Death benefits                                     (323,545)         (3,049,496)         (4,366,559)            (84,053)
   Annuity payments                                          0             (28,137)            (47,894)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (697,397)         (1,754,047)        (33,316,070)           (396,849)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              9,306,734          24,362,677         (30,245,597)           (301,407)
NET ASSETS:
   Beginning of year                                24,305,402         152,396,665         144,128,300           4,108,870
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        459,239)  $       2,014,113   $       1,608,884   $          39,597
   Net realized gain (loss) on investments          (8,132,011)         (3,293,138)          1,118,351              68,418
   Capital gain distributions from mutual
    funds                                                    0             741,754                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                  (10,956,722)        (20,237,198)          5,136,638             119,615
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (19,547,972)        (20,774,469)          7,863,873             227,630
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        3,353,050          14,494,899          14,266,750              85,000
   Administrative charges                              (97,916)           (258,403)           (191,033)             (5,470)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  463,423          22,581,517          48,486,036           1,403,135
   Contract withdrawals                             (1,524,315)        (16,650,648)        (16,620,241)           (487,006)
   Deferred sales charges                              (59,750)           (285,658)           (313,911)            (30,582)
   Death benefits                                     (527,238)         (3,146,700)         (2,889,672)           (256,120)
   Annuity payments                                          0             (38,363)            (37,843)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,607,254          16,696,644          42,700,086             708,957
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (17,940,718)         (4,077,825)         50,563,959             936,587
NET ASSETS:
   Beginning of year                                42,246,120         156,474,490          93,564,341           3,172,283
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     24,305,402   $     152,396,665   $     144,128,300   $       4,108,870
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       29

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein                                           AllianceBernstein
                                              U.S. Large Cap     AllianceBernstein                           Worldwide
                                               Blended Style      Utility Income     AllianceBernstein     Privitization
                                                 Portfolio           Portfolio        Value Portfolio        Portfolio
                                                 - Class B           - Class A           - Class B           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          4,471)  $         634,791   ($        368,398)  ($         66,057)
   Net realized gain (loss) on investments                 924          (3,786,329)           (308,391)         (1,723,956)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       65,356           9,162,954          14,673,108          10,489,670
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              61,809           6,011,416          13,996,319           8,699,657
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           35,500             288,965             658,039             105,541
   Administrative charges                                 (669)            (71,129)           (143,694)            (39,140)
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,105,450            (290,562)          9,394,913           1,143,366
   Contract withdrawals                                 (8,397)         (3,897,912)         (3,547,913)         (3,102,392)
   Deferred sales charges                                 (338)            (74,825)            (90,971)            (35,602)
   Death benefits                                            0            (623,645)           (949,028)           (390,772)
   Annuity payments                                          0                (878)                  0             (23,543)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,131,546          (4,669,986)          5,321,346          (2,342,542)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,193,355           1,341,430          19,317,665           6,357,115
NET ASSETS:
   Beginning of year                                         0          36,592,670          49,441,906          23,455,148
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,193,355   $      37,934,100    $     68,759,571    $     29,812,263
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0   $         223,352   ($        491,061)   $        112,216
   Net realized gain (loss) on investments                   0          (6,460,283)           (579,103)         (6,037,178)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0          (7,094,085)         (5,985,471)          4,398,110
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0         (13,331,016)         (7,055,635)         (1,526,852)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0           2,673,335          11,871,876             594,573
   Administrative charges                                    0             (78,784)           (102,054)            (40,144)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0          (3,739,181)         23,614,903          (3,498,837)
   Contract withdrawals                                      0          (4,058,989)         (2,499,205)         (3,071,464)
   Deferred sales charges                                    0             (72,905)            (73,635)            (47,107)
   Death benefits                                            0          (1,193,040)           (677,662)         (1,097,523)
   Annuity payments                                          0                   0                   0             (35,726)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0          (6,469,564)         32,134,223          (7,196,228)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0         (19,800,580)         25,078,588          (8,723,080)
NET ASSETS:
   Beginning of year                                         0          56,393,250          24,363,318          32,178,228
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0   $      36,592,670    $     49,441,906    $     23,455,148
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       30

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Delaware VIP
                                               Delaware VIP        Delaware VIP        Delaware VIP           Growth
                                                 Balanced        Capital Reserves      Cash Reserves       Opportunities
                                                   Series             Series              Series              Series
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          24,195   $           7,797   ($          3,972)  ($         12,461)
   Net realized gain (loss) on investments            (122,388)              3,996                   0             (69,173)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      298,805              (1,229)                  0             405,838
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             200,612              10,564              (3,972)            324,204
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                 (847)               (178)               (373)               (347)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (7,086)             (8,234)           (126,846)             (3,346)
   Contract withdrawals                               (277,476)            (88,445)           (658,879)            (43,027)
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                      (37,044)                  0                   0                   0
   Annuity payments                                          0                   0                   0              (2,112)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (322,453)            (96,857)           (786,098)            (48,832)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (121,841)            (86,293)           (790,070)            275,372
NET ASSETS:
   Beginning of year                                 1,309,434             332,704           1,281,098             850,333
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,187,593   $         246,411    $        491,028    $      1,125,705
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $          32,742   $          17,151   ($              2)   $        128,594
   Net realized gain (loss) on investments            (186,943)              1,679                   0            (222,639)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (172,367)              8,121                   0            (247,759)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (326,568)             26,951                  (2)           (341,804)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                               (1,027)               (285)               (368)               (378)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (117,932)             40,218             554,443            (144,405)
   Contract withdrawals                               (299,473)           (287,132)           (102,579)            (42,160)
   Deferred sales charges                                    0                   0                   0                 (20)
   Death benefits                                     (204,827)            (25,750)            (13,407)                  0
   Annuity payments                                          0                   0                   0              (3,043)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (623,259)           (272,949)            438,089            (190,006)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (949,827)           (245,998)            438,087            (531,810)
NET ASSETS:
   Beginning of year                                 2,259,261             578,702             843,011           1,382,143
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,309,434   $         332,704    $      1,281,098    $        850,333
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       31

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Dreyfus VIF
                                               Delaware VIP        Delaware VIP        Dreyfus Stock       Small Company
                                                High Yield           Large Cap           Index Fund       Stock Portfolio
                                                  Series           Value Series      - Initial shares    - Initial shares
                                               Sub-account          Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          38,057   $          33,095    $          6,186   ($         19,553)
   Net realized gain (loss) on investments             (17,734)           (155,686)           (587,277)            (24,656)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      126,098           1,251,059           2,756,509             572,382
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             146,421           1,128,468           2,175,418             528,173
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0              36,255               2,730
   Administrative charges                                 (487)             (2,867)             (8,662)               (902)
   Net transfers from (to) other
    sub-accounts or fixed rate option                      (68)            150,727              (4,234)             97,374
   Contract withdrawals                                (48,615)           (990,566)         (1,298,629)           (148,960)
   Deferred sales charges                                    0                   0             (17,658)             (1,184)
   Death benefits                                            0             (15,175)           (105,573)              2,247
   Annuity payments                                          0              (4,308)             (4,501)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (49,170)           (862,189)         (1,403,002)            (48,695)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 97,251             266,279             772,416             479,478
NET ASSETS:
   Beginning of year                                   566,203           4,501,466           9,017,052           1,459,136
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         663,454   $       4,767,745    $      9,789,468    $      1,938,614
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $          55,368   $          23,788   ($         11,494)  ($         20,684)
   Net realized gain (loss) on
    investments                                        (47,990)           (337,547)           (921,046)            (20,208)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (4,488)           (953,958)         (2,337,560)           (384,326)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               2,890          (1,267,717)         (3,270,100)           (425,218)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0              60,547                 867
   Administrative charges                                 (466)             (3,645)             (9,717)               (930)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (5,345)           (404,164)           (972,648)             63,783
   Contract withdrawals                                (20,633)           (992,803)         (1,267,160)           (152,277)
   Deferred sales charges                                    0                   0             (27,967)             (5,755)
   Death benefits                                      (34,765)            (32,131)           (186,940)             (7,574)
   Annuity payments                                          0              (4,994)             (4,852)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (61,209)         (1,437,737)         (2,408,737)           (101,886)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (58,319)         (2,705,454)         (5,678,837)           (527,104)
NET ASSETS:
   Beginning of year                                   624,522           7,206,920          14,695,889           1,986,240
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         566,203   $       4,501,466    $      9,017,052    $      1,459,136
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       32

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP         Fidelity VIP                           Fidelity VIP
                                               Asset Manager         Contrafund         Fidelity VIP        High Income
                                                 Portfolio           Portfolio        Growth Portfolio       Portfolio
                                              - Initial Class     - Initial Class     - Initial Class    - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         195,267   ($         30,538)  ($         78,105)  $         110,959
   Net realized gain (loss) on investments            (367,141)           (266,933)         (1,019,011)              2,886
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,427,372           1,085,702           2,987,740             291,611
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           1,255,498             788,231           1,890,624             405,456
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           13,620              13,942              37,895               1,973
   Administrative charges                               (4,754)             (3,175)             (7,481)             (1,077)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (168,111)           (187,501)            (80,912)            108,881
   Contract withdrawals                               (759,269)           (518,740)         (1,045,359)           (388,345)
   Deferred sales charges                              (10,361)            (14,123)            (19,167)             (6,520)
   Death benefits                                     (149,940)            (11,746)            (34,464)            (18,952)
   Annuity payments                                     (2,383)             (1,372)             (2,740)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (1,081,198)           (722,715)         (1,152,228)           (304,040)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                174,300              65,516             738,396             101,416
NET ASSETS:
   Beginning of year                                 8,436,045           3,450,426           6,852,421           1,752,454
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       8,610,345    $      3,515,942    $      7,590,817   $       1,853,870
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         309,492   ($         20,466)  ($        116,669)  $         212,595
   Net realized gain (loss) on investments          (1,120,867)           (323,140)         (3,078,628)           (297,972)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (546,663)            (99,032)         (1,058,232)             54,713
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          (1,358,038)           (442,638)         (4,253,529)            (30,664)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           17,536              17,646              54,469               3,254
   Administrative charges                               (4,888)             (3,241)             (8,700)             (1,138)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (1,384,115)           (107,811)           (394,215)           (272,319)
   Contract withdrawals                             (1,308,952)           (619,896)         (1,729,230)           (317,647)
   Deferred sales charges                              (38,828)            (26,543)            (45,691)             (9,421)
   Death benefits                                     (222,442)            (66,529)            (15,243)            (84,163)
   Annuity payments                                     (3,573)             (1,409)             (3,016)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (2,945,262)           (807,783)         (2,141,626)           (681,434)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (4,303,300)         (1,250,421)         (6,395,155)           (712,098)
NET ASSETS:
   Beginning of year                                12,739,345           4,700,847          13,247,576           2,464,552
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       8,436,045    $      3,450,426    $      6,852,421   $       1,752,454
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       33

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Investment Grade      Money Market          Overseas           Mercury HW
                                              Bond Portfolio         Portfolio           Portfolio       International VIP
                                              - Initial Class    - Initial Class      - Initial Class        Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         192,597   ($         26,335)  ($          2,272)  ($         17,172)
   Net realized gain (loss) on investments             163,110                   0            (134,551)           (105,257)
   Capital gain distributions from mutual
    funds                                               23,803                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (202,490)                  0             301,761             477,571
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             177,020             (26,335)            164,938             355,142
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            5,094              17,563               2,750                 120
   Administrative charges                               (3,444)             (3,823)               (406)             (2,700)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (1,517,123)         (1,677,225)           (149,452)         (1,635,297)
   Contract withdrawals                             (1,179,174)         (2,212,437)            (94,443)            (17,278)
   Deferred sales charges                               (8,043)            (45,339)               (107)               (637)
   Death benefits                                      (59,851)            (53,356)            (12,274)           (104,960)
   Annuity payments                                     (5,946)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (2,768,487)         (3,974,617)           (253,932)         (1,760,752)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,591,467)         (4,000,952)            (88,994)         (1,405,610)
NET ASSETS:
   Beginning of year                                 6,837,666           9,060,847             493,984           1,405,610
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       4,246,199    $      5,059,895    $        404,990    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         187,489    $         30,277   ($          3,551)   $         38,666
   Net realized gain (loss) on investments              70,580                   0             (51,283)            (63,499)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      233,943                   0             (81,210)           (193,221)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             492,012              30,277            (136,044)           (218,054)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            4,657              91,297               2,340                 796
   Administrative charges                               (2,818)             (4,551)               (432)             (3,350)
   Net transfers from (to) other
    sub-accounts or fixed rate option                2,076,788           2,239,335              12,503             (27,012)
   Contract withdrawals                               (834,626)         (5,420,052)            (48,880)            (52,383)
   Deferred sales charges                              (18,192)           (153,806)                (85)             (2,769)
   Death benefits                                      (33,728)                  0                   0             (72,823)
   Annuity payments                                     (5,809)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,186,272          (3,247,777)            (34,554)           (157,541)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,678,284          (3,217,500)           (170,598)           (375,595)
NET ASSETS:
   Beginning of year                                 5,159,382          12,278,347             664,582           1,781,205
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       6,837,666    $      9,060,847    $        493,984    $      1,405,610
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       34

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Merrill Lynch
                                               Merrill Lynch                                                Developing
                                                 American          Merrill Lynch       Merrill Lynch      Capital Markets
                                               Balanced V.I.     Basic Value V.I.     Core Bond V.I.         V.I. Fund
                                               Fund - Class I     Fund - Class I      Fund - Class I         - Class I
                                                Sub-account         Sub-account        Sub-account          Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            149)  ($         14,545)  $          13,298    $          1,062
   Net realized gain (loss) on investments              (1,077)           (147,916)              3,025               8,959
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        2,409           2,128,662               1,346              38,917
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               1,183           1,966,201              17,669              48,938
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0               1,120                   0                   0
   Administrative charges                                  (22)            (13,616)               (650)               (180)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  (10,863)            232,143             (18,159)           (171,198)
   Contract withdrawals                                      0            (179,768)            (13,827)             (5,471)
   Deferred sales charges                                    0              (3,849)               (349)               (228)
   Death benefits                                            0            (332,588)            (47,619)                  0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (10,885)           (296,558)            (80,604)           (177,077)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,702)          1,669,643             (62,935)           (128,139)
NET ASSETS:
   Beginning of year                                     9,702           6,515,854             594,737             128,139
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0    $      8,185,497   $         531,802    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $            154   ($          3,478)  $          19,808   ($          1,490)
   Net realized gain (loss) on investments                  (3)           (194,261)               (863)             (1,313)
   Capital gain distributions from mutual
    funds                                                    0              53,075                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (1,847)         (1,492,472)             27,006             (13,993)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (1,696)         (1,637,136)             45,951             (16,796)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0               4,180                   0                   0
   Administrative charges                                  (17)            (14,084)               (628)               (197)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0            (330,652)            (78,775)             (4,131)
   Contract withdrawals                                      0            (325,367)             (8,206)               (921)
   Deferred sales charges                                    0             (11,576)                  0                  (1)
   Death benefits                                            0            (729,340)                  0                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                     (17)         (1,406,839)            (87,609)             (5,250)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,713)         (3,043,975)            (41,658)            (22,046)
NET ASSETS:
   Beginning of year                                    11,415           9,559,829             636,395             150,185
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          9,702    $      6,515,854   $         594,737    $        128,139
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       35

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch      Merrill Lynch
                                               Domestic Money    Global Allocation     Global Growth       High Current
                                              Market V.I. Fund       V.I. Fund           V.I. Fund        Income V.I. Fund
                                                 - Class I           - Class I           - Class I           - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          6,828)  $          16,995   ($          1,917)  $          54,057
   Net realized gain (loss) on investments                   0             (41,591)            (26,316)            (57,542)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             197,419             221,867             172,899
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (6,828)            172,823             193,634             169,414
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                               (1,970)               (992)               (978)             (1,299)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (287,783)            331,427              45,531             108,327
   Contract withdrawals                               (116,535)            (48,428)             (7,788)            (20,595)
   Deferred sales charges                               (4,295)             (2,830)                  0              (1,042)
   Death benefits                                      (46,453)             (4,487)                  0             (22,629)
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (457,036)            274,690              36,765              62,762
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (463,864)            447,513             230,399             232,176
NET ASSETS:
   Beginning of year                                 1,292,862             500,921             585,938             579,027
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        828,998   $         948,434    $        816,337   $         811,203
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $            900   $           8,806   ($          8,942)  $          52,769
   Net realized gain (loss) on investments                   0            (163,456)            (44,952)            (30,353)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             107,602            (190,824)            (40,084)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 900             (47,048)           (244,718)            (17,668)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               25                 500               1,861                   0
   Administrative charges                               (2,337)             (1,043)               (478)               (800)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  140,648            (155,694)              1,458             (21,167)
   Contract withdrawals                               (118,299)           (167,169)            (14,970)            (26,138)
   Deferred sales charges                               (3,349)             (9,274)               (560)               (595)
   Death benefits                                     (149,810)            (34,334)            (16,083)             (7,702)
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (133,122)           (367,014)            (28,772)            (56,402)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (132,222)           (414,062)           (273,490)            (74,070)
NET ASSETS:
   Beginning of year                                 1,425,084             914,983             859,428             653,097
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,292,862   $         500,921    $        585,938   $         579,027
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       36

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                               International      Large Cap Core      Large Cap Growth   Natural Resource
                                              Value V.I. Fund        V.I. Fund           V.I. Fund          Focus Fund
                                                 - Class I           - Class I           - Class I           - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          50,146   ($         13,538)  ($          9,782)   $              0
   Net realized gain (loss) on investments               1,613            (163,813)           (115,777)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      129,805             551,928             321,399                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             181,564             374,577             195,840                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                 (440)             (2,645)             (1,096)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,746,342             172,968              78,434                   0
   Contract withdrawals                                 (8,608)            (30,225)             (1,886)                  0
   Deferred sales charges                                  (11)             (1,109)                  0                   0
   Death benefits                                      (13,173)           (110,104)            (78,177)                  0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,724,110              28,885              (2,725)                  0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,905,674             403,462             193,115                   0
NET ASSETS:
   Beginning of year                                         0           1,272,212             633,141                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,905,674    $      1,675,674    $        826,256    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $               0   ($          8,617)  ($          9,303)  ($            186)
   Net realized gain (loss) on investments                   0             (92,307)            (11,278)             13,268
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0            (185,862)           (161,141)             (7,853)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0            (286,786)           (181,722)              5,229
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0               1,861                   0
   Administrative charges                                    0              (2,736)             (1,082)                (36)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0              98,963             106,954             (44,010)
   Contract withdrawals                                      0             (69,999)             (4,999)                  0
   Deferred sales charges                                    0              (1,846)                (90)                  0
   Death benefits                                            0             (38,104)                570                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0             (13,722)            103,214             (44,046)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0            (300,508)            (78,508)            (38,817)
NET ASSETS:
   Beginning of year                                         0           1,572,720             711,649              38,817
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $               0    $      1,272,212    $        633,141    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       37

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                   Merrill Lynch     UBS Series Trust      UIF Core Plus
                                               Merrill Lynch       Utilities and         Tactical          Fixed Income
                                              Small Cap Value    Telecom V.I. Fund      Allocations          Portfolio
                                             V.I. Fund - Class       - Class I           Portfolio           - Class I
                                               I Sub-account        Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($         22,867)  $           6,522   ($         35,097)  $              37
   Net realized gain (loss) on investments             (11,428)            (85,953)         (2,285,749)                (76)
   Capital gain distributions from mutual
    funds                                               10,330                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      804,980             147,849           6,779,391               1,562
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             781,015              68,418           4,458,545               1,523
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              200                   0               1,850                   0
   Administrative charges                               (4,636)               (673)            (38,690)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                  100,225             (31,408)         (1,460,064)             (3,384)
   Contract withdrawals                               (117,928)            (16,345)         (1,355,109)                  0
   Deferred sales charges                               (2,671)               (452)            (50,319)                  0
   Death benefits                                      (78,691)            (27,036)           (267,801)                  0
   Annuity payments                                          0                   0              (3,241)             (2,754)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (103,501)            (75,914)         (3,173,374)             (6,138)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                677,514              (7,496)          1,285,171              (4,615)
NET ASSETS:
   Beginning of year                                 1,935,654             432,630          19,459,532              42,977
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      2,613,168   $         425,134    $     20,744,703   $          38,362
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($          2,826)  $          12,993   ($        132,243)  $           1,322
   Net realized gain (loss) on investments             (34,151)           (314,011)         (2,564,686)                (67)
   Capital gain distributions from mutual
    funds                                               87,986              16,825                   0                 220
   Net unrealized appreciation
    (depreciation) of investments                     (726,319)            107,427          (4,019,691)              1,141
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (675,310)           (176,766)         (6,716,620)              2,616
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              800               1,501              44,678                   0
   Administrative charges                               (4,531)             (1,042)            (44,257)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                  176,751            (129,586)         (3,584,198)                 24
   Contract withdrawals                                (35,640)            (23,303)         (1,636,432)                  0
   Deferred sales charges                               (1,207)               (884)            (72,453)                  0
   Death benefits                                      (41,504)           (133,757)           (531,359)                  0
   Annuity payments                                          0                   0              (2,756)             (2,749)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  94,669            (287,071)         (5,826,777)             (2,725)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (580,641)           (463,837)        (12,543,397)               (109)
NET ASSETS:
   Beginning of year                                 2,516,295             896,467          32,002,929              43,086
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,935,654   $         432,630    $     19,459,532   $          42,977
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       38

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                    UIF                UIF
                                               Equity Growth        Technology           UIF Value            Van Eck
                                                 Portfolio           Portfolio           Portfolio           Worldwide
                                                 - Class I           - Class I           - Class I       Emerging Markets
                                                Sub-account         Sub-account         Sub-account      Fund Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            228)  ($            274)  $               2   ($          7,301)
   Net realized gain (loss) on investments              (1,318)               (522)               (957)             (3,523)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        8,323               5,570               1,490             259,071
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               6,777               4,774                 535             248,247
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0               6,000
   Administrative charges                                    0                   0                   0                (806)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (3,596)                 59              (2,014)             11,887
   Contract withdrawals                                      0                   0                   0            (215,169)
   Deferred sales charges                                    0                   0                   0              (1,876)
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (2,131)               (887)                (24)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (5,727)               (828)             (2,038)           (199,964)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,050               3,946              (1,503)             48,283
NET ASSETS:
   Beginning of year                                    31,797              10,583               3,837             542,588
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         32,847    $         14,529   $           2,334    $        590,871
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($             77)  ($             63)  $              18   ($          6,010)
   Net realized gain (loss) on investments                (328)                 (2)                 (3)            (45,347)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      (12,155)            (10,721)               (723)             27,915
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             (12,560)            (10,786)               (708)            (23,442)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0               4,957
   Administrative charges                                    0                   0                   0                (460)
   Net transfers from (to) other
    sub-accounts or fixed rate option                     (668)                (54)               (465)            184,755
   Contract withdrawals                                      0                   0                   0             (79,615)
   Deferred sales charges                                    0                   0                   0                (774)
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (2,410)               (878)               (322)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (3,078)               (932)               (787)            108,863
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (15,638)            (11,718)             (1,495)             85,421
NET ASSETS:
   Beginning of year                                    47,435              22,301               5,332             457,167
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         31,797    $         10,583   $           3,837    $        542,588
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       39

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                             Vanguard
                                                 Van Eck                                                   LifeStrategy
                                              Worldwide Hard         Vanguard            Vanguard          Conservative
                                                Assets Fund       500 Index Fund         GNMA Fund          Growth Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          1,455)  $              17   $               6   $             613
   Net realized gain (loss) on investments              15,629                (253)                  0                 (76)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       39,772               2,007                  10               4,428
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              53,946               1,771                  16               4,965
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            1,928                   0                   0                   0
   Administrative charges                                 (116)                  0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (9,929)                 90               1,714                 197
   Contract withdrawals                               (137,551)                  0                   0                   0
   Deferred sales charges                                 (373)                  0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                (575)                (10)             (2,728)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (146,041)               (485)              1,704              (2,531)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (92,095)              1,286               1,720               2,434
NET ASSETS:
   Beginning of year                                   192,486               6,829                   0              32,093
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($          1,056)  $              83   $               0   $             585
   Net realized gain (loss) on investments              (3,684)                  0                   0                (115)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (3,312)             (1,780)                  0              (1,459)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (8,052)             (1,697)                  0                (989)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            1,945                   0                   0                   0
   Administrative charges                                  (97)                  0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   25,580               8,906                   0              35,109
   Contract withdrawals                                (33,109)                  0                   0                   0
   Deferred sales charges                                 (103)                  0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                (380)                  0              (2,027)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (5,784)              8,526                   0              33,082
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (13,836)              6,829                   0              32,093
NET ASSETS:
   Beginning of year                                   206,322                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        192,486   $           6,829   $               0   $          32,093
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       40

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                 Vanguard            Vanguard            Vanguard            Vanguard
                                               LifeStrategy        LifeStrategy        LifeStrategy         Prime Money
                                                Growth Fund         Income Fund       Moderate Growth       Market Fund
                                                Sub-account         Sub-account      Fund Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $             495   $             518   $           2,393   $               8
   Net realized gain (loss) on investments                  39                (119)                  5                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        4,176               1,488               2,319                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               4,710               1,887               4,717                   8
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   39,958                 260             200,032                  46
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (1,223)             (1,694)             (1,203)               (438)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  38,735              (1,434)            198,829                (392)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,445                 453             203,546                (384)
NET ASSETS:
   Beginning of year                                    11,516              20,288                   0               5,721
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $             159   $             504   $               0   $              27
   Net realized gain (loss) on investments                   0                 (18)                  0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (1,309)               (500)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (1,150)                (14)                  0                  27
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   13,423              21,560                   0               5,997
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (757)             (1,258)                  0                (303)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  12,666              20,302                   0               5,694
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 11,516              20,288                   0               5,721
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $          11,516   $          20,288   $               0   $           5,721
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       41

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                     Vanguard
                                                 Vanguard        Total Bond Market       Vanguard            Vanguard
                                               PRIMECAP Fund         Index Fund         U.S. Growth       Wellington Fund
                                                Sub-account         Sub-account      Fund Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            116)  $             192   ($            147)  $              22
   Net realized gain (loss) on investments                  16                  (7)               (141)                (11)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          881                 (31)              1,302                 471
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 781                 154               1,014                 482
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                       29               5,873                  45                  29
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (198)               (752)               (357)               (210)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                    (169)              5,121                (312)               (181)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    612               5,275                 702                 301
NET ASSETS:
   Beginning of year                                     2,230                   0               4,230               2,573
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,842   $           5,275    $          4,932   $           2,874
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $             19   $               0    $             13   $              60
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                         (639)                  0              (1,436)               (348)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                (620)                  0              (1,423)               (288)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                    2,972                   0               5,896               2,999
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (122)                  0                (243)               (138)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   2,850                   0               5,653               2,861
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,230                   0               4,230               2,573
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,230   $               0    $          4,230   $           2,573
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       42

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                     Vanguard          Vanguard VIF        Vanguard VIF
                                                 Vanguard          VIF Balanced      Diversified Value     International
                                               Windsor Fund          Portfolio           Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             71)  ($            117)  ($             16)  ($             19)
   Net realized gain (loss) on investments                  (5)                 83                  14                   8
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          844              10,347               1,320               2,510
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 768              10,313               1,318               2,499
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                       31             374,858              16,360              57,615
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (196)             (2,144)               (290)               (295)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                    (165)            372,714              16,070              57,320
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    603             383,027              17,388              59,819
NET ASSETS:
   Beginning of year                                     2,258                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,861    $        383,027    $         17,388    $         59,819
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $             29    $              0    $              0    $              0
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                         (639)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                (610)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                    2,993                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (125)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   2,868                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,258                   0                   0                   0
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,258    $              0    $              0    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       43

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Vanguard VIF
                                               Vanguard VIF        Vanguard VIF         Vanguard VIF        Short Term
                                               Mid-Cap Index       Money Market         REIT Index           Corporate
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             14)  $             130   ($             18)  ($             11)
   Net realized gain (loss) on investments                   5                   0                   8                   4
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          819                   0                 772                 129
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 810                 130                 762                 122
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0             870,632                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   23,609            (788,758)             26,361              15,489
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (142)                  0                (335)               (185)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  23,467              81,874              26,026              15,304
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 24,277              82,004              26,788              15,426
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         24,277   $          82,004    $         26,788    $         15,426
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0   $               0    $              0    $              0
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
    resulting from operations                                0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0                   0                   0                   0
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0   $               0    $              0    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       44

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                   Vanguard VIF
                                               Vanguard VIF         Total Stock
                                               Small Company       Market Index
                                             Growth Portfolio        Portfolio
                                                Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             15)  ($             14)
   Net realized gain (loss) on investments                   7                  10
   Capital gain distributions from mutual
    funds                                                    0                   0
   Net unrealized appreciation
    (depreciation) of investments                          469                 908
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 461                 904
                                             -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0
   Administrative charges                                    0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   16,360              16,359
   Contract withdrawals                                      0                   0
   Deferred sales charges                                    0                   0
   Death benefits                                            0                   0
   Annuity payments                                       (284)               (287)
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  16,076              16,072
                                             -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 16,537              16,976
NET ASSETS:
   Beginning of year                                         0                   0
                                             -----------------   -----------------
   End of year                                $         16,537    $         16,976
                                             =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0    $              0
   Net realized gain (loss) on investments                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0                   0
                                             -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0
   Administrative charges                                    0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0                   0
   Contract withdrawals                                      0                   0
   Deferred sales charges                                    0                   0
   Death benefits                                            0                   0
   Annuity payments                                          0                   0
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0                   0
                                             -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0                   0
NET ASSETS:
   Beginning of year                                         0                   0
                                             -----------------   -----------------
   End of year                                $              0    $              0
                                             =================   =================

See accompanying notes.
                                      VA-I
                                       45

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Retirement Gold, and Vanguard SPIA. The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to contract owners through the various Sub-accounts were as follows:

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund - Series I shares
     AIM V.I. International Growth Fund - Series I shares

AllianceBernstein Variable Products Series Funds, Inc.:
     AllianceBernstein Americas Government Income Portfolio - Class A AllianceBernstein Global Bond Portfolio - Class A
     AllianceBernstein Global Dollar Government Portfolio - Class A AllianceBernstein Growth and Income Portfolio - Class A
     AllianceBernstein Growth and Income Portfolio - Class B
     AllianceBernstein Growth Portfolio - Class A
     AllianceBernstein Growth Portfolio - Class B
     AllianceBernstein High-Yield Portfolio - Class A
     AllianceBernstein International Portfolio - Class A
     AllianceBernstein International Value Portfolio - Class A
     AllianceBernstein Money Market Portfolio - Class A
     AllianceBernstein Money Market Portfolio - Class B
     AllianceBernstein Premier Growth Portfolio - Class A
     AllianceBernstein Premier Growth Portfolio - Class B
     AllianceBernstein Quasar Portfolio - Class A
     AllianceBernstein Real Estate Investment Portfolio - Class A
     AllianceBernstein Small Cap Value Portfolio - Class A
     AllianceBernstein Technology Portfolio - Class A
     AllianceBernstein Technology Portfolio - Class B
     AllianceBernstein Total Return Portfolio - Class A
     AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class A

AllianceBernstein Variable Products Series Funds, Inc. (continued):
     AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B AllianceBernstein Utility Income Portfolio - Class A
     AllianceBernstein Value Portfolio - Class B
     AllianceBernstein Worldwide Privatization Portfolio - Class A

American Fund Distributors, Inc.("American Fund") :
     AMCAP Fund
     Capital World Growth and Income Fund
     EuroPacific Growth Fund
     SMALLCAP World Fund
     The Bond Fund Of America
     The Investment Company of America
     The New Economy Fund
     Washington Mutual Investors Fund

Columbia Funds Trust:
     Columbia High Yield Opportunity Fund /(1)/
     Columbia Newport Tiger Fund /(2)/

Delaware Group Premium Fund, Inc.:
     Delaware VIP Balanced Series
     Delaware VIP Capital Reserves Series
     Delaware VIP Cash Reserves Series
     Delaware VIP Growth Opportunities Series
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series

Dreyfus Stock Index Fund Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Small Company Stock Portfolio - Initial shares

                                      VA-I
                                       46

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Asset Manager/SM/ Portfolio - Initial Class
     Contrafund(R) Portfolio - Initial Class
     Growth Portfolio - Initial Class
     High Income Portfolio - Initial Class
     Investment Grade Bond Portfolio - Initial Class
     Money Market Portfolio - Initial Class
     Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
     Foreign Fund
     Gold and Precious Metals Fund
     Mutual Financial Services Fund

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): /(3)/
     Basic Value V.I. Fund - Class I
     Core Bond V.I. Fund - Class I
     Domestic Money Market V.I. Fund - Class I
     Global Allocation V.I. Fund - Class I /(4)/
     Global Growth V.I. Fund - Class I
     High Current Income V.I. Fund - Class I
     International Value V.I. Fund - Class I /(5)/
     Large Cap Core V.I. Fund - Class I
     Large Cap Growth V.I. Fund - Class I
     Small Cap Value V.I. Fund - Class I
     Utilities and Telecom V.I. Fund - Class I

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
     MFS Emerging Growth Series
     MFS New Discovery Series
     MFS Research Series

Oppenheimer Variable Account Funds:
     Oppenheimer Centennial Money Market Trust
     Oppenheimer International Bond Fund
     Oppenheimer Strategic Income Fund

Putnam Investments ("Putnam"):
     Health and Sciences Trust - Class A
     International Voyager Fund - Class A
     The Putnam Fund for Growth and Income - Class A
     Voyager Fund - Class A
     Voyager Fund II - Class A

The Universal Institutional Funds, Inc. ("UIF"):
     Core Plus Fixed Income Portfolio - Class I
     Equity Growth Portfolio - Class I
     International Magnum Portfolio - Class I
     Mid Cap Growth Portfolio - Class I
     Money Market Portfolio - Class I
     Technology Portfolio - Class I
     Value Portfolio - Class I

UBS Global Asset Management (US) Inc.:
     UBS Series Trust Tactical Allocation Portfolio

Van Eck Worldwide Insurance Trust ("Van Eck"):
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund

Vanguard Group:
     Vanguard(R) 500 Index Fund
     Vanguard(R) Balanced Portfolio /(6)/
     Vanguard(R) Diversified Value Portfolio /(6)/
     Vanguard(R) Dividend Growth Fund /(6)/
     Vanguard(R) Equity Income Portfolio /(6)/
     Vanguard(R) Equity Index Portfolio /(6)/
     Vanguard(R) GNMA Fund /(6)/
     Vanguard(R) Growth Portfolio /(6)/
     Vanguard(R) Health Care Fund /(6)/
     Vanguard(R) High Yield Bond Portfolio /(6)/
     Vanguard(R) Inflation Protected Securities Fund /(6)/
     Vanguard(R) International Growth Fund
     Vanguard(R) International Portfolio /(6)/
     Vanguard(R) LifeStrategy(R) Conservative Growth Fund
     Vanguard(R) LifeStrategy(R) Growth Fund
     Vanguard(R) LifeStrategy(R) Income Fund
     Vanguard(R) LifeStrategy(R) Moderate Growth Fund
     Vanguard(R) MidCap Index Portfolio /(6)/
     Vanguard(R) Money Market Portfolio /(6)/
     Vanguard(R) Prime Money Market Fund
     Vanguard(R) PRIMECAP Fund
     Vanguard(R) REIT Index Portfolio /(6)/
     Vanguard(R) Short Term Corporate Portfolio /(6)/
     Vanguard(R) Small Cap Growth Index Fund
     Vanguard(R) Small Cap Value Index Fund
     Vanguard(R) Small Company Growth Portfolio /(6)/
     Vanguard(R) Total Bond Market Index Fund

                                      VA-I
                                       47

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Vanguard Group (continued):
     Vanguard(R) Total International Stock Index Fund /(6)/
     Vanguard(R) U.S. Growth Fund
     Vanguard(R) Wellington Fund
     Vanguard(R) Windsor Fund

Vanguard Variable Insurance Fund:
     Vanguard VIF Balanced Portfolio
     Vanguard VIF Capital Growth Portfolio /(6)/
     Vanguard VIF Diversified Value Portfolio
     Vanguard VIF Equity Income Portfolio
     Vanguard VIF Equity Index Portfolio

Vanguard Variable Insurance Fund (continued):
     Vanguard VIF Growth Portfolio
     Vanguard VIF High Yield Bond Portfolio
     Vanguard VIF International Portfolio
     Vanguard VIF Mid-Cap Index Portfolio
     Vanguard VIF Money Market Portfolio
     Vanguard VIF REIT Index Portfolio
     Vanguard VIF Short Term Corporate Portfolio
     Vanguard VIF Small Company Growth Portfolio
     Vanguard VIF Stock Market Index Portfolio /(6)/
     Vanguard VIF Total Bond Market Index Portfolio
     Vanguard VIF Total Stock Market Index Portfolio /(6)/

/(1)/ Effective October 13, 2003, Liberty High Yield Securities Fund changed to
      Columbia High Yield Opportunity Fund.

/(2)/ Effective October 13, 2003, Liberty Newport Tiger Fund changed to Columbia
      Newport Tiger Fund.

/(3)/ Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.

/(4)/ Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I.
      Fund was reorganized into Merrill Lynch Global Allocation V.I. Fund.

/(5)/ Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund.

/(6)/ Effective May 1, 2003, these Funds became available for investment.

     In addition to the Sub-accounts listed above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the prospectus for a complete description of the available Sub-accounts and the fixed account.

     The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

     Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Sub-accounts of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the Sub-accounts and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

                                      VA-I
                                       49

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

     Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolio as determined by the Fund, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

     Annuity reserves are calculated according to either the 83 IAM or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company.

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Contract Charges

     The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 1.25% of the value of the contracts, with the exception of Retirement Gold and the Vanguard SPIA. The annual mortality and expense charge is 0.75% and 0.52% of the value of the contracts for Retirement Gold and Vanguard SPIA, respectively.

     Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

     Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The distribution expenses are paid by redemption of units outstanding.

                                      VA-I
                                       49

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

     Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

     Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Annual Ratchet Plan charges are paid by redemption of units outstanding.

     Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Equity Assurance Plan charges are paid by redemption of units outstanding.

     In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges. The surrender charges are paid by redemption of units outstanding.

                                      VA-I
                                       50

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
                Sub-accounts                   Cost of Purchases       Sales
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series
 I shares                                      $          83,738   $     257,375
AIM V.I. International Growth Fund - Series
 I shares                                                141,064         477,525
AllianceBernstein Americas Government Income
 Portfolio - Class A                                  11,949,646      25,497,624
AllianceBernstein Global Bond Portfolio -
 Class A                                               6,567,857       6,462,667
AllianceBernstein Global Dollar Government
 Portfolio - Class A                                   7,982,043      10,560,351
AllianceBernstein Growth and Income
 Portfolio - Class A                                  12,122,807      44,169,743
AllianceBernstein Growth and Income
 Portfolio - Class B                                  15,697,122      22,196,599
AllianceBernstein Growth Portfolio - Class A           4,717,031      19,652,967
AllianceBernstein Growth Portfolio - Class B           6,292,604       7,755,064
AllianceBernstein High-Yield Portfolio -
 Class A                                              15,459,083       9,814,912
AllianceBernstein International Portfolio -
 Class A                                               5,947,133      11,102,089
AllianceBernstein International Value
 Portfolio - Class A                                   6,539,124       4,373,911
AllianceBernstein Money Market Portfolio -
 Class A                                              17,144,506      47,889,466
AllianceBernstein Money Market Portfolio -
 Class B                                              31,556,603      43,243,581
AllianceBernstein Premier Growth Portfolio -
 Class A                                               3,367,842      40,562,339
AllianceBernstein Premier Growth Portfolio -
 Class B                                               6,038,024      13,226,372
AllianceBernstein Quasar Portfolio - Class A           8,341,716      10,288,426
AllianceBernstein Real Estate Investment
 Portfolio - Class A                                   5,195,257       6,316,794
AllianceBernstein Small Cap Value
 Portfolio - Class A                                   9,167,806       5,724,674
AllianceBernstein Technology Portfolio -
 Class A                                               1,825,278      16,402,305
AllianceBernstein Technology Portfolio -
 Class B                                               4,809,331       5,910,112
AllianceBernstein Total Return Portfolio -
 Class A                                              20,308,464      20,122,440
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class A                       21,594,441      51,528,875
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class B                        1,428,686       1,729,359
AllianceBernstein U.S. Large Cap Blended
 Style Portfolio - Class B                             1,152,528          25,452
AllianceBernstein Utility Income Portfolio -
 Class A                                               3,466,522       7,500,098
AllianceBernstein Value Portfolio - Class B           12,234,759       7,283,053
AllianceBernstein Worldwide Privitization
 Portfolio - Class A                                   3,236,095       5,644,383
Delaware VIP Balanced Series                              41,933         341,577
Delaware VIP Capital Reserves Series                      31,777         121,225
Delaware VIP Cash Reserves Series                         45,947         836,330
Delaware VIP Growth Opportunities Series                   2,565          67,774
Delaware VIP High Yield Series                            88,075          99,468
Delaware VIP Large Cap Value Series                      282,014       1,112,068
Dreyfus Stock Index Fund - Initial shares                436,349       1,832,656
Dreyfus VIF Small Company Stock Portfolio -
 Initial shares                                          235,523         304,082
Fidelity VIP Asset Manager Portfolio -
 Initial Class                                           591,193       1,476,782
Fidelity VIP Contrafund Portfolio - Initial
 Class                                                   221,024         973,607
Fidelity VIP Growth Portfolio - Initial
 Class                                                   300,287       1,530,089
Fidelity VIP High Income Portfolio - Initial
 Class                                                   351,932         544,963
Fidelity VIP Investment Grade Bond
 Portfolio - Initial Class                               865,849       3,416,707
Fidelity VIP Money Market Portfolio -
 Initial Class                                         1,678,207       5,679,156
Fidelity VIP Overseas Portfolio - Initial
 Class                                                    22,928         279,130
Mercury HW International VIP Portfolio                   235,581       2,014,809
Merrill Lynch American Balanced V.I. Fund -
 Class I                                                  31,493          42,613
Merrill Lynch Basic Value V.I. Fund -
 Class I                                                 548,792         859,885
Merrill Lynch Core Bond V.I. Fund - Class I               37,543         105,220
Merrill Lynch Developing Capital Markets
 V.I. Fund - Class I                                       2,947         179,448
Merrill Lynch Domestic Money Market V.I.
 Fund - Class I                                          135,489         599,778
Merrill Lynch Global Allocation V.I. Fund -
 Class I                                                 374,432          83,996
Merrill Lynch Global Growth V.I. Fund -
 Class I                                                  60,681          25,826
Merrill Lynch High Current Income V.I.
 Fund - Class I                                          329,274         213,338
Merrill Lynch International Value V.I.
 Fund - Class I                                        1,809,946          35,627
Merrill Lynch Large Cap Core V.I. Fund -
 Class I                                                 301,238         285,798
Merrill Lynch Large Cap Growth V.I. Fund -
 Class I                                                 840,837         853,910
Merrill Lynch Small Cap Value V.I. Fund -
 Class I                                                 280,633         396,672
Merrill Lynch Utilities and Telecom V.I.
 Fund - Class I                                           12,327          82,342
UBS Series Trust Tactical Allocations
 Portfolio                                             1,008,992       4,214,797
UIF Core Plus Fixed Income Portfolio -
 Class I                                                   1,519           5,943
UIF Equity Growth Portfolio - Class I                      1,203           6,233
UIF Technology Portfolio - Class I                             0           1,611

                                      VA-I
                                       51

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
                Sub-accounts                   Cost of Purchases       Sales
--------------------------------------------------------------------------------
UIF Value Portfolio - Class I                  $           1,604   $       2,251
Van Eck Worldwide Emerging Markets Fund                   50,197         257,463
Van Eck Worldwide Hard Assets Fund                        15,019         162,525
Vanguard 500 Index Fund                                      150           1,459
Vanguard GNMA Fund                                         1,720              10
Vanguard LifeStrategy Conservative Growth
 Fund                                                     12,602           3,233
Vanguard LifeStrategy Growth Fund                         43,857           1,180
Vanguard LifeStrategy Income Fund                          1,440           6,018
Vanguard LifeStrategy Moderate Growth Fund               202,469           1,247
Vanguard Prime Money Market Fund                              61             876
Vanguard PRIMECAP Fund                                        19             574
Vanguard Total Bond Market Index Fund                      6,106             784
Vanguard U.S. Growth Fund                                     24           1,174
Vanguard Wellington Fund                                      91             446
Vanguard Windsor Fund                                         40             489
Vanguard VIF Balanced Portfolio                          374,840           2,243
Vanguard VIF Diversified Value Portfolio                  16,360             306
Vanguard VIF International Portfolio                      57,468             167
Vanguard VIF Mid-Cap Index Portfolio                      23,610             157
Vanguard VIF Money Market Portfolio                      870,874         788,870
Vanguard VIF REIT Index Portfolio                         26,360             352
Vanguard VIF Short Term Corporate Portfolio               17,202           1,909
Vanguard VIF Small Company Growth Portfolio               16,360             299
Vanguard VIF Total Stock Market Index
 Portfolio                                                16,360             302
                                               -----------------   -------------
Total                                          $     257,330,473   $ 475,576,350
                                               =================   =============

                                      VA-I
                                       52

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003

                                                                                                               Unrealized
                                                            Net Asset   Value of Shares    Cost of Shares     Appreciation/
                 Sub-accounts                    Shares       Value        at Market            Held         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series
 I shares                                          76,132   $   21.28   $     1,620,090   $      2,326,053   $     (705,963)
AIM V.I. International Growth Fund - Series
 I shares                                          66,356       16.04         1,064,356            956,116          108,240
AllianceBernstein Americas Government Income
 Portfolio - Class A                            4,156,564       13.01        54,076,893         51,562,024        2,514,869
AllianceBernstein Global Bond Portfolio -
 Class A                                        1,371,590       13.50        18,516,461         16,739,371        1,777,090
AllianceBernstein Global Dollar Government
 Portfolio - Class A                            1,557,758       14.53        22,634,221         17,601,414        5,032,807
AllianceBernstein Growth and Income
 Portfolio - Class A                           13,062,387       21.80       284,760,030        281,963,992        2,796,038
AllianceBernstein Growth and Income
 Portfolio - Class B                            9,260,795       21.62       200,218,386        194,425,988        5,792,398
AllianceBernstein Growth Portfolio - Class A    6,837,354       15.95       109,055,789        173,324,075      (64,268,286)
AllianceBernstein Growth Portfolio - Class B    3,483,663       15.76        54,902,532         63,036,488       (8,133,956)
AllianceBernstein High-Yield Portfolio -
 Class A                                        5,487,937        7.91        43,409,584         41,368,217        2,041,367
AllianceBernstein International Portfolio -
 Class A                                        3,264,734       13.01        42,474,187         32,189,631       10,284,556
AllianceBernstein International Value
 Portfolio - Class A                            1,644,953       13.45        22,124,616         15,846,724        6,277,892
AllianceBernstein Money Market Portfolio -
 Class A                                       36,075,314        1.00        36,075,314         36,075,314                0
AllianceBernstein Money Market Portfolio -
 Class B                                       34,033,820        1.00        34,033,820         34,033,820                0
AllianceBernstein Premier Growth
 Portfolio - Class A                            8,972,832       21.58       193,633,724        298,216,588     (104,582,864)
AllianceBernstein Premier Growth
 Portfolio - Class B                            3,986,772       21.33        85,037,851        102,545,774      (17,507,923)
AllianceBernstein Quasar Portfolio - Class A    4,925,183       10.17        50,089,108         48,316,832        1,772,276
AllianceBernstein Real Estate Investment
 Portfolio - Class A                            2,559,866       15.62        39,985,113         30,120,156        9,864,957
AllianceBernstein Small Cap Value
 Portfolio - Class A                            3,815,699       14.49        55,289,483         44,389,348       10,900,135
AllianceBernstein Technology Portfolio -
 Class A                                        5,963,310       14.48        86,348,730        184,643,987      (98,295,257)
AllianceBernstein Technology Portfolio -
 Class B                                        2,342,309       14.35        33,612,136         44,630,408      (11,018,272)
AllianceBernstein Total Return Portfolio -
 Class A                                        9,952,666       17.76       176,759,344        171,233,053        5,526,291
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class A                 9,067,116       12.56       113,882,976        109,936,499        3,946,477
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class B                   305,331       12.47         3,807,480          3,726,924           80,556
AllianceBernstein U.S. Large Cap Blended
 Style Portfolio - Class B                        109,482       10.90         1,193,355          1,128,000           65,355
AllianceBernstein Utility Income
 Portfolio - Class A                            2,537,398       14.95        37,934,100         46,455,233       (8,521,133)
AllianceBernstein Value Portfolio - Class B     6,161,252       11.16        68,759,572         59,359,646        9,399,926
AllianceBernstein Worldwide Privitization
 Portfolio - Class A                            1,831,222       16.28        29,812,288         25,822,630        3,989,658
Delaware VIP Balanced Series                       92,134       12.89         1,187,609          1,438,346         (250,737)
Delaware VIP Capital Reserves Series               24,563       10.02           246,122            240,854            5,268
Delaware VIP Cash Reserves Series                 491,024        1.00           491,015            491,024               (9)
Delaware VIP Growth Opportunities Series           79,331       14.19         1,125,705          1,746,195         (620,490)
Delaware VIP High Yield Series                    116,610        5.69           663,510            815,834         (152,324)
Delaware VIP Large Cap Value Series               291,962       16.33         4,767,741          4,754,518           13,223
Dreyfus Stock Index Fund - Initial shares         344,458       28.42         9,789,485         10,963,831       (1,174,346)
Dreyfus VIF Small Company Stock Portfolio -
 Initial shares                                    95,311       20.34         1,938,617          1,606,580          332,037
Fidelity VIP Asset Manager Portfolio -
 Initial Class                                    595,460       14.46         8,610,345          9,301,105         (690,760)
Fidelity VIP Contrafund Portfolio - Initial
 Class                                            152,008       23.13         3,515,942          3,664,472         (148,530)
Fidelity VIP Growth Portfolio - Initial
 Class                                            244,550       31.04         7,590,817          9,394,913       (1,804,096)
Fidelity VIP High Income Portfolio - Initial
 Class                                            266,751        6.95         1,853,920          1,541,741          312,179
Fidelity VIP Investment Grade Bond
 Portfolio - Initial Class                        311,077       13.65         4,246,199          4,077,341          168,858
Fidelity VIP Money Market Portfolio -
 Initial Class                                  5,059,805        1.00         5,059,805          5,059,805                0
Fidelity VIP Overseas Portfolio - Initial
 Class                                             25,978       15.59           404,991            448,010          (43,019)
Merrill Lynch Basic Value V.I. Fund -
 Class I                                          572,014       14.31         8,185,520          7,723,443          462,077
Merrill Lynch Core Bond V.I. Fund - Class I        43,558       12.21           531,849            512,483           19,366
Merrill Lynch Domestic Money Market V.I.
 Fund - Class I                                   829,009        1.00           829,010            829,009                1
Merrill Lynch Global Allocation V.I. Fund -
 Class I                                           83,935       11.30           948,462            973,391          (24,929)
Merrill Lynch Global Growth V.I. Fund -
 Class I                                           95,928        8.51           816,345          1,243,092         (426,747)
Merrill Lynch High Current Income V.I.
 Fund - Class I                                   103,345        7.85           811,261            843,190          (31,929)
Merrill Lynch International Value V.I.
 Fund - Class I                                   167,023       11.41         1,905,736          1,775,932          129,804
Merrill Lynch Large Cap Core V.I. Fund -
 Class I                                           66,076       25.36         1,675,678          1,922,936         (247,258)
Merrill Lynch Large Cap Growth V.I. Fund -
 Class I                                           89,228        9.26           826,256            795,528           30,728
Merrill Lynch Small Cap Value V.I. Fund -
 Class I                                          102,078       25.60         2,613,190          2,299,540          313,650
Merrill Lynch Utilities and Telecom V.I.
 Fund - Class I                                    57,688        7.37           425,161            704,216         (279,055)
UBS Series Trust Tactical Allocations
 Portfolio                                      1,685,192       12.31        20,744,712         25,869,340       (5,124,628)
UIF Core Plus Fixed Income Portfolio -
 Class I                                            3,325       11.54            38,373             38,074              299
UIF Equity Growth Portfolio - Class I               2,570       12.78            32,849             33,825             (976)
UIF Technology Portfolio - Class I                  3,981        3.65            14,529             16,639           (2,110)

                                      VA-I
                                       53

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2003

                                                                                                               Unrealized
                                                            Net Asset   Value of Shares    Cost of Shares     Appreciation/
                 Sub-accounts                    Shares       Value        at Market            Held         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
UIF Value Portfolio - Class I                         177   $   13.18   $         2,338   $          1,628   $          710
Van Eck Worldwide Emerging Markets Fund            48,631       12.15           590,865            420,380          170,485
Van Eck Worldwide Hard Assets Fund                  6,749       14.87           100,353             68,493           31,860
Vanguard 500 Index Fund                                79      102.67             8,115              7,888              227
Vanguard GNMA Fund                                    164       10.50             1,720              1,710               10
Vanguard LifeStrategy Conservative Growth
 Fund                                               2,376       14.54            34,545             31,577            2,968
Vanguard LifeStrategy Growth Fund                   3,027       18.16            54,973             52,106            2,867
Vanguard LifeStrategy Income Fund                   1,573       13.20            20,758             19,769              989
Vanguard LifeStrategy Moderate Growth Fund         12,254       16.61           203,546            201,227            2,319
Vanguard Prime Money Market Fund                    5,343        1.00             5,343              5,343                0
Vanguard PRIMECAP Fund                                 54       53.04             2,847              2,605              242
Vanguard Total Bond Market Index Fund                 513       10.31             5,284              5,315              (31)
Vanguard U.S. Growth Fund                             325       15.16             4,933              5,067             (134)
Vanguard Wellington Fund                              100       28.81             2,885              2,762              123
Vanguard Windsor Fund                                 176       16.26             2,864              2,659              205
Vanguard VIF Balanced Portfolio                    22,321       17.16           383,027            372,680           10,347
Vanguard VIF Diversified Value Portfolio            1,517       11.46            17,388             16,068            1,320
Vanguard VIF International Portfolio                4,659       12.84            59,819             57,309            2,510
Vanguard VIF Mid-Cap Index Portfolio                1,780       13.64            24,277             23,458              819
Vanguard VIF Money Market Portfolio                82,004        1.00            82,004             82,004                0
Vanguard VIF REIT Index Portfolio                   1,665       16.09            26,788             26,016              772
Vanguard VIF Short Term Corporate Portfolio         1,436       10.74            15,426             15,297              129
Vanguard VIF Small Company Growth Portfolio           978       16.91            16,537             16,068              469
Vanguard VIF Total Stock Market Index
 Portfolio                                            663       25.61            16,976             16,068              908
                                                                        ---------------------------------------------------
Total                                                                   $ 1,994,685,904   $  2,234,553,009   $ (239,867,105)
                                                                        ===================================================

                                      VA-I
                                       54

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased      Withdrawn        Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares           1,915              0            (50)             0           1,865
3 AIM V.I. Capital Appreciation Fund - Series I shares         172,525          2,309        (15,993)        (3,782)        155,059
2 AIM V.I. International Growth Fund - Series I shares           1,249              0             (2)             1           1,248
3 AIM V.I. International Growth Fund - Series I shares         146,435            308        (17,558)       (25,953)        103,232
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                       3,548,971         61,213       (463,358)      (388,513)      2,758,313
2 AllianceBernstein Americas Government Income
   Portfolio - Class A                                          77,435             44         (5,297)       (24,476)         47,706
1 AllianceBernstein Global Bond Portfolio - Class A          1,062,698          5,450       (163,670)       122,486       1,026,964
2 AllianceBernstein Global Bond Portfolio - Class A             35,192            669           (993)         7,005          41,873
3 AllianceBernstein Global Bond Portfolio - Class A             17,463              0        (13,765)        (1,588)          2,110
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                         896,548          4,470       (147,331)         9,355         763,042
2 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                          27,899            413         (2,563)         4,444          30,193
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                   8,592,750         20,016     (1,119,286)       (10,505)      7,482,975
2 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     267,105            101        (14,919)        (1,351)        250,936
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     321,872            473        (60,496)       192,880         454,729
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                   5,721,618         42,991       (443,425)       206,105       5,527,289
5 AllianceBernstein Growth and Income Portfolio -
   Class B                                                     180,402          2,655         (9,090)         5,556         179,523
1 AllianceBernstein Growth Portfolio - Class A               5,363,611         11,767       (725,302)       (64,581)      4,585,495
2 AllianceBernstein Growth Portfolio - Class A                 160,437             12         (7,407)        (7,030)        146,012
3 AllianceBernstein Growth Portfolio - Class A                 200,058            131        (55,364)       117,639         262,464
4 AllianceBernstein Growth Portfolio - Class B               2,490,925         15,841       (218,314)       147,460       2,435,912
5 AllianceBernstein Growth Portfolio - Class B                  69,835             99         (2,040)         5,084          72,978
1 AllianceBernstein High-Yield Portfolio - Class A           3,613,914         29,049       (600,239)     1,002,448       4,045,172
2 AllianceBernstein High-Yield Portfolio - Class A             153,149          2,448        (12,089)        21,728         165,236
1 AllianceBernstein International Portfolio - Class A        3,712,444          8,826       (489,512)        15,899       3,247,657
2 AllianceBernstein International Portfolio - Class A          109,418            967         (5,591)         7,764         112,558
1 AllianceBernstein International Value Portfolio -
   Class A                                                   1,404,665         14,694       (117,421)       329,002       1,630,940
2 AllianceBernstein International Value Portfolio -
   Class A                                                      72,074          1,030         (5,352)           777          68,529
1 AllianceBernstein Money Market Portfolio - Class A         5,024,577          5,251     (1,845,740)      (446,888)      2,737,200
2 AllianceBernstein Money Market Portfolio - Class A           143,799              0        (33,027)       (33,809)         76,963
4 AllianceBernstein Money Market Portfolio - Class B         3,501,890        132,080       (990,004)        32,425       2,676,391
5 AllianceBernstein Money Market Portfolio - Class B            68,450            416        (10,478)       (47,277)         11,111
1 AllianceBernstein Premier Growth Portfolio - Class A       8,937,375         36,391     (1,034,105)      (476,603)      7,463,058
2 AllianceBernstein Premier Growth Portfolio - Class A         356,910            414        (20,988)       (14,190)        322,146
3 AllianceBernstein Premier Growth Portfolio - Class A         251,339              0        (20,315)      (186,800)         44,224
4 AllianceBernstein Premier Growth Portfolio - Class B       3,626,004         31,564       (313,314)         6,921       3,351,175
5 AllianceBernstein Premier Growth Portfolio - Class B         123,402          2,163         (8,126)        (2,141)        115,298
1 AllianceBernstein Quasar Portfolio - Class A               4,670,605         26,502       (600,167)       369,914       4,466,854
2 AllianceBernstein Quasar Portfolio - Class A                 220,740          2,031        (16,720)        19,592         225,643
3 AllianceBernstein Quasar Portfolio - Class A                  50,718            134        (16,822)          (359)         33,671
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                   2,290,698         13,859       (252,915)       129,702       2,181,344
2 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                     142,864              0         (7,396)        (1,439)        134,029
1 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                   3,537,441         41,719       (308,019)       488,194       3,759,335
2 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                     113,662          1,737         (6,984)         6,596         115,011
1 AllianceBernstein Technology Portfolio - Class A           6,496,493         19,735       (734,907)      (358,628)      5,422,693
2 AllianceBernstein Technology Portfolio - Class A             298,166            215        (18,134)       (19,189)        261,058
3 AllianceBernstein Technology Portfolio - Class A             122,373            179        (28,368)         2,851          97,035
4 AllianceBernstein Technology Portfolio - Class B           2,215,703         17,883       (156,297)        78,556       2,155,845
5 AllianceBernstein Technology Portfolio - Class B             114,475            232         (6,327)         8,475         116,855
1 AllianceBernstein Total Return Portfolio - Class A         7,743,164         51,088       (882,699)       711,150       7,622,703
2 AllianceBernstein Total Return Portfolio - Class A           186,681             97        (14,498)        50,201         222,481
3 AllianceBernstein Total Return Portfolio - Class A            91,811            126        (15,582)        (4,367)         71,988
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            9,194,406         47,639     (1,261,201)      (923,270)      7,057,574
2 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              242,090            976        (19,163)        (2,729)        221,174
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                              255,166              0        (18,926)        (7,459)        228,781
5 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                               16,606              0           (614)         1,737          17,729

                                      VA-I
                                       55

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased       Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                               0          3,491           (895)       104,203         106,799
2 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                               0              0             (4)         2,575           2,571
1 AllianceBernstein Utility Income Portfolio - Class A       2,458,811         19,453       (304,769)       (22,110)      2,151,385
2 AllianceBernstein Utility Income Portfolio - Class A          71,898             22         (3,577)          (434)         67,909
4 AllianceBernstein Value Portfolio - Class B                5,613,964         67,626       (497,494)       973,059       6,157,155
5 AllianceBernstein Value Portfolio - Class B                  159,835          5,131        (11,051)        27,811         181,726
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       1,588,244          7,315       (223,074)        48,107       1,420,592
2 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                          76,002          1,120         (3,452)         1,990          75,660
7 Delaware VIP Balanced Series                                  11,341              0         (2,269)             0           9,072
7 Delaware VIP Balanced Series                                  48,585              0        (11,060)          (309)         37,216
7 Delaware VIP Capital Reserves Series                           9,491              0           (483)          (375)          8,633
7 Delaware VIP Capital Reserves Series                           8,324              0         (4,790)            (1)          3,533
7 Delaware VIP Cash Reserves Series                             77,894              0        (40,116)        (7,729)         30,049
7 Delaware VIP Growth Opportunities Series                       6,307              0         (1,132)             0           5,175
7 Delaware VIP Growth Opportunities Series                      36,772              0           (805)          (284)         35,683
7 Delaware VIP High Yield Series                                 4,875              0           (724)          (181)          3,970
7 Delaware VIP High Yield Series                                30,022              0         (1,980)             0          28,042
7 Delaware VIP Large Cap Value Series                            5,796              0             (1)            (1)          5,794
7 Delaware VIP Large Cap Value Series                          169,903              0        (34,081)         5,396         141,218
2 Dreyfus Stock Index Fund - Initial shares                      2,091              0             (1)             0           2,090
3 Dreyfus Stock Index Fund - Initial shares                    651,841          2,484        (93,645)        (2,073)        558,607
2 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                        1,041              0             (1)             0           1,040
3 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                      165,148            243        (14,405)         4,623         155,609
2 Fidelity VIP Asset Manager Portfolio - Initial Class           1,570              0              0              0           1,570
3 Fidelity VIP Asset Manager Portfolio - Initial Class         632,913          1,042        (67,374)       (11,540)        555,041
2 Fidelity VIP Contrafund Portfolio - Initial Class                125              0             (1)           309             433
3 Fidelity VIP Contrafund Portfolio - Initial Class            301,905          1,187        (45,258)       (15,548)        242,286
2 Fidelity VIP Growth Portfolio - Initial Class                     79              0             (1)             0              78
3 Fidelity VIP Growth Portfolio - Initial Class                560,445          2,792        (80,900)        (8,560)        473,777
2 Fidelity VIP High Income Portfolio - Initial Class             1,170              0             (1)             0           1,169
3 Fidelity VIP High Income Portfolio - Initial Class           201,717            208        (42,125)        10,055         169,855
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               449,060            335        (81,167)      (100,868)        267,360
2 Fidelity VIP Money Market Portfolio - Initial Class              434              0            (84)          (350)              0
3 Fidelity VIP Money Market Portfolio - Initial Class          726,516          1,411       (186,014)      (134,307)        407,606
3 Fidelity VIP Overseas Portfolio - Initial Class               54,714            283         (9,928)       (13,341)         31,728
1 Mercury HW International VIP Portfolio                       160,731              0              0       (160,731)              0
2 Mercury HW International VIP Portfolio                         8,846              0              0         (8,846)              0
1 Merrill Lynch American Balanced V.I. Fund - Class I            1,178              0             (3)        (1,175)              0
1 Merrill Lynch Basic Value V.I. Fund - Class I                497,628             88        (39,571)        20,085         478,230
2 Merrill Lynch Basic Value V.I. Fund - Class I                 55,754              0         (2,817)        (2,024)         50,913
1 Merrill Lynch Core Bond V.I. Fund - Class I                   43,626              0         (5,761)          (542)         37,323
2 Merrill Lynch Core Bond V.I. Fund - Class I                    3,312              0             (3)            (1)          3,308
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                      14,501              0           (430)       (14,071)              0
2 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                       3,987              0           (220)        (3,767)              0
1 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                     111,621              0        (14,668)       (24,968)         71,985
2 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                         202              0              0              0             202
1 Merrill Lynch Global Allocation V.I. Fund - Class I           44,798              0         (6,146)        18,037          56,689
2 Merrill Lynch Global Allocation V.I. Fund - Class I            9,014              0            (40)        11,075          20,049
1 Merrill Lynch Global Growth V.I. Fund - Class I               99,535              0         (1,333)         6,240         104,442
2 Merrill Lynch Global Growth V.I. Fund - Class I                    0              0            (53)           906             853
1 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                      64,194              0         (4,507)        10,792          70,479
2 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                           0              0            (44)           754             710
1 Merrill Lynch International Value V.I. Fund -
   Class I                                                           0             14        (16,606)       171,236         154,644
2 Merrill Lynch International Value V.I. Fund -
   Class I                                                           0              0           (349)         9,623           9,274
1 Merrill Lynch Large Cap Core V.I. Fund - Class I             124,750              0        (13,212)        15,503         127,041

                                      VA-I
                                       56

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased      Withdrawn        Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Large Cap Core V.I. Fund - Class I               3,140              0             (8)          (293)          2,839
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I            94,393              0              0        (94,393)              0
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I                 0              0        (10,976)       104,192          93,216
1 Merrill Lynch Small Cap Value V.I. Fund - Class I            127,179             15        (11,381)        11,071         126,884
2 Merrill Lynch Small Cap Value V.I. Fund - Class I             26,752              0         (1,854)        (4,325)         20,573
1 Merrill Lynch Utilities and Telecom V.I. Fund -
   Class I                                                      43,290              0         (4,252)        (3,152)         35,886
2 Merrill Lynch Utilities and Telecom V.I. Fund -
   Class I                                                          37              0             (1)             0              36
1 UBS Series Trust Tactical Allocations Portfolio            1,566,104            163       (122,776)      (111,528)      1,331,963
2 UBS Series Trust Tactical Allocations Portfolio              183,716              0        (19,396)       (13,719)        150,601
3 Van Eck Worldwide Emerging Markets Fund                       85,796            754        (26,572)         1,470          61,448
3 Van Eck Worldwide Hard Assets Fund                            25,846            257        (15,486)        (1,195)          9,422

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       57

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares           1,675              0             (3)           243           1,915
3 AIM V.I. Capital Appreciation Fund - Series I shares         210,906          1,958        (19,879)       (20,460)        172,525
2 AIM V.I. International Growth Fund - Series I shares           1,251              0             (2)             0           1,249
3 AIM V.I. International Growth Fund - Series I shares         285,545          1,277        (12,427)      (127,960)        146,435
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                       2,680,205        297,419       (549,370)     1,120,717       3,548,971
2 AllianceBernstein Americas Government Income
   Portfolio - Class A                                          44,442          9,424         (6,867)        30,436          77,435
1 AllianceBernstein Global Bond Portfolio - Class A            644,220        101,029       (151,396)       468,845       1,062,698
2 AllianceBernstein Global Bond Portfolio - Class A             20,430          4,348         (1,075)        11,489          35,192
3 AllianceBernstein Global Bond Portfolio - Class A             16,773              0         (3,964)         4,654          17,463
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                         477,158         35,942        (95,691)       479,139         896,548
2 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                          12,365          3,885         (2,486)        14,135          27,899
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                  11,231,685         30,016     (1,655,121)    (1,013,830)      8,592,750
2 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     337,172            537        (24,256)       (46,348)        267,105
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     591,650          1,167        (64,627)      (206,318)        321,872
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                   4,597,812        859,502       (380,603)       644,907       5,721,618
5 AllianceBernstein Growth and Income Portfolio -
   Class B                                                     157,141         26,200         (8,764)         5,825         180,402
1 AllianceBernstein Growth Portfolio - Class A               7,309,997         23,911     (1,013,679)      (956,618)      5,363,611
2 AllianceBernstein Growth Portfolio - Class A                 217,197             14        (17,615)       (39,159)        160,437
3 AllianceBernstein Growth Portfolio - Class A                 262,883          1,133        (36,999)       (26,959)        200,058
4 AllianceBernstein Growth Portfolio - Class B               2,337,209        315,272       (165,827)         4,271       2,490,925
5 AllianceBernstein Growth Portfolio - Class B                  74,266          2,905         (4,641)        (2,695)         69,835
1 AllianceBernstein High-Yield Portfolio - Class A           3,170,429        388,723       (464,032)       518,794       3,613,914
2 AllianceBernstein High-Yield Portfolio - Class A             122,440         12,610        (17,067)        35,166         153,149
1 AllianceBernstein International Portfolio - Class A        4,256,222        187,682       (634,004)       (97,456)      3,712,444
2 AllianceBernstein International Portfolio - Class A          118,393            639         (2,846)        (6,768)        109,418
1 AllianceBernstein International Value Portfolio -
   Class A                                                     379,508        271,351        (53,190)       806,996       1,404,665
2 AllianceBernstein International Value Portfolio -
   Class A                                                      13,018          6,088         (1,875)        54,843          72,074
1 AllianceBernstein Money Market Portfolio - Class A         6,134,815         30,580     (2,520,558)     1,379,740       5,024,577
2 AllianceBernstein Money Market Portfolio - Class A           119,747            774        (42,097)        65,375         143,799
4 AllianceBernstein Money Market Portfolio - Class B         3,525,517      2,166,425     (2,105,761)       (84,291)      3,501,890
5 AllianceBernstein Money Market Portfolio - Class B            62,016         33,310         (8,444)       (18,432)         68,450
1 AllianceBernstein Premier Growth Portfolio - Class A      12,017,393         46,071     (1,391,599)    (1,734,490)      8,937,375
2 AllianceBernstein Premier Growth Portfolio - Class A         512,622          1,750        (49,854)      (107,608)        356,910
3 AllianceBernstein Premier Growth Portfolio - Class A          89,138              0        (11,079)       173,280         251,339
4 AllianceBernstein Premier Growth Portfolio - Class B       3,127,395        559,431       (230,137)       169,315       3,626,004
5 AllianceBernstein Premier Growth Portfolio - Class B         121,580         13,951         (7,866)        (4,263)        123,402
1 AllianceBernstein Quasar Portfolio - Class A               5,098,525        269,004       (601,629)       (95,295)      4,670,605
2 AllianceBernstein Quasar Portfolio - Class A                 215,396         12,200        (11,361)         4,505         220,740
3 AllianceBernstein Quasar Portfolio - Class A                  62,518            222         (6,615)        (5,407)         50,718
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                       1,716,032        223,905       (331,177)       681,938       2,290,698
2 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                         105,314          4,773         (7,964)        40,741         142,864
1 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                   1,544,796        805,360       (264,025)     1,451,310       3,537,441
2 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                      27,532         23,077        (10,739)        73,792         113,662
1 AllianceBernstein Technology Portfolio - Class A           8,743,309         43,858     (1,012,701)    (1,277,973)      6,496,493
2 AllianceBernstein Technology Portfolio - Class A             428,061            789        (27,106)      (103,578)        298,166
3 AllianceBernstein Technology Portfolio - Class A             154,500            943        (19,471)       (13,599)        122,373
4 AllianceBernstein Technology Portfolio - Class B           2,196,651        215,668       (172,299)       (24,317)      2,215,703
5 AllianceBernstein Technology Portfolio - Class B             127,344          4,709         (6,963)       (10,615)        114,475
1 AllianceBernstein Total Return Portfolio - Class A         6,989,488        689,851       (975,184)     1,039,009       7,743,164
2 AllianceBernstein Total Return Portfolio - Class A           176,712         23,078        (28,044)        14,935         186,681
3 AllianceBernstein Total Return Portfolio - Class A           104,738             45        (14,253)         1,281          91,811
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            6,387,465        924,505     (1,323,656)     3,206,092       9,194,406
2 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              125,819         49,625        (14,900)        81,546         242,090
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                              213,701          5,943        (51,066)        86,588         255,166
5 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                                8,794              0         (2,168)         9,980          16,606

                                      VA-I
                                       58

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Utility Income Portfolio - Class A       2,898,031        163,520       (342,769)      (259,971)      2,458,811
2 AllianceBernstein Utility Income Portfolio - Class A          97,061          4,473         (4,166)       (25,470)         71,898
4 AllianceBernstein Value Portfolio - Class B                2,388,655      1,226,662       (359,329)     2,357,976       5,613,964
5 AllianceBernstein Value Portfolio - Class B                   53,532         29,566         (5,461)        82,198         159,835
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       2,067,503         38,753       (289,116)      (228,896)      1,588,244
2 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                          89,564          1,054         (4,195)       (10,421)         76,002
7 Delaware VIP Balanced Series                                  11,664              0           (323)             0          11,341
7 Delaware VIP Balanced Series                                  72,289              0        (18,695)        (5,009)         48,585
7 Delaware VIP Capital Reserves Series                          22,694              0        (15,159)         1,956           9,491
7 Delaware VIP Capital Reserves Series                           8,328              0             (4)             0           8,324
7 Delaware VIP Cash Reserves Series                             51,146              0         (6,391)        33,139          77,894
7 Delaware VIP Cash Reserves Series                                139              0           (820)           681               0
7 Delaware VIP Growth Opportunities Series                       7,369              0           (619)          (443)          6,307
7 Delaware VIP Growth Opportunities Series                      44,502              0         (1,284)        (6,446)         36,772
7 Delaware VIP High Yield Series                                 4,911              0             53            (89)          4,875
7 Delaware VIP High Yield Series                                33,651              0         (3,379)          (250)         30,022
7 Delaware VIP Large Cap Value Series                            5,797              0             (1)                         5,796
7 Delaware VIP Large Cap Value Series                          219,986              0        (32,152)       (17,931)        169,903
2 Dreyfus Stock Index Fund - Initial shares                      1,658              0              0            433           2,091
3 Dreyfus Stock Index Fund - Initial shares                    814,798          3,768        (96,715)       (70,010)        651,841
2 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                        1,042              0             (1)             0           1,041
3 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                      178,062             82        (17,256)         4,260         165,148
2 Fidelity VIP Asset Manager Portfolio - Initial Class           1,046              0              0            524           1,570
3 Fidelity VIP Asset Manager Portfolio - Initial Class         861,766          1,224       (113,792)      (116,285)        632,913
2 Fidelity VIP Contrafund Portfolio - Initial Class                125              0              0              0             125
3 Fidelity VIP Contrafund Portfolio - Initial Class            367,982          1,441        (58,760)        (8,758)        301,905
2 Fidelity VIP Growth Portfolio - Initial Class                     79              0              0              0              79
3 Fidelity VIP Growth Portfolio - Initial Class                747,282          3,709       (121,670)       (68,876)        560,445
2 Fidelity VIP High Income Portfolio - Initial Class             1,171              0             (1)             0           1,170
3 Fidelity VIP High Income Portfolio - Initial Class           289,878            385        (49,048)       (39,498)        201,717
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               367,546            329        (62,261)       143,446         449,060
2 Fidelity VIP Money Market Portfolio - Initial Class            2,483              0             (4)        (2,045)            434
3 Fidelity VIP Money Market Portfolio - Initial Class          985,367          7,341       (444,447)       178,255         726,516
3 Fidelity VIP Overseas Portfolio - Initial Class               57,865            226         (4,838)         1,461          54,714
1 Mercury HW International VIP Portfolio                       176,533             85        (13,866)        (2,021)        160,731
2 Mercury HW International VIP Portfolio                        10,911              0           (793)        (1,272)          8,846
1 Merrill Lynch American Balanced V.I. Fund - Class I            1,180              0             (2)             0           1,178
1 Merrill Lynch Basic Value V.I. Fund - Class I                592,994            315        (74,145)       (21,536)        497,628
2 Merrill Lynch Basic Value V.I. Fund - Class I                 65,327              0         (6,998)        (2,575)         55,754
1 Merrill Lynch Core Bond V.I. Fund - Class I                   50,951              0           (748)        (6,577)         43,626
2 Merrill Lynch Core Bond V.I. Fund - Class I                    3,315              0             (3)             0           3,312
1 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                               14,689              0            (20)          (168)         14,501
2 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                                4,489              0           (138)          (364)          3,987
1 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                     118,201              2        (22,736)        16,154         111,621
2 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                       5,157              0           (941)        (4,014)            202
1 Merrill Lynch Global Allocation V.I. Fund - Class I           76,766             51        (18,042)       (13,977)         44,798
2 Merrill Lynch Global Allocation V.I. Fund - Class I           12,251              0         (3,132)          (105)          9,014
1 Merrill Lynch Global Growth V.I. Fund - Class I              101,771            234         (2,604)           134          99,535
2 Merrill Lynch Global Growth V.I. Fund - Class I                2,263              0         (2,263)             0               0
1 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                      70,160              0         (3,901)        (2,065)         64,194
2 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                         193              0           (175)           (18)              0
1 Merrill Lynch Large Cap Core V.I. Fund - Class I             126,262              0         (9,721)         8,209         124,750
2 Merrill Lynch Large Cap Core V.I. Fund - Class I               3,160              0           (630)           610           3,140
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I            80,147            213           (699)        14,732          94,393
1 Merrill Lynch Natural Resource Focus Fund - Class I            2,843              0             (2)        (2,841)              0

                                      VA-I
                                       59

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Natural Resource Focus Fund - Class I              576              0             (1)          (575)              0
1 Merrill Lynch Small Cap Value V.I. Fund - Class I            120,804             54         (3,209)         9,530         127,179
2 Merrill Lynch Small Cap Value V.I. Fund - Class I             29,630              0         (2,835)           (43)         26,752
1 Merrill Lynch Utilities and Telecom V.I.
   Fund - Class I                                               69,972            131        (13,138)       (13,675)         43,290
2 Merrill Lynch Utilities and Telecom V.I.
   Fund - Class I                                                1,947              0         (1,926)            16              37
1 UBS Series Trust Tactical Allocations Portfolio            1,945,620          2,230       (139,686)      (242,060)      1,566,104
2 UBS Series Trust Tactical Allocations Portfolio              248,176          1,047        (33,901)       (31,606)        183,716
3 Van Eck Worldwide Emerging Markets Fund                       69,215            727        (11,843)        27,697          85,796
3 Van Eck Worldwide Hard Assets Fund                            26,544            245         (4,411)         3,468          25,846

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       60

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ANNUITY PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
3 AIM V.I. Capital Appreciation Fund - Series I shares           1,825              0           (141)            26           1,710
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                           2,856              0           (796)            36           2,096
1 AllianceBernstein Global Bond Portfolio - Class A                414              0           (344)           247             317
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                             896              0           (750)           531             677
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                      26,206              0        (15,648)         1,243          11,801
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                       2,431              0           (253)            39           2,217
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                           0              0            (82)         1,963           1,881
1 AllianceBernstein Growth Portfolio - Class A                   9,044          4,616         (2,777)           245          11,128
1 AllianceBernstein High-Yield Portfolio - Class A               2,906              0         (2,415)            13             504
1 AllianceBernstein International Portfolio - Class A            2,866              0           (629)           102           2,339
1 AllianceBernstein Money Market Portfolio - Class A             4,480              0         (1,458)            66           3,088
1 AllianceBernstein Premier Growth Portfolio - Class A          15,501          4,100         (6,024)            63          13,640
3 AllianceBernstein Premier Growth Portfolio - Class A           1,865              0           (222)            45           1,688
1 AllianceBernstein Quasar Portfolio - Class A                   8,268              0         (2,021)            26           6,273
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                           6,085              0         (1,253)            47           4,879
1 AllianceBernstein Technology Portfolio - Class A              10,629          6,713         (3,164)            88          14,266
1 AllianceBernstein Total Return Portfolio - Class A             5,826              0         (1,464)           104           4,466
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                               12,070              0         (3,084)           384           9,370
1 AllianceBernstein Utility Income Portfolio - Class A             174              0            (61)             0             113
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                           6,512              0         (1,675)            39           4,876
7 Delaware VIP Large Cap Value Series                            1,198              0           (176)             0           1,022
3 Dreyfus Stock Index Fund - Initial shares                      3,253              0           (353)            61           2,961
3 Fidelity VIP Asset Manager Portfolio - Initial Class           1,707              0           (203)            41           1,545
3 Fidelity VIP Contrafund Portfolio - Initial Class              1,731              0           (134)            24           1,621
3 Fidelity VIP Growth Portfolio - Initial Class                  2,017              0           (241)            50           1,826
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                 4,546              0           (468)            92           4,170
1 UBS Series Trust Tactical Allocations Portfolio                1,223              0           (441)             2             784
1 UIF Core Plus Fixed Income Portfolio - Class I                 4,077              0           (541)           (32)          3,504
1 UIF Equity Growth Portfolio - Class I                          4,232              0           (916)           210           3,526
1 UIF Technology Portfolio - Class I                             1,867              0           (134)            15           1,748
1 UIF Value Portfolio - Class I                                    463              0           (251)            (1)            211
1 Vanguard 500 Index Fund                                          868              0            (68)             9             809
6 Vanguard GNMA Fund                                                 0            171             (1)             0             170
1 Vanguard LifeStrategy Conservative Growth Fund                 3,429              0         (1,554)         1,314           3,189
6 Vanguard Lifestrategy Growth Fund                                  0          3,808            (19)            (1)          3,788
1 Vanguard LifeStrategy Growth Fund                              1,380              0           (608)           511           1,283
1 Vanguard LifeStrategy Income Fund                              2,050              0           (247)           104           1,907
6 Vanguard Lifestrategy Moderate Growth Fund                         0         19,113           (112)            (2)         18,999
1 Vanguard Prime Money Market Fund                                 569              0            (43)             4             530
1 Vanguard PRIMECAP Fund                                           296              0            (23)             3             276
1 Vanguard Total Bond Market Index Fund                              0              0            (69)           550             481
1 Vanguard U. S. Growth Fund                                       593              0            (46)             5             552
1 Vanguard Wellington Fund                                         287              0            (22)             3             268
1 Vanguard Windsor Fund                                            294              0            (23)             3             274
6 Vanguard VIF Balanced Portfolio                                    0         35,585           (201)             0          35,384
6 Vanguard VIF Diversified Value Portfolio                           0          1,571            (27)             0           1,544
6 Vanguard VIF International Portfolio                               0          5,342            (14)             0           5,328
6 Vanguard VIF Mid-Cap Index Portfolio                               0          2,209            (13)             0           2,196
6 Vanguard VIF Money Market Portfolio                                0         87,000        (78,809)             1           8,192
6 Vanguard VIF REIT Index Portfolio                                  0          2,460            (31)             0           2,429
6 Vanguard VIF Short Term Corporate Portfolio                        0          1,721           (190)             1           1,532
6 Vanguard VIF Small Company Growth Portfolio                        0          1,581            (27)             0           1,554
6 Vanguard VIF Total Stock Market Index Portfolio                    0          1,582            (27)             0           1,555

                                      VA-I
                                       61

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ANNUITY PERIOD:

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       62

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ANNUITY PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
3 AIM V.I. Capital Appreciation Fund - Series I shares           1,925              0           (100)             0           1,825
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                           3,625              0           (769)             0           2,856
1 AllianceBernstein Global Bond Portfolio - Class A                579              0         (1,445)         1,280             414
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                             397              0            404             95             896
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                      30,702              0         (5,148)           652          26,206
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                       2,627              0           (196)             0           2,431
1 AllianceBernstein Growth Portfolio - Class A                  11,005              0         (2,668)           707           9,044
1 AllianceBernstein High-Yield Portfolio - Class A               7,611              0         (4,711)             6           2,906
1 AllianceBernstein International Portfolio - Class A            3,415              0           (797)           248           2,866
1 AllianceBernstein Money Market Portfolio - Class A            18,813              0        (14,333)             0           4,480
1 AllianceBernstein Premier Growth Portfolio - Class A          21,694              0         (6,685)           492          15,501
3 AllianceBernstein Premier Growth Portfolio - Class A           2,023              0           (158)             0           1,865
1 AllianceBernstein Quasar Portfolio - Class A                  10,265              0         (2,624)           627           8,268
1 AllianceBernstein Real Estate Investment
  Portfolio - Class A                                            4,020              0         (2,476)         4,541           6,085
1 AllianceBernstein Technology Portfolio - Class A              13,736              0         (3,855)           748          10,629
1 AllianceBernstein Total Return Portfolio - Class A             7,234              0         (1,840)           432           5,826
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                                5,987              0         (4,346)        10,429          12,070
1 AllianceBernstein Utility Income Portfolio - Class A             238              0            (64)             0             174
1 AllianceBernstein Worldwide Privitization
  Portfolio - Class A                                            8,357              0         (2,329)           484           6,512
7 Delaware VIP Large Cap Value Series                            1,383              0           (185)             0           1,198
3 Dreyfus Stock Index Fund - Initial shares                      3,518              0           (265)             0           3,253
3 Fidelity VIP Asset Manager Portfolio - Initial Class           1,852              0           (145)             0           1,707
3 Fidelity VIP Contrafund Portfolio - Initial Class              1,825              0            (94)             0           1,731
3 Fidelity VIP Growth Portfolio - Initial Class                  2,188              0           (171)             0           2,017
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                 4,875              0           (329)             0           4,546
1 UBS Series Trust Tactical Allocations Portfolio                1,685              0           (462)             0           1,223
1 UIF Core Plus Fixed Income Portfolio - Class I                 4,354              0           (294)            17           4,077
1 UIF Equity Growth Portfolio - Class I                          4,520              0           (307)            19           4,232
1 UIF Technology Portfolio - Class I                             1,993              0           (133)             7           1,867
1 UIF Value Portfolio - Class I                                    497              0            (38)             4             463
1 Vanguard 500 Index Fund                                            0            925              0            (57)            868
1 Vanguard LifeStrategy Conservative Growth Fund                     0          2,150              0          1,279           3,429
1 Vanguard LifeStrategy Growth Fund                                  0            887              0            493           1,380
1 Vanguard LifeStrategy Income Fund                                  0          2,384              0           (334)          2,050
1 Vanguard Prime Money Market Fund                                   0            579              0            (10)            569
1 Vanguard PRIMECAP Fund                                             0            315              0            (19)            296
1 Vanguard U. S. Growth Fund                                         0            655              0            (62)            593
1 Vanguard Wellington Fund                                           0            294              0             (7)            287
1 Vanguard Windsor Fund                                              0            305              0            (11)            294

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       63

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003       1,865  $    10.18  $     18,987     0.00%    1.45%   27.59%
                                                              2002       1,915        7.98        15,273     0.00%    1.45%  -25.45%
                                                              2001       1,675       10.70        17,925    11.40%    1.45%  -24.39%
3 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003     156,769       10.21     1,601,103     0.00%    1.40%   27.66%
                                                              2002     174,350        8.00     1,394,185     0.00%    1.40%  -25.41%
                                                              2001     212,831       10.72     2,281,641     6.67%    1.40%  -24.34%
2 AIM V.I. International Growth Fund - Series I shares
                                                              2003       1,248       10.16        12,672     0.45%    1.45%   27.27%
                                                              2002       1,249        7.98         9,975     0.60%    1.45%  -16.89%
                                                              2001       1,251        9.61        12,017     5.64%    1.45%  -24.65%
3 AIM V.I. International Growth Fund - Series I shares
                                                              2003     103,232       10.19     1,051,681     0.45%    1.40%   27.34%
                                                              2002     146,435        8.00     1,172,168     0.39%    1.40%  -16.85%
                                                              2001     285,545        9.63     2,748,812     2.14%    1.40%  -24.62%
1 AllianceBernstein Americas Government Income Portfolio -
   Class A
                                                              2003   2,760,409       19.26    53,161,067     4.83%    1.40%    5.87%
                                                              2002   3,551,827       18.19    64,615,635     5.15%    1.40%    9.45%
                                                              2001   2,683,830       16.62    44,609,351     7.01%    1.40%    2.16%
2 AllianceBernstein Americas Government Income Portfolio -
   Class A
                                                              2003      47,706       19.20       915,798     4.62%    1.45%    5.82%
                                                              2002      77,435       18.14     1,404,897     5.37%    1.45%    9.40%
                                                              2001      44,442       16.58       737,059     5.42%    1.45%    2.06%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003   1,027,281       17.30    17,767,141     6.29%    1.40%   11.65%
                                                              2002   1,063,112       15.49    16,462,865     0.85%    1.40%   15.29%
                                                              2001     644,799       13.43     8,660,882     0.00%    1.40%   -1.67%
2 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003      41,873       17.24       721,878     5.93%    1.45%   11.66%
                                                              2002      35,192       15.44       543,499     0.90%    1.45%   15.23%
                                                              2001      20,430       13.40       273,811     0.00%    1.45%   -1.74%
3 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003       2,110       12.98        27,382    11.20%    1.40%   11.69%
                                                              2002      17,463       11.62       202,924     0.88%    1.40%   15.29%
                                                              2001      16,773       10.08       169,060     0.00%    1.40%   -1.67%
1 AllianceBernstein Global Dollar Government Portfolio -
   Class A
                                                              2003     763,719       28.51    21,775,961     5.72%    1.40%   31.58%
                                                              2002     897,444       21.67    19,451,085     6.54%    1.40%   14.53%
                                                              2001     477,555       18.92     9,037,648    10.46%    1.40%    7.83%

                                      VA-I
                                       64

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Global Dollar Government Portfolio -
   Class A
                                                              2003      30,193  $    28.42  $    858,145     5.64%    1.45%   31.46%
                                                              2002      27,899       21.62       603,039     9.23%    1.45%   14.47%
                                                              2001      12,365       18.88       233,491     9.61%    1.45%    7.78%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003   7,494,776       35.47   265,834,782     1.03%    1.40%   30.64%
                                                              2002   8,618,957       27.15   233,967,594     0.64%    1.40%  -23.14%
                                                              2001  11,262,387       35.32   397,752,465     5.00%    1.40%   -1.05%
2 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     250,936       35.36     8,871,978     1.02%    1.45%   30.61%
                                                              2002     267,105       27.07     7,231,116     0.64%    1.45%  -23.18%
                                                              2001     337,172       35.24    11,881,538     4.76%    1.45%   -1.10%
3 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     456,946       22.00    10,053,264     1.29%    1.40%   30.65%
                                                              2002     324,303       16.84     5,460,606     0.60%    1.40%  -23.14%
                                                              2001     594,277       21.91    13,018,480     5.11%    1.40%   -1.06%
4 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003   5,529,170       35.08   193,941,609     0.83%    1.40%   30.35%
                                                              2002   5,721,618       26.91   153,966,195     0.58%    1.40%  -23.35%
                                                              2001   4,597,812       35.11   161,410,548     3.98%    1.40%   -1.25%
5 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003     179,523       34.96     6,276,776     0.81%    1.45%   30.27%
                                                              2002     180,402       26.84     4,841,378     0.61%    1.45%  -23.39%
                                                              2001     157,141       35.03     5,504,411     4.67%    1.45%   -1.30%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003   4,596,623       22.15   101,813,109     0.00%    1.40%   33.19%
                                                              2002   5,372,655       16.63    89,354,118     0.00%    1.40%  -29.08%
                                                              2001   7,321,002       23.45   171,677,981    14.20%    1.40%  -24.55%
2 AllianceBernstein Growth Portfolio - Class A
                                                              2003     146,012       22.08     3,223,723     0.00%    1.45%   33.08%
                                                              2002     160,437       16.59     2,661,047     0.00%    1.45%  -29.11%
                                                              2001     217,197       23.40     5,082,022    13.42%    1.45%  -24.57%
3 AllianceBernstein Growth Portfolio - Class A
                                                              2003     262,464       15.31     4,018,958     0.00%    1.40%   33.15%
                                                              2002     200,058       11.50     2,300,171     0.00%    1.40%  -29.08%
                                                              2001     262,883       16.21     4,261,717    14.34%    1.40%  -24.53%
4 AllianceBernstein Growth Portfolio - Class B
                                                              2003   2,435,912       21.89    53,310,512     0.00%    1.40%   32.80%
                                                              2002   2,490,925       16.48    41,040,545     0.00%    1.40%  -29.26%
                                                              2001   2,337,209       23.29    54,439,422    14.93%    1.40%  -24.72%
5 AllianceBernstein Growth Portfolio - Class B
                                                              2003      72,978       21.82     1,592,020     0.00%    1.45%   32.78%
                                                              2002      69,835       16.43     1,147,483     0.00%    1.45%  -29.30%
                                                              2001      74,266       23.24     1,726,017    13.52%    1.45%  -24.76%

                                      VA-I
                                       65

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein High-Yield Portfolio - Class A
                                                              2003   4,045,676  $    10.31  $ 41,711,274     5.98%    1.40%   20.73%
                                                              2002   3,616,820        8.54    30,883,503     6.46%    1.40%   -4.38%
                                                              2001   3,178,040        8.93    28,379,789     7.58%    1.40%    1.59%
2 AllianceBernstein High-Yield Portfolio - Class A
                                                              2003     165,236       10.28     1,698,315     5.65%    1.45%   20.64%
                                                              2002     153,149        8.52     1,304,314     6.00%    1.45%   -4.43%
                                                              2001     122,440        8.91     1,091,082     7.26%    1.45%    1.49%
1 AllianceBernstein International Portfolio - Class A
                                                              2003   3,249,996       12.63    41,056,823     0.13%    1.40%   29.70%
                                                              2002   3,715,310        9.74    36,169,007     0.05%    1.40%  -16.45%
                                                              2001   4,259,637       11.65    49,635,643     5.70%    1.40%  -23.44%
2 AllianceBernstein International Portfolio - Class A
                                                              2003     112,558       12.59     1,417,363     0.13%    1.45%   29.68%
                                                              2002     109,418        9.71     1,062,310     0.05%    1.45%  -16.50%
                                                              2001     118,393       11.63     1,376,526     5.53%    1.45%  -23.46%
1 AllianceBernstein International Value Portfolio - Class A
                                                              2003   1,630,940       13.02    21,233,604     0.34%    1.40%   42.29%
                                                              2002   1,404,665        9.15    12,846,278     0.14%    1.40%   -6.47%
                                                              2001     379,508        9.78     3,710,767     0.00%    1.40%   -2.22%
2 AllianceBernstein International Value Portfolio - Class A
                                                              2003      68,529       13.00       891,010     0.34%    1.45%   42.25%
                                                              2002      72,074        9.14       658,598     0.11%    1.45%   -6.51%
                                                              2001      13,018        9.77       127,249     0.00%    1.45%   -2.25%
1 AllianceBernstein Money Market Portfolio - Class A
                                                              2003   2,740,288       12.81    35,092,595     0.56%    1.40%   -0.88%
                                                              2002   5,029,056       12.92    64,965,075     1.07%    1.40%   -0.30%
                                                              2001   6,153,628       12.96    79,733,336     3.38%    1.40%    2.11%
2 AllianceBernstein Money Market Portfolio - Class A
                                                              2003      76,963       12.77       982,435     0.58%    1.45%   -0.89%
                                                              2002     143,799       12.88     1,852,554     1.24%    1.45%   -0.35%
                                                              2001     119,747       12.93     1,548,151     3.87%    1.45%    2.04%
4 AllianceBernstein Money Market Portfolio - Class B
                                                              2003   2,676,391       12.66    33,893,717     0.31%    1.40%   -1.14%
                                                              2002   3,501,890       12.81    44,846,578     0.87%    1.40%   -0.55%
                                                              2001   3,525,517       12.88    45,399,463     2.47%    1.40%    1.88%
5 AllianceBernstein Money Market Portfolio - Class B
                                                              2003      11,111       12.62       140,257     0.38%    1.45%   -1.15%
                                                              2002      68,450       12.77       874,227     0.95%    1.45%   -0.60%
                                                              2001      62,016       12.85       796,835     3.24%    1.45%    1.81%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003   7,476,698       24.77   185,168,151     0.00%    1.40%   21.94%
                                                              2002   8,952,876       20.31   181,817,723     0.00%    1.40%  -31.61%
                                                              2001  12,039,087       29.70   357,501,371     5.24%    1.40%  -18.38%

                                      VA-I
                                       66

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003     322,146  $    24.69  $  7,952,684     0.00%    1.45%   21.91%
                                                              2002     356,910       20.25     7,228,588     0.00%    1.45%  -31.64%
                                                              2001     512,622       29.63    15,188,700     5.13%    1.45%  -18.40%
3 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003      45,912       11.17       512,889     0.00%    1.40%   21.96%
                                                              2002     253,204        9.16     2,319,470     0.00%    1.40%  -31.61%
                                                              2001      91,161       13.39     1,221,060     5.39%    1.40%  -18.38%
4 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003   3,351,175       24.53    82,218,177     0.00%    1.40%   21.64%
                                                              2002   3,626,004       20.17    73,126,803     0.00%    1.40%  -31.80%
                                                              2001   3,127,395       29.57    92,485,049     5.06%    1.40%  -18.56%
5 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003     115,298       24.46     2,819,674     0.00%    1.45%   21.61%
                                                              2002     123,402       20.11     2,481,937     0.00%    1.45%  -31.84%
                                                              2001     121,580       29.51     3,587,496     5.63%    1.45%  -18.60%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003   4,473,127       10.59    47,361,193     0.00%    1.40%   46.85%
                                                              2002   4,678,873        7.21    33,738,091     0.00%    1.40%  -32.72%
                                                              2001   5,108,790       10.72    54,752,873     3.14%    1.40%  -13.99%
2 AllianceBernstein Quasar Portfolio - Class A
                                                              2003     225,643       10.55     2,381,429     0.00%    1.45%   46.79%
                                                              2002     220,740        7.19     1,587,382     0.00%    1.45%  -32.75%
                                                              2001     215,396       10.69     2,303,378     3.10%    1.45%  -14.04%
3 AllianceBernstein Quasar Portfolio - Class A
                                                              2003      33,671       10.29       346,487     0.00%    1.40%   46.79%
                                                              2002      50,718        7.01       355,433     0.00%    1.40%  -32.72%
                                                              2001      62,518       10.42       651,192     3.05%    1.40%  -13.99%
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003   2,186,223       17.24    37,682,357     2.50%    1.40%   37.34%
                                                              2002   2,296,783       12.55    28,819,965     2.79%    1.40%    1.17%
                                                              2001   1,720,052       12.40    21,332,597     3.10%    1.40%    9.27%
2 AllianceBernstein Real Estate Investment Portfolio - Class A
                                                              2003     134,029       17.18     2,302,754     2.44%    1.45%   37.34%
                                                              2002     142,864       12.51     1,787,800     2.90%    1.45%    1.12%
                                                              2001     105,314       12.37     1,303,245     2.57%    1.45%    9.22%
1 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003   3,759,335       14.27    53,650,298     1.42%    1.40%   39.37%
                                                              2002   3,537,441       10.24    36,240,688     0.37%    1.40%   -7.50%
                                                              2001   1,544,796       11.08    17,109,741     0.00%    1.40%   10.76%
2 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003     115,011       14.25     1,639,166     1.45%    1.45%   39.18%
                                                              2002     113,662       10.24     1,163,486     0.31%    1.45%   -7.55%
                                                              2001      27,532       11.07       304,836     0.00%    1.45%   10.72%

                                      VA-I
                                       67

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003   5,436,959  $    14.91  $ 81,068,515     0.00%    1.40%   42.14%
                                                              2002   6,507,121       10.49    68,288,796     0.00%    1.40%  -42.52%
                                                              2001   8,757,045       18.26   159,877,968     7.64%    1.40%  -26.29%
2 AllianceBernstein Technology Portfolio - Class A
                                                              2003     261,058       14.86     3,880,050     0.00%    1.45%   41.96%
                                                              2002     298,166       10.47     3,120,606     0.00%    1.45%  -42.55%
                                                              2001     428,061       18.22     7,797,853     7.69%    1.45%  -26.31%
3 AllianceBernstein Technology Portfolio - Class A
                                                              2003      97,035       14.43     1,400,165     0.00%    1.40%   42.02%
                                                              2002     122,373       10.16     1,242,796     0.00%    1.40%  -42.52%
                                                              2001     154,500       17.67     2,729,686     7.19%    1.40%  -26.29%
4 AllianceBernstein Technology Portfolio - Class B
                                                              2003   2,155,845       14.79    31,889,169     0.00%    1.40%   41.82%
                                                              2002   2,215,703       10.43    23,114,430     0.00%    1.40%  -42.62%
                                                              2001   2,196,651       18.18    39,936,063     7.78%    1.40%  -26.51%
5 AllianceBernstein Technology Portfolio - Class B
                                                              2003     116,855       14.74     1,722,967     0.00%    1.45%   41.77%
                                                              2002     114,475       10.40     1,190,973     0.00%    1.45%  -42.65%
                                                              2001     127,344       18.14     2,310,058     7.82%    1.45%  -26.53%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003   7,627,169       22.42   170,980,771     2.56%    1.40%   17.43%
                                                              2002   7,748,990       19.09   147,964,881     2.73%    1.40%  -11.83%
                                                              2001   6,996,722       21.66   151,521,619     4.51%    1.40%    0.82%
2 AllianceBernstein Total Return Portfolio - Class A
                                                              2003     222,481       22.35     4,971,440     2.58%    1.45%   17.36%
                                                              2002     186,681       19.04     3,554,969     2.99%    1.45%  -11.87%
                                                              2001     176,712       21.61     3,818,432     3.91%    1.45%    0.78%
3 AllianceBernstein Total Return Portfolio - Class A
                                                              2003      71,988       11.21       807,131     2.65%    1.40%   17.40%
                                                              2002      91,811        9.55       876,815     2.69%    1.40%  -11.83%
                                                              2001     104,738       10.83     1,134,438     9.38%    1.40%    0.85%
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003   7,066,944       15.63   110,437,430     4.08%    1.40%    2.41%
                                                              2002   9,206,476       15.26   140,445,210     2.77%    1.40%    6.29%
                                                              2001   6,393,452       14.35    91,762,502     4.04%    1.40%    6.39%
2 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003     221,174       15.58     3,445,273     3.76%    1.45%    2.41%
                                                              2002     242,090       15.21     3,683,090     2.94%    1.45%    6.23%
                                                              2001     125,819       14.32     1,801,839     3.72%    1.45%    6.32%
4 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003     228,781       15.45     3,534,444     3.89%    1.40%    2.18%
                                                              2002     255,166       15.12     3,858,444     2.53%    1.40%    6.05%
                                                              2001     213,701       14.26     3,047,165     4.14%    1.40%    6.09%

                                      VA-I
                                       68

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
5 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003      17,729  $    15.40  $    273,019     4.25%    1.45%    2.12%
                                                              2002      16,606       15.08       250,426     2.54%    1.45%    5.99%
                                                              2001       8,794       14.23       125,117     3.20%    1.45%    6.02%
1 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B
                                                              2003     106,799       10.91     1,165,304     0.00%    1.40%    9.11%
2 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B
                                                              2003       2,571       10.91        28,051     0.00%    1.45%    9.08%
1 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003   2,151,498       17.09    36,777,006     3.05%    1.40%   18.21%
                                                              2002   2,458,985       14.46    35,555,868     1.83%    1.40%  -23.20%
                                                              2001   2,898,269       18.83    54,569,784     4.50%    1.40%  -23.59%
2 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003      67,909       17.04     1,157,094     3.10%    1.45%   18.16%
                                                              2002      71,898       14.42     1,036,802     1.66%    1.45%  -23.24%
                                                              2001      97,061       18.79     1,823,466     4.61%    1.45%  -23.63%
4 AllianceBernstein Value Portfolio - Class B
                                                              2003   6,157,155       10.85    66,790,897     0.72%    1.40%   26.73%
                                                              2002   5,613,964        8.56    48,074,324     0.22%    1.40%  -14.16%
                                                              2001   2,388,655        9.98    23,829,454     0.00%    1.40%   -0.24%
5 AllianceBernstein Value Portfolio - Class B
                                                              2003     181,726       10.83     1,968,674     0.72%    1.45%   26.56%
                                                              2002     159,835        8.56     1,367,582     0.21%    1.45%  -14.20%
                                                              2001      53,532        9.97       533,864     0.00%    1.45%   -0.27%
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003   1,425,468       19.86    28,314,242     1.02%    1.40%   41.48%
                                                              2002   1,594,756       14.04    22,390,940     1.84%    1.40%   -5.52%
                                                              2001   2,075,860       14.86    30,850,133     5.87%    1.40%  -18.43%
2 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003      75,660       19.80     1,498,021     0.97%    1.45%   41.42%
                                                              2002      76,002       14.00     1,064,208     1.82%    1.45%   -5.57%
                                                              2001      89,564       14.83     1,328,095     5.47%    1.45%  -18.48%
7 Delaware VIP Balanced Series
                                                              2003       9,072       18.15       164,662     3.34%    1.40%   17.55%
                                                              2002      11,341       15.44       175,105     3.04%    1.40%  -17.44%
                                                              2001      11,664       18.70       218,129     1.15%    1.40%   -8.95%
7 Delaware VIP Balanced Series
                                                              2003      37,216       27.49     1,022,931     3.16%    1.25%   17.71%
                                                              2002      48,585       23.35     1,134,329     3.04%    1.25%  -17.31%
                                                              2001      72,289       28.24     2,041,132     2.40%    1.25%   -8.81%

                                      VA-I
                                       69

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
7 Delaware VIP Capital Reserves Series
                                                              2003       8,633  $    21.84  $    188,580     4.14%    1.25%    3.33%
                                                              2002       9,491       21.14       200,652     5.42%    1.25%    5.77%
                                                              2001      22,694       19.99       453,759     5.59%    1.25%    6.91%
7 Delaware VIP Capital Reserves Series
                                                              2003       3,533       16.37        57,831     3.72%    1.40%    3.19%
                                                              2002       8,324       15.86       132,052     4.59%    1.40%    5.62%
                                                              2001       8,328       15.02       124,943     2.81%    1.40%    6.75%
7 Delaware VIP Cash Reserves Series
                                                              2003      30,049       16.34       491,028     0.52%    1.25%   -0.66%
                                                              2002      77,894       16.45     1,281,098     1.18%    1.25%    0.00%
                                                              2001      51,146       16.45       841,147     2.04%    1.25%    2.59%
7 Delaware VIP Cash Reserves Series
                                                              2002           0       13.37             0    19.97%    1.40%   -0.15%
                                                              2001         139       13.39         1,864     7.51%    1.40%    2.43%
7 Delaware VIP Growth Opportunities Series
                                                              2003       5,175       24.87       128,720     0.00%    1.40%   39.12%
                                                              2002       6,307       17.88       112,793    11.73%    1.40%  -25.98%
                                                              2001       7,369       24.16       178,045    21.62%    1.40%  -16.96%
7 Delaware VIP Growth Opportunities Series
                                                              2003      35,683       27.94       996,985     0.00%    1.25%   39.28%
                                                              2002      36,772       20.06       737,540    12.90%    1.25%  -25.87%
                                                              2001      44,502       27.06     1,204,098    10.61%    1.25%  -16.84%
7 Delaware VIP High Yield Series
                                                              2003       3,970       15.17        60,232     8.09%    1.40%   26.98%
                                                              2002       4,875       11.95        58,270    10.13%    1.40%    0.42%
                                                              2001       4,911       11.90        58,450     3.85%    1.40%   -5.44%
7 Delaware VIP High Yield Series
                                                              2003      28,042       21.51       603,222     7.42%    1.25%   27.14%
                                                              2002      30,022       16.92       507,933    10.55%    1.25%    0.57%
                                                              2001      33,651       16.82       566,072     9.05%    1.25%   -5.30%
7 Delaware VIP Large Cap Value Series
                                                              2003       6,816       27.40       186,762     1.50%    1.40%   26.50%
                                                              2002       6,994       21.66       151,477     1.59%    1.40%  -19.81%
                                                              2001       7,180       27.01       193,931     0.10%    1.40%   -5.20%
7 Delaware VIP Large Cap Value Series
                                                              2003     141,218       32.44     4,580,983     2.01%    1.25%   26.71%
                                                              2002     169,903       25.60     4,349,989     1.66%    1.25%  -19.69%
                                                              2001     219,986       31.88     7,012,989     0.19%    1.25%   -5.09%
2 Dreyfus Stock Index Fund - Initial shares
                                                              2003       2,090       17.31        36,185     1.47%    1.45%   26.55%
                                                              2002       2,091       13.68        28,610     1.49%    1.45%  -23.48%
                                                              2001       1,658       17.88        29,652     1.72%    1.45%  -13.44%
3 Dreyfus Stock Index Fund - Initial shares
                                                              2003     561,568       17.37     9,753,283     1.44%    1.40%   26.59%
                                                              2002     655,094       13.72     8,988,442     1.29%    1.40%  -23.44%
                                                              2001     818,316       17.92    14,666,237     1.54%    1.40%  -13.42%

                                      VA-I
                                       70

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003       1,040  $    12.34  $     12,835     0.11%    1.45%   40.82%
                                                              2002       1,041        8.76         9,118     0.24%    1.45%  -20.87%
                                                              2001       1,042       11.07        11,530     0.07%    1.45%   -2.93%
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003     155,609       12.38     1,925,779     0.10%    1.40%   40.95%
                                                              2002     165,148        8.78     1,450,018     0.23%    1.40%  -20.83%
                                                              2001     178,062       11.09     1,974,710     0.06%    1.40%   -2.89%
2 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003       1,570       15.38        24,145     3.66%    1.45%   16.32%
                                                              2002       1,570       13.22        20,765     6.24%    1.45%  -10.04%
                                                              2001       1,046       14.70        15,384     0.00%    1.45%   -5.46%
3 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003     556,586       15.43     8,586,200     3.66%    1.40%   16.34%
                                                              2002     634,620       13.26     8,415,280     4.33%    1.40%  -10.00%
                                                              2001     863,618       14.73    12,723,960     5.46%    1.40%   -5.43%
2 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003         433       14.35         6,217     0.45%    1.45%   26.61%
                                                              2002         125       11.33         1,412     0.99%    1.45%  -10.66%
                                                              2001         125       12.68         1,590     3.48%    1.45%  -13.50%
3 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003     243,907       14.39     3,509,725     0.45%    1.40%   26.67%
                                                              2002     303,636       11.36     3,449,014     0.89%    1.40%  -10.61%
                                                              2001     369,807       12.71     4,699,257     3.61%    1.40%  -13.50%
2 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003          78       15.91         1,242     0.28%    1.45%   30.92%
                                                              2002          79       12.15           955     0.32%    1.45%  -31.11%
                                                              2001          79       17.64         1,395     7.21%    1.45%  -18.84%
3 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003     475,603       15.96     7,589,575     0.28%    1.40%   31.02%
                                                              2002     562,462       12.18     6,851,466     0.27%    1.40%  -31.08%
                                                              2001     749,470       17.67    13,246,181     7.79%    1.40%  -18.81%
2 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003       1,169       10.81        12,633     7.55%    1.45%   25.50%
                                                              2002       1,170        8.61        10,080    14.07%    1.45%    1.95%
                                                              2001       1,171        8.45         9,893    13.06%    1.45%  -12.98%
3 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003     169,855       10.84     1,841,237     7.55%    1.40%   25.46%
                                                              2002     201,717        8.64     1,742,374    11.57%    1.40%    2.01%
                                                              2001     289,878        8.47     2,454,659    21.70%    1.40%  -12.97%
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class
                                                              2003     271,530       15.64     4,246,199     4.80%    1.40%    3.77%
                                                              2002     453,606       15.07     6,837,666     4.53%    1.40%    8.81%
                                                              2001     372,421       13.85     5,159,382     7.32%    1.40%    6.98%

                                      VA-I
                                       71

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003           0  $    12.37  $          0     0.96%    1.45%   -0.45%
                                                              2002         434       12.43         5,396     0.59%    1.45%    0.23%
                                                              2001       2,483       12.40        30,797     9.23%    1.45%    2.67%
3 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003     407,606       12.41     5,059,895     0.96%    1.40%   -0.37%
                                                              2002     726,516       12.46     9,055,451     1.67%    1.40%    0.28%
                                                              2001     985,367       12.43    12,247,550     4.09%    1.40%    2.72%
3 Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003      31,728       12.76       404,990     0.97%    1.40%   41.35%
                                                              2002      54,714        9.03       493,984     0.82%    1.40%  -21.39%
                                                              2001      57,865       11.49       664,582    13.39%    1.40%  -22.29%
1 Mercury HW International VIP Portfolio
                                                              2003           0       10.53             0     0.19%    1.40%   27.01%
                                                              2002     160,731        8.29     1,332,414     3.90%    1.40%  -12.77%
                                                              2001     176,533        9.50     1,677,652     6.07%    1.40%  -14.15%
2 Mercury HW International VIP Portfolio
                                                              2003           0       10.50             0     0.22%    1.45%   27.03%
                                                              2002       8,846        8.27        73,196     3.70%    1.45%  -12.81%
                                                              2001      10,911        9.49       103,553     7.85%    1.45%  -14.19%
1 Merrill Lynch American Balanced V.I. Fund - Class I
                                                              2003           0        9.26             0     0.00%    1.40%   12.34%
                                                              2002       1,178        8.24         9,702     2.84%    1.40%  -14.88%
                                                              2001       1,180        9.68        11,415     2.58%    1.40%   -3.23%
1 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003     478,230       15.47     7,400,091     1.12%    1.40%   31.36%
                                                              2002     497,628       11.78     5,860,891     1.30%    1.40%  -18.91%
                                                              2001     592,994       14.52     8,612,954     5.96%    1.40%    2.79%
2 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003      50,913       15.43       785,406     1.12%    1.45%   31.29%
                                                              2002      55,754       11.75       654,963     1.33%    1.45%  -18.95%
                                                              2001      65,327       14.49       946,875    -4.22%    1.45%    2.72%
1 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003      37,323       13.09       488,622     3.70%    1.40%    3.33%
                                                              2002      43,626       12.67       552,875     4.57%    1.40%    8.05%
                                                              2001      50,951       11.73       597,594     5.59%    1.40%    5.19%
2 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003       3,308       13.05        43,180     3.86%    1.45%    3.26%
                                                              2002       3,312       12.64        41,862     4.70%    1.45%    8.00%
                                                              2001       3,315       11.70        38,801     6.03%    1.45%    5.16%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0        9.63             0     4.64%    1.40%   39.03%
                                                              2002      14,501        6.93       100,560     0.41%    1.40%  -11.49%
                                                              2001      14,689        7.84       115,088     0.90%    1.40%    0.07%

                                      VA-I
                                       72

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0  $     9.61  $          0     4.45%    1.45%   38.81%
                                                              2002       3,987        6.92        27,579     0.40%    1.45%  -11.54%
                                                              2001       4,489        7.82        35,096     0.93%    1.45%   -0.01%
1 Merrill Lynch Domestic Money Market V.I. Fund - Class I
                                                              2003      71,985       11.48       826,687     0.73%    1.40%   -0.66%
                                                              2002     111,621       11.56     1,290,531     1.58%    1.40%    0.07%
                                                              2001     118,201       11.55     1,365,627     3.62%    1.40%    2.42%
2 Merrill Lynch Domestic Money Market V.I. Fund - Class I
                                                              2003         202       11.45         2,311     0.73%    1.45%   -0.70%
                                                              2002         202       11.53         2,331     1.71%    1.45%    0.02%
                                                              2001       5,157       11.53        59,456     4.08%    1.45%    2.39%
1 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003      56,689       12.37       701,203     3.32%    1.40%   32.86%
                                                              2002      44,798        9.31       417,193     2.52%    1.40%   -9.42%
                                                              2001      76,766       10.28       789,286     1.35%    1.40%  -10.12%
2 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003      20,049       12.33       247,231     3.93%    1.45%   32.74%
                                                              2002       9,014        9.29        83,728     2.93%    1.45%   -9.47%
                                                              2001      12,251       10.26       125,696     1.36%    1.45%  -10.15%
1 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003     104,442        7.75       809,736     1.05%    1.40%   31.63%
                                                              2002      99,535        5.89       585,938     0.11%    1.40%  -28.74%
                                                              2001     101,771        8.26       840,754     0.90%    1.40%  -24.14%
2 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003         853        7.73         6,601     1.82%    1.45%   31.64%
2 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2002           0        5.88             0     0.00%    1.45%  -28.78%
                                                              2001       2,263        8.25        18,674     1.31%    1.45%  -24.17%
1 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003      70,479       11.40       803,134     9.31%    1.40%   26.33%
                                                              2002      64,194        9.02       579,027     9.90%    1.40%   -2.83%
                                                              2001      70,160        9.28       651,309    10.61%    1.40%    2.58%
2 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003         710       11.36         8,069    10.77%    1.45%   26.27%
2 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2002           0        9.00             0    14.83%    1.45%   -2.88%
                                                              2001         193        9.26         1,788    14.33%    1.45%    2.48%
1 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003     154,644       11.63     1,798,097     5.56%    1.40%   10.43%
2 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003       9,274       11.60       107,577     5.57%    1.45%   10.43%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003     127,041       12.90     1,639,153     0.40%    1.40%   29.67%
                                                              2002     124,750        9.95     1,241,056     0.81%    1.40%  -18.14%
                                                              2001     126,262       12.15     1,534,402     0.78%    1.40%   -8.70%

                                      VA-I
                                       73

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003       2,839  $    12.86  $     36,521     0.38%    1.45%   29.67%
                                                              2002       3,140        9.92        31,156     0.81%    1.45%  -18.18%
                                                              2001       3,160       12.13        38,318     0.48%    1.45%   -8.75%
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I
                                                              2003           0        8.53             0     0.00%    1.40%   27.12%
                                                              2002      94,393        6.71       633,141     0.00%    1.40%  -24.46%
                                                              2001      80,147        8.88       711,649     0.02%    1.40%  -10.58%
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I
                                                              2003      93,216        8.86       826,256     0.00%    1.40%    3.88%
1 Merrill Lynch Natural Resource Focus Fund - Class I
                                                              2002           0       12.89             0     0.00%    1.40%   13.47%
                                                              2001       2,843       11.36        32,284     0.17%    1.40%  -12.24%
2 Merrill Lynch Natural Resource Focus Fund - Class I
                                                              2002           0       12.86             0     0.00%    1.45%   13.50%
                                                              2001         576       11.33         6,533     0.19%    1.45%  -12.28%
1 Merrill Lynch Small Cap Value V.I. Fund - Class I
                                                              2003     126,884       17.73     2,249,553     0.36%    1.40%   40.93%
                                                              2002     127,179       12.58     1,599,971     1.31%    1.40%  -24.82%
                                                              2001     120,804       16.73     2,021,508     7.71%    1.40%   28.03%
2 Merrill Lynch Small Cap Value V.I. Fund - Class I
                                                              2003      20,573       17.67       363,615     0.40%    1.45%   40.83%
                                                              2002      26,752       12.55       335,683     1.22%    1.45%  -24.86%
                                                              2001      29,630       16.70       494,786     7.68%    1.45%   27.96%
1 Merrill Lynch Utilities and Telecom V.I. Fund - Class I
                                                              2003      35,886       11.83       424,708     2.87%    1.40%   18.47%
                                                              2002      43,290        9.99       432,264     3.37%    1.40%  -19.90%
                                                              2001      69,972       12.47       872,249     6.60%    1.40%  -15.20%
2 Merrill Lynch Utilities and Telecom V.I. Fund - Class I
                                                              2003          36       11.80           426     3.05%    1.45%   18.46%
                                                              2002          37        9.96           366     2.18%    1.45%  -19.94%
                                                              2001       1,947       12.44        24,218     7.93%    1.45%  -15.26%
1 UBS Series Trust Tactical Allocations Portfolio
                                                              2003   1,332,747       13.99    18,643,595     1.16%    1.40%   25.80%
                                                              2002   1,567,327       11.12    17,421,847     0.81%    1.40%  -23.76%
                                                              2001   1,947,305       14.58    28,390,697     8.51%    1.40%  -13.63%
2 UBS Series Trust Tactical Allocations Portfolio
                                                              2003     150,601       13.95     2,101,108     1.32%    1.45%   25.80%
                                                              2002     183,716       11.09     2,037,685     0.82%    1.45%  -23.80%
                                                              2001     248,176       14.56     3,612,233     8.23%    1.45%  -13.67%
1 UIF Core Plus Fixed Income Portfolio - Class I
                                                              2003       3,504       10.95        38,362     0.84%    0.75%    3.87%
                                                              2002       4,077       10.54        42,977     3.85%    0.75%    6.52%
                                                              2001       4,354        9.90        43,086     5.53%    0.75%  -19.46%

                                      VA-I
                                       74

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 UIF Equity Growth Portfolio - Class I
                                                              2003       3,526  $     9.32  $     32,847     0.00%    0.75%   24.05%
                                                              2002       4,232        7.51        31,797     0.16%    0.75%  -28.40%
                                                              2001       4,520       10.49        47,435     0.00%    0.75%    4.90%
1 UIF Technology Portfolio - Class I
                                                              2003       1,748        8.31        14,529     0.00%    0.75%   46.62%
                                                              2002       1,867        5.67        10,583     0.00%    0.75%  -49.35%
                                                              2001       1,993       11.19        22,301     0.00%    0.75%  -30.99%
1 UIF Value Portfolio - Class I
                                                              2003         211       11.04         2,334     0.00%    0.75%   33.00%
                                                              2002         463        8.30         3,837     0.59%    0.75%  -22.74%
                                                              2001         497       10.74         5,332     2.28%    0.75%  -36.37%
3 Van Eck Worldwide Emerging Markets Fund
                                                              2003      61,448        9.62       590,871     0.12%    1.40%   52.15%
                                                              2002      85,796        6.32       542,588     0.17%    1.40%   -4.25%
                                                              2001      69,215        6.61       457,167     0.00%    1.40%   -3.15%
3 Van Eck Worldwide Hard Assets Fund
                                                              2003       9,422       10.65       100,391     0.64%    1.40%   43.01%
                                                              2002      25,846        7.45       192,486     0.87%    1.40%   -4.19%
                                                              2001      26,544        7.77       206,322     1.19%    1.40%  -11.67%
1 Vanguard 500 Index Fund
                                                              2003         809       10.03         8,115     1.60%    0.75%   27.47%
                                                              2002         868        7.87         6,829     1.47%    0.75%    0.00%
6 Vanguard GNMA Fund
                                                              2003         170       10.13         1,720     0.76%    0.52%    1.35%
1 Vanguard LifeStrategy Conservative Growth Fund
                                                              2003       3,189       10.83        34,527     2.57%    0.75%   15.67%
                                                              2002       3,429        9.36        32,093     1.97%    0.75%    0.00%
6 Vanguard LifeStrategy Growth Fund
                                                              2003       3,788       10.90        41,300     1.97%    0.52%    9.02%
1 Vanguard LifeStrategy Growth Fund
                                                              2003       1,283       10.64        13,661     1.71%    0.75%   27.48%
                                                              2002       1,380        8.35        11,516     1.54%    0.75%    0.00%
1 Vanguard LifeStrategy Income Fund
                                                              2003       1,907       10.88        20,741     3.38%    0.75%    9.98%
                                                              2002       2,050        9.89        20,288     2.92%    0.75%    0.00%
6 Vanguard LifeStrategy Moderate Growth Fund
                                                              2003      18,999       10.71       203,546     2.39%    0.52%    7.13%
1 Vanguard Prime Money Market Fund
                                                              2003         530       10.08         5,337     0.98%    0.75%    0.16%
                                                              2002         569       10.06         5,721     0.97%    0.75%    0.00%
1 Vanguard PRIMECAP Fund
                                                              2003         276       10.30         2,842     0.44%    0.75%   36.78%
                                                              2002         296        7.53         2,230     1.21%    0.75%    0.00%
1 Vanguard Total Bond Market Index Fund
                                                              2003         481       10.98         5,275     8.79%    0.75%    3.20%

                                      VA-I
                                       75

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 Vanguard U.S. Growth Fund
                                                              2003         552  $     8.93  $      4,932     0.33%    0.75%   25.08%
                                                              2002         593        7.14         4,230     0.40%    0.75%    0.00%
1 Vanguard Wellington Fund
                                                              2003         268       10.74         2,874     3.09%    0.75%   19.83%
                                                              2002         287        8.96         2,573     2.77%    0.75%    0.00%
1 Vanguard Windsor Fund
                                                              2003         274       10.44         2,861     1.22%    0.75%   35.97%
                                                              2002         294        7.68         2,258     1.54%    0.75%    0.00%
6 Vanguard VIF Balanced Portfolio
                                                              2003      35,384       10.82       383,027     0.00%    0.52%    8.25%
6 Vanguard VIF Diversified Value Portfolio
                                                              2003       1,544       11.26        17,388     0.00%    0.52%   12.64%
6 Vanguard VIF International Portfolio
                                                              2003       5,328       11.23        59,819     0.00%    0.52%   12.27%
6 Vanguard VIF Mid-Cap Index Portfolio
                                                              2003       2,196       11.06        24,277     0.00%    0.52%   10.56%
6 Vanguard VIF Money Market Portfolio
                                                              2003       8,192       10.01        82,004     0.73%    0.52%    0.10%
6 Vanguard VIF REIT Index Portfolio
                                                              2003       2,429       11.03        26,788     0.00%    0.52%   10.28%
6 Vanguard VIF Short Term Corporate Portfolio
                                                              2003       1,532       10.07        15,426     0.00%    0.52%    0.70%
6 Vanguard VIF Small Company Growth Portfolio
                                                              2003       1,554       10.64        16,537     0.00%    0.52%    6.40%
6 Vanguard VIF Total Stock Market Index Portfolio
                                                              2003       1,555       10.91        16,976     0.00%    0.52%    9.15%

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

                                      VA-I
                                       76

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(c) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Sub-account, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the year ended December 31.2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VA-I
                                       77

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                         Report of Independent Auditors

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------

April 14, 2004

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                           December 31,          December 31,
                                                                              2003                   2002
                                                                           ------------          ------------
Assets
------

Investments:
Fixed maturities:
    Bonds available for sale, at market value                              $  9,834,315          $  9,650,602
    (cost: 2003 - $9,209,635; 2002 - $9,328,495)
Equity securities at market value                                                 3,885                32,706
    (cost: 2003 - $3,175; 2002 - $30,409)
Mortgage loans on real estate, net of allowance                                 456,767               347,373
    (2003 - $14,000; 2002 - $14,000)
Policy loans                                                                    261,908               344,054
Other long-term investments                                                      84,338               102,958
Derivative assets, at market                                                     36,495                15,009
Short-term investments, at cost (approximates market value)                      20,405                44,788
                                                                           ------------          ------------

   Total investments                                                         10,698,113            10,537,490

Cash                                                                                  -                     -
Investment income due and accrued                                               147,468               157,796
Reinsurance assets                                                               83,879                78,925
Deferred policy acquisition costs                                               307,175               386,258
Premium and insurance balances receivable                                        28,632                25,941
Amounts due from related parties                                                 91,192                84,527
Other assets                                                                      6,692                 1,946
Assets held in separate accounts                                              3,209,288             2,869,349
                                                                           ------------          ------------

                                    Total assets                           $ 14,572,439          $ 14,142,232
                                                                           ============          ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                           December 31,             December 31,
                                                                              2003                     2002
                                                                           ------------            -------------
Liabilities
-----------

  Policyholders' contract deposits                                         $  7,310,004            $  7,612,653
  Future policy benefits for life and accident
   and health insurance contracts                                             2,319,463               2,333,786
  Reserve for unearned premiums                                                  23,372                  26,262
  Policy and contract claims                                                     60,304                  68,355
  Amounts due to related parties                                                 19,564                       -
  Income taxes payable                                                          207,963                  87,295
  Derivative liabilities, at market                                              45,935                  50,606
  Other liabilities                                                              53,563                 128,759
  Liabilities related to separate accounts                                    3,209,288               2,869,349
                                                                           ------------            ------------

                                    Total liabilities                        13,249,456              13,177,065
                                                                           ------------            ------------

Shareholders' Equity
--------------------

  Series A preferred stock, $100,000 par value;
    2,500 shares authorized, issued and outstanding                             250,000                 250,000
  Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 shares issued and outstanding                            4,884                   4,884
  Additional paid-in capital                                                    302,283                 212,283
  Accumulated other comprehensive income                                        312,966                 145,424
  Retained earnings                                                             452,850                 352,576
                                                                           ------------            ------------

                                    Total shareholders' equity                1,322,983                 965,167
                                                                           ------------            ------------

Total liabilities and shareholders' equity                                 $ 14,572,439            $ 14,142,232
                                                                           ============            ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                  Years ended December 31,
                                                          --------------------------------------
                                                             2003         2002           2001
                                                          ----------   ----------    -----------
Revenues:
  Premiums and other considerations                       $  221,443   $  280,098    $ 1,016,010
  Net investment income                                      709,945      725,475        630,693
  Realized capital gains (losses)                             22,817     (151,424)        25,825
                                                          ----------   ----------    ----------

                   Total revenues                            954,205      854,149      1,672,528
                                                          ----------   ----------    -----------

Benefits and expenses:
  Death and other benefits                                   279,112      306,543        430,120
  Increase in future policy benefits
   and policyholders' contract deposits                      348,540      415,721        805,223
  Insurance acquisition and other operating expenses         156,346      155,383        331,544
                                                          ----------   ----------    -----------

                   Total benefits and expenses               783,998      877,647      1,566,887
                                                          ----------   ----------    -----------

Income (loss) before income taxes                            170,207      (23,498)       105,641
                                                          ----------   ----------    -----------

Income taxes:
  Current                                                     29,187       20,558         11,536
  Deferred                                                    29,146      (30,532)        23,611
                                                          ----------   ----------    -----------

      Total income tax expense (benefit)                      58,333       (9,974)        35,147
                                                          ----------   ----------    -----------

Net income (loss) before cumulative effect
 of accounting changes                                       111,874      (13,524)        70,494
Cumulative effect of accounting changes, net of tax                -            -        (26,276)
                                                          ----------   ----------    -----------


Net income (loss)                                         $  111,874   $  (13,524)   $    44,218
                                                          ==========   ==========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                                Years ended December 31,
                                                       ----------------------------------------
                                                           2003           2002          2001
                                                       ------------    ----------    ----------
Preferred stock
---------------

Balance at beginning of year                           $    250,000    $  250,000    $        -
Preferred stock issued                                            -             -       250,000
                                                       ------------    ----------    ----------
Balance at end of year                                      250,000       250,000       250,000
                                                       ------------    ----------    ----------

Common stock
------------

Balance at beginning and end of year                          4,884         4,884         4,884
                                                       ------------    ----------    ----------

Additional paid-in capital
--------------------------

Balance at beginning of year                                212,283       153,283       153,283
Capital contributions from parent                            90,000        59,000             -
                                                       ------------    ----------    ----------
Balance at end of year                                      302,283       212,283       153,283
                                                       ------------    ----------    ----------

Accumulated other comprehensive income
--------------------------------------

 Balance at beginning of year                               145,424        11,279       (28,276)
 Change in net unrealized appreciation of
  investments - net of reclassifications                    259,290       254,988        71,166
    Deferred income tax expense on changes                  (89,629)      (92,098)      (24,908)
 Change in net derivative losses arising from
  cash flow hedging activities                               (3,261)      (44,223)       (8,512)
    Deferred income tax benefit on changes                    1,142        15,478         2,979
 Cumulative effect - derivatives                                  -             -        (1,170)
                                                       ------------    ----------    ----------
 Balance at end of year                                     312,966       145,424        11,279
                                                       ------------    ----------    ----------

Retained earnings
-----------------

Balance at beginning of year                                352,576       379,034       334,816
Net income (loss)                                           111,874       (13,524)       44,218
Dividends to shareholders                                   (11,600)      (12,934)            -
                                                       ------------    ----------    ----------
  Balance at end of year                                    452,850       352,576       379,034
                                                       ------------    ----------    ----------

               Total shareholders' equity              $  1,322,983    $  965,167    $  798,480
                                                       ============    ==========    ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                    Years ended December 31,
                                                             -----------------------------------------
                                                                2003            2002           2001
                                                             -----------    -----------    -----------
Cash flows from operating activities:
 Net income (loss)                                           $   111,874    $   (13,524)   $    44,218

 Adjustments to reconcile net income (loss) to net
 cash provided by operating activities:
    Change in insurance reserves                                 (25,264)       (66,703)      1,103,914
    Change in accounting principles                                   --             --         40,424
    Change in premiums and insurance balances
       receivable and payable - net                               (6,105)        22,664          4,065
    Change in reinsurance assets                                  (4,954)        36,116        (38,119)
    Change in other policyholders' funds                          70,645        362,844      1,327,873
    Change in deferred policy acquisition costs                   37,377         29,499       (245,283)
    Change in investment income due and accrued                   10,328         (3,081)       (37,372)
    Realized capital (gains) losses                              (22,817)       151,424        (25,825)
    Change in income taxes - net                                  32,179        (56,917)        28,038
    Change in reserves for commissions, expenses and taxes         9,163        (61,038)        35,649
    Amortization of premiums and discounts on securities          (8,669)        (9,661)       (10,472)
    Change in other assets and liabilities - net                 (46,146)        25,293        (69,250)
                                                             -----------    -----------    -----------
  Net cash provided by operating activities                      157,611        416,916      2,157,860

Cash flows from investing activities:
    Sale of fixed maturities                                   4,188,555      3,307,316      2,938,883
    Cost of fixed maturities, matured or redeemed                493,880        667,900        243,306
    Sale of equity securities                                     33,802         11,789         13,168
    Sale of real estate                                               --         11,424         16,282
    Purchase of fixed maturities                              (4,551,183)    (4,678,000)    (5,875,332)
    Purchase of equity securities                                 (4,763)           (68)        (9,987)
    Purchase of real estate                                       (4,231)            --        (11,424)
    Mortgage loans funded                                       (142,539)       (49,439)       (50,702)
    Repayments of mortgage loans                                  32,694         54,016         61,066
    Change in policy loans                                        82,146        (16,431)       274,578
    Change in short-term investments                              24,382        133,530        (16,036)
    Change in other long-term investments                         19,435         11,790         (2,114)
    Other - net                                                   (3,895)       (58,536)        (5,092)
                                                             -----------    -----------    -----------
  Net cash provided by (used in) investing activities            168,283       (604,709)    (2,423,404)
                                                             -----------    -----------    -----------

Cash flows from financing activities:
    Net policyholder account deposits/withdrawals               (373,294)       200,066         11,208
    Capital contribution                                          59,000             --             --
    Preferred stock issued                                            --             --        250,000
    Dividends to shareholders                                    (11,600)       (12,934)            --
                                                             -----------    -----------    -----------
  Net cash provided by (used in) financing activities           (325,894)       187,132        261,208
                                                             -----------    -----------    -----------

Change in cash                                                        --           (661)        (4,336)
Cash at beginning of period                                           --            661          4,997
                                                             -----------    -----------    -----------
Cash at end of period                                        $        --    $        --    $       661
                                                             ===========    ===========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                          Years ended December 31,
                                                    -----------------------------------
                                                      2003          2002        2001
                                                    ---------    ---------    ---------
Comprehensive income
--------------------

Net income (loss)                                   $ 111,874    $ (13,524)   $  44,218
                                                    ---------    ---------    ---------

Other comprehensive income
--------------------------

Change in net unrealized appreciation of
  investments - net of reclassifications              259,290      254,988       71,166
    Deferred income tax expense
      on changes                                      (89,629)     (92,098)     (24,908)
Change in net derivative losses arising from cash
  flow hedging activities                              (3,261)     (44,223)      (8,512)
    Deferred income tax benefit
      on changes                                        1,142       15,478        2,979
Cumulative effect - derivatives                            --           --       (1,170)
                                                    ---------    ---------    ---------

Other comprehensive income                            167,542      134,145       39,555
                                                    ---------    ---------    ---------

Comprehensive income                                $ 279,416    $ 120,621    $  83,773
                                                    =========    =========    =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Nature of Business

    AIG Life Insurance Company (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York where it is only authorized as a reinsurer.

2.  Summary of Significant Accounting Policies

    (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Actual results could differ from those estimates.

    (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2003. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                          2003       2002
                                                        --------   --------
        Statutory net income (loss)                     $ 82,085   $(80,001)
        Statutory capital and surplus                   $629,521   $433,998

        The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutorily required mortality and interest assumptions without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    (c) Insurance and Investment Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    (d) Investments: Fixed maturities available for sale, where the Company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

        Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

        Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

        The Company reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other-than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

        In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $26.3 million, net of tax.

        Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

        Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

        Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net realized investment gains (losses), consistent with the equity method of accounting.

        Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

        Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

        Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

        Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

    (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products

        (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts. Any amounts deemed unrecoverable are charged to expense.

        With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

        DAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholders' equity.

    (f) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

        A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

        Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

        For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

        Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums, which is not earned at the end of a reporting period, is recorded as reserves for unearned premiums.

    (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related charges in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $8,770,000, $4,383,759, and $2,313,076 for the years ended December 31, 2003, 2002, and 2001, respectively.

    (k) Reinsurance: The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

        Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (l) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" ("FAS 138").

        Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

        On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

        The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

        During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003.

    (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation. Such reclassifications had no effect on shareholders' equity, net income (loss) or cash flows.

    (n) Accounting Standards: In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

     The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment form potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142 had no affect on the Company's results of operations or financial condition.

     In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. The adoption of FIN 45 did not have a material impact on the Company's results of operations or financial condition.

     In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

     The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

     The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

     The following VIE activities are not consolidated by the Company under FIN46R:

     (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

     (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

     In April 2003, the Derivatives Implementation Group of the FASB cleared issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

     In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting change upon adoption to approximate $7 million after taxes, to be recorded in the first quarter of 2004.

3.   Investment Information

(a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                     Years ended December 31,
                                                               ------------------------------------
                                                                  2003        2002          2001
                                                               ---------    --------      ---------
        Fixed maturities                                       $ 648,416    $ 655,148     $ 548,437
        Equity securities                                          1,446        2,722         3,580
        Mortgage loans                                            31,785       28,360        30,075
        Real estate                                                    -            -           937
        Policy loans                                              27,167       24,836        33,722
        Cash and short-term investments                              520        1,702         6,779
        Other long-term investments                                6,950       15,224        14,029
                                                               ---------    ---------     ---------
                  Total investment income                        716,284      727,992       637,559
        Investment expenses                                        6,339        2,517         6,866
                                                               ---------    ---------     ---------

                  Net investment income                        $ 709,945    $ 725,475     $ 630,693
                                                               =========    =========     ========

(b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2003, 2002 and 2001 are summarized below (in thousands):

                                                                 Years ended December 31,
                                                            ---------------------------------
                                                              2003        2002         2001
                                                            --------    --------     --------
     Realized gains (losses) on investments:
     Fixed maturities                                       $ 25,952    $ (93,183)   $ (8,269)
     Equity securities                                         1,804       (7,304)      2,605
     Real estate                                                   -            -       5,292
     Mortgage loans                                             (448)           -           -
     Other long-term investments                              (4,491)     (50,937)     26,197
                                                            --------    ---------    --------
     Realized gains (losses)                                $ 22,817    $(151,424)   $ 25,825
                                                            ========    =========    ========

     Change in unrealized appreciation (depreciation)
        of investments:
     Fixed maturities                                       $302,573    $ 288,718    $147,596
     Equity securities                                        (1,587)       7,976      (7,014)
     Other long-term investments                                   -            -     (69,416)
     Deferred policy acquisition costs                       (41,696)     (41,706)          -
     Derivative asset                                         (3,261)     (44,223)     (8,512)
                                                            --------    ----------   --------
     Change in unrealized appreciation
        (depreciation) of investments                       $256,029    $ 210,765    $ 62,654
                                                            ========    =========    ========

     During 2003, 2002 and 2001, gross gains of $122,172,000, $101,318,000 and
     $92,757,000, respectively, and gross losses of $96,220,000, $194,501,000 and $101,026,000, respectively, were realized on dispositions of fixed maturity investments. The 2003, 2002 and 2001 losses include writedowns of $46,860,000, $78,430,000 and $12,000,000, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

     During 2003, 2002 and 2001, gross gains of $1,873,000, $465,000 and
     $2,605,000, respectively, and gross losses of $69,000, $7,769,000 and $0, respectively, were realized on dispositions of equity securities.

The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 (in thousands).

                                Less than 12 months       12 Months or more          Total
                                -------------------       -----------------      ------------
                                         Unrealized              Unrealized             Unrealized
     December 31, 2003           Cost(a)   Losses         Cost(a)   Losses       Cost(a)  Losses
     --------------------------------------------------------------------------------------------
     Fixed maturities (b)          -         -            $1,207,430  $69,475 $1,207,430  $69,475

(a)  For bonds, represents amortized cost
(b)  Primarily relates to the All other corporate category

(c)  Market Value of Fixed Maturities and Unrealized Appreciation of
     Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2003 and 2002 are as follows (in thousands):

                                                                        Gross            Gross        Estimated
     2003                                           Amortized        Unrealized        Unrealized       Market
     ----                                              Cost             Gains            Losses         Value
                                                   ------------     -------------    -------------  -------------
     Fixed maturities:
       U.S. Government and government
           agencies and authorities                $   60,499       $   15,079        $     43      $    75,535
       Foreign Governments                             77,051            5,100             397           81,754
       States, municipalities and
           political subdivisions                      30,837            4,051             153           34,735
       Mortgage-backed securities                     123,446            4,479           1,587          126,338
       All other corporate                          8,917,802          665,446          67,295        9,515,953
                                                   ----------       ----------        --------      -----------
     Total fixed maturities                        $9,209,635       $  694,155        $ 69,475      $ 9,834,315
                                                   ==========       ==========        ========      ===========
     Equity securities                             $    3,175       $      710        $      -      $     3,885
                                                   ==========       ==========        ========      ===========

(c) Market Value of Fixed Maturities and Unrealized Appreciation of Investments -(continued):

                                                                      Gross          Gross      Estimated
                                                     Amortized      Unrealized    Unrealized      Market
        2002                                           Cost           Gains         Losses        Value
        ----                                       -----------     -----------   -----------   ----------

        Fixed maturities:
          U.S. Government and government
              agencies and authorities             $    98,306     $    15,175   $        18   $   113,463
          Foreign Governments                           16,004             713             3        16,714
          States, municipalities and
              political subdivisions                    66,092          10,887             -        76,979
          Mortgage-backed securities                 1,024,518          73,394         1,121     1,096,791
          All other corporate                        8,123,575         507,035       283,955     8,346,655
                                                   -----------     -----------   -----------   -----------
        Total fixed maturities                     $ 9,328,495     $   607,204   $   285,097   $ 9,650,602
                                                   ===========     ===========   ===========   ===========
        Equity securities                          $    30,409     $     2,348   $        51   $    32,706
                                                   ===========     ===========   ===========   ===========

    The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2003, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                Estimated
                                                                                Amortized         Market
                                                                                  Cost            Value
                                                                              -----------      -----------
    Fixed maturity securities, excluding mortgage-backed securities:

        Due in one year or less                                               $   224,929      $   230,400
        Due after one year through five years                                   2,101,123        2,243,795
        Due after five years through ten years                                  2,294,612        2,464,104
        Due after ten years                                                     4,465,525        4,769,678
    Mortgage-backed securities                                                    123,446          126,338
                                                                              -----------      -----------
        Total fixed maturity securities                                       $ 9,209,635      $ 9,834,315
                                                                              ===========      ===========

(d) Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):


                                                                      2003         2002         2001
                                                                   ----------   ---------   -----------
    Gross unrealized gains                                         $  694,865   $ 609,552   $   240,716
    Gross unrealized losses                                           (69,475)   (285,148)     (213,006)
    Deferred policy acquisition costs                                 (83,402)    (41,706)            -
    Deferred income tax expense                                      (191,405)   (101,776)       (9,678)
                                                                   ----------   ---------   -----------
    Net unrealized gains on securities                             $  350,583   $ 180,922   $    18,032
                                                                   ==========   =========   ===========

(e) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2003 and 2002.

    At December 31, 2003, the gross weighted average coupon of this portfolio was 6.24.

    (f) Fixed Maturities Below Investment Grade: At December 31, 2003 and 2002, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $831,328,000 and $878,045,000, respectively, and an aggregate market value of $823,132,000 and $729,487,000, respectively.

    (g) Non-income Producing Assets: Non-income producing assets were insignificant.

    (h) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2003.

    (i) Statutory Deposits: Securities with a carrying value of $3,387,000 and $3,127,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2003 and 2002, respectively.

    (j) Mortgage Loans: At December 31, 2003, mortgage loans were collateralized by properties located in nine geographic areas, with loans totaling approximately 39% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 20% in the South Atlantic region and 14% in the Pacific region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

         At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 48% for office, 9% for retail, 20% for residential, 9% for industrial and 11% for manufactured housing.

4.  Deferred Policy Acquisition Costs

    The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                  Years ended December 31,
                                                             --------------------------------
                                                               2003       2002         2001
                                                             --------   --------     --------

      Balance at beginning of year                           $386,258   $457,694     $328,123
      Acquisition costs deferred                               53,661     51,983      167,004
      Amortization charged to income                          (91,048)   (76,703)     (37,433)
      Effect of net unrealized gains/(losses)                 (41,696)   (41,706)           -
      DAC transfer for terminated reinsurance                       -     (5,010)           -
                                                             --------   --------     --------
      Balance at end of year                                 $307,175   $386,258     $457,694
                                                             ========   ========     ========

    For the years ended December 31, 2003 and 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded prior to 2002 as the comparable amounts were not material to the deferred policy acquisition costs balances or equity.

    During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.  Policyholder Contract Deposits and Future Policy Benefits

    (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2003 and 2002 follows (in thousands):

                                                                2003               2002
                                                             ----------         ----------
        Policyholder contract deposits:
        Annuities                                            $3,831,436         $3,977,704
        Universal life                                          432,318            370,328
        Guaranteed investment contracts (GICs)                1,405,624          1,632,587
        Corporate owned life insurance                        1,606,894          1,607,257
        Other investment contracts                               33,732             24,777
                                                             ----------         ----------
                                                             $7,310,004         $7,612,653
                                                             ==========         ==========
                                                                2003               2002
                                                             ----------         ----------
        Future policy benefits:
        Ordinary life                                        $   68,919         $   70,289
        Group life                                               17,081             10,981
        Life contingent annuities                             1,013,088          1,028,891
        Terminal funding                                      1,112,932          1,136,492
        Accident and health                                     107,443             87,133
                                                             ----------         ----------
                                                             $2,319,463         $2,333,786
                                                             ==========         ==========

    (b) The liability for policyholder contract deposits has been established based on the following assumptions:

         (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 17.0 percent grading to zero over a period of zero to 20 years.

         (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.21 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

         (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2003 was 5.88 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.55 percent to 7.27 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

   (c) The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 11.5 percent and grade to not less than 3.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          11.0 percent.

6. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                           2003          2002
                                                           ----          ----

       Current tax receivables                          $  (17,799)  $  (20,833)
       Deferred tax liabilities                            225,762      108,128
                                                        ----------   ----------
                 Income taxes payable                   $  207,963   $   87,295
                                                        ==========   ==========

       The components of deferred tax assets and liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                           2003          2002
                                                           ----          ----
       Deferred tax assets:
         Policy reserves                                $  (42,775)  $  (78,782)
         Basis differential of investments                 (20,937)     (22,196)
         Other                                                (121)      (8,767)
                                                        ----------   ----------
         Total deferred tax assets                         (63,833)    (109,745)
                                                        ----------   ----------


        Deferred tax liabilities:

          Deferred policy acquisition costs                107,511      135,062
          Net unrealized appreciation on debt and equity
               securities available for sale               171,177       82,688
          Other                                             10,907          123
                                                        ----------   ----------
          Total deferred tax liabilities                   289,595      217,873
                                                        ----------   ----------

       Net deferred tax liabilities                     $  225,762   $  108,128
                                                        ==========   ==========

   (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2003, the
       Company had
    approximately $2,204,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $771,400.

(c) The provision for income taxes differs from the amount if income tax determined by applying the applicable U.S. statutory federal tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                           Years ended December 31,
                                                           ------------------------
                                                          2003         2002         2001
                                                     ---------    ---------    ---------
       Income tax at statutory percentage
         of GAAP pretax income                       $  59,572    $  (8,224)   $   37,514
       Dividends received deduction                          -         (630)            -
       Prior year tax true-up                             (759)      (1,125)            -
       Other                                              (480)           5        (2,367)
                                                     ---------    ---------    ----------

       Income tax expense (benefit)                  $  58,333    $  (9,974)   $   35,147
                                                     =========    =========    ==========

(d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

    The Company has a written agreement with its parent under which each subsidiary agrees to pay the parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $25.8 million and $48.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2003 and 2002, respectively.

8. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholders' equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

   (b) Interest Rate and Currency Swap Agreements: Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

       The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

       The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

       For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

       Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

    Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

      Liability swaps                                                            2003           2002
      ---------------                                                          --------       --------
      Interest rate swap agreements to receive float rate:
         Notional amount                                                       $ 606.9        $ 606.9
         Fair Value                                                                (37)           (50)

     Currency swap agreements (receive U.S. dollars/pay Koruna):
         Notional amount (in U.S. dollars)                                     $  52.4        $  52.4
          Fair Value                                                                (4)            13

     Currency swap agreements (receive U.S. dollars/pay Euro dollars):
          Notional amount (in U.S. dollars)                                    $  51.1        $  51.1
           Fair Value                                                               21              7

     Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
          Notional amount (in U.S. dollars)                                    $  58.3        $  58.3
          Fair Value                                                                11              3

      Asset Swaps:
      -----------

      Currency swap agreements (receive U.S. dollars/pay Euro dollars):
           Notional amount (in U.S. dollars)                                   $  15.8              -
           Fair Value                                                               (4)             -

(c) Credit and Market Risk: Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's results of operations or financial position.

    The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.  Fair Value of Financial Instruments

(a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

    The fair value and carrying amounts of financial instruments are as follows (in thousands):

      2003                                            Fair         Carrying
      ----                                            Value         Amount
                                                   ----------     ----------
      Cash and short-term investments              $   20,405     $   20,405
      Fixed maturities                              9,834,315      9,834,315
      Equity securities                                 3,885          3,885
      Mortgage and policy loans                       758,274        718,675

      Investment contracts                          5,405,369      5,237,060

      Other long-term investments                      84,338         84,338
      Assets and liabilities related
            to separate accounts                    3,209,288      3,209,288

      Derivative assets                                36,495         36,495

      Derivative liabilities                           45,935         45,935

      2002                                            Fair         Carrying
      ----                                            Value         Amount
                                                   ----------     ----------
      Cash and short-term investments              $   44,788     $   44,788
      Fixed maturities                              9,650,602      9,650,602
      Equity securities                                32,706         32,706
      Mortgage and policy loans                       741,778        691,427

      Investment contracts                          5,856,152      5,610,291

      Other long-term investments                     102,958        102,958
      Assets and liabilities related
             to separate accounts                   2,869,349      2,869,349

      Derivative assets                                15,009         15,009

      Derivative liabilities                           50,606         50,606


 (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

     Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

     Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

     Equity securities: Fair values for equity securities were based upon quoted market prices.

     Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans was not calculated, as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

     Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

     Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

     Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

10. Shareholders' Equity:

    (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2003 and 2002. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

    (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2003 and 2002, the Company paid dividends of $11,600,000 and $12,934,000, respectively, to its shareholders.

    (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002 that was received during 2003.

11. Employee Benefits

    (a) Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceed the plan assets at December 31, 2003 by $478 million.

    (b) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123 "Accounting for Stock-Based Compensation"("FAS 123"), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

12. Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2003, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                            Payments
                 ----                            --------
                 2004                            $  1,101
                 2005                                   2
                 2006 and later years                   -
                                                 --------

                 Total                           $  1,103
                                                 ========

         Rent expense approximated $1,824,000, $4,132,000, and $4,588,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

13. Reinsurance

    (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

         The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2003                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $41,971,038   $15,221,994    $  18,593    $ 26,767,637         0.07%
                                   ===========   ===========    ==========   ============

       Premiums and other
          considerations:
        Life                       $   152,345   $    25,119    $     104    $    127,330         0.08%
        Accident and Health            341,266       270,294      (33,385)         37,587       -88.82%
        Annuity                         62,945         6,422            -          56,523            -
                                   -----------   -----------    ----------   ------------

       Total Premiums              $   556,556   $   301,835    $ (33,281)   $    221,440          -15%
                                   ===========   ===========    ==========   ============

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2002                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $44,235,453   $11,531,806    $  32,236    $ 32,735,883          0.1%
                                   ===========   ===========    ==========   ============

       Premiums and other
          considerations:
        Life                       $   145,331   $    23,659    $       -    $    121,672            -
        Accident and Health            318,180       308,749       33,659          43,090         78.1%
        Annuity                        121,882         6,546            -         115,336            -
                                   -----------   -----------    ----------   ------------

       Total Premiums              $   585,393   $   338,954    $  33,659    $    280,098         12.0%
                                   ===========   ===========    ==========   ============

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2002                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $45,364,330   $ 9,537,790    $  39,963    $ 35,866,503          0.1%
                                   ===========   ===========    =========    ============

       Premiums and other
          considerations:
        Life                       $   144,436   $    19,800    $     499    $    125,135          0.4%
        Accident and Health            292,618       158,574      193,547         327,591         59.1%
        Annuity                        568,153         4,869            -         563,284            -
                                   -----------   -----------    ---------    ------------

       Total Premiums              $ 1,005,207   $   183,243    $ 194,046    $  1,016,010         19.1%
                                   ===========   ===========    =========    ============

(b) The maximum amount retained on any one life by the Company is $2,500,000.

  (c) Reinsurance recoveries, which reduced death and other benefits, approximated $208,579,000 and $155,038,000, respectively, for each of the years ended December 31, 2003 and 2002.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties

  (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2003 was $247,312,000 and $19,719,000, respectively. Premium income and commission ceded for 2002 amounted to $253,462,000 and $19,671,000, respectively. Premium income and commission ceded to affiliates amounted to $657,000 and $4 for the year ended December 31, 2001.

       Premium income and ceding commission expense assumed from affiliates was $186,371,000 and $33,126,000, respectively for 2001. Effective January 1, 2002, the reinsurance agreement under which the Company assumed business from American Home Assurance Company (an affiliate) was terminated.

  (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2003, 2002 and 2001, the Company was charged $25,800,000, $48,756,000 and $44,167,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $17,155,000 and $21,588,000, respectively, for costs incurred by the Company but attributable to affiliates.

  (c) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151,500,000 as of December 31, 2001.

15.  Restructuring Charges

     In connection with the Parent's merger with American General Corporation during 2001, the Company incurred $34,700,000 in restructuring costs. Included in this amount is $20,600,000 of employee severance and termination related benefits. These restructuring costs have been paid as of December 31, 2003.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account I for the year ended December 31, 2003, are included in Part B of the registration statement.

     (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2003, are included in Part B of the registration statement.

     (b)  Exhibits.

          (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

          (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (13)

          (2)            N/A

          (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (13)

          (3)(b)         Form of Selling Group Agreement. (Filed herewith)

          (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87). (1)

          (4)(b)         Form of Individual Variable Annuity Policy (11VAN0896).
                         (1)

          (4)(c)         Form of Group Variable Annuity Policy (11VAN0896GP).
                         (1)

          (4)(d)         Form of Variable Annuity Certificate of Coverage
                         (16VAN0896). (1)

          (4)(e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999). (4)

          (4)(f)         Form of Individual Variable Annuity Policy
                         (11NLVAN100). (5)

          (4)(g)         Form of Group Immediate Variable Annuity Contract. (9)

          (4)(h)         Single Premium Immediate Variable Annuity Certificate.
                         (9)

          (4)(i)         Certificate Schedule and Annuity Options. (9)

          (4)(j)         Form of Group Variable Annuity Policy (16GNSVAN0800).
                         (10)

          (4)(k) Form of Endorsement - Partial Withdrawal Option (16GVPW0403). (16)

          (4)(l)         Form of Endorsement - Cancellation Option (14GVCO403).
                         (16)

          (4)(m) Form of Endorsement - Initial Allocation of Net Single Premium (16GVMM403). (16)

          (5)(a)         Form of Variable Annuity Application (14VAN897). (1)

          (5)(b)         Form of Flexible Variable Annuity Application (56778
                         11/96). (1)

          (5)(c)         Form of Single Variable Annuity Application (52970
                         11/96). (1)

          (5)(d)         Form of Group Variable Annuity Application (56451
                         11/96). (1)

          (6)(a) Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

          (6)(b) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

          (6)(c) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (13)

          (6)(d)         Bylaws of AIG Life Insurance Company as of March 2000.
                         (8)

          (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (Filed herewith)

          (7)            N/A

          (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (13)

          (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (13)

          (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (13)

          (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (13)

          (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (13)

          (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (Filed herewith)

          (8)(b)(i) Form of Participation Agreement between AIG Life Insurance Company and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (6)

          (8)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (13)

          (8)(c)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (6)

          (8)(c)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (15)

          (8)(d) Form of Participation Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002. (11)

          (8)(e) Form of Business Agreement between AIG Life Insurance Company and American Funds Distributors, Inc. dated February, 2002. (11)

          (8)(f) Form of Master Services Agreement between AIG Life Insurance Company and Franklin Templeton Funds dated February, 2002. (11)

          (8)(g) Form of Fund Participation Agreement between AIG Life Insurance Company and Liberty Funds Services, Inc. dated February, 2002. (11)

          (8)(h) Form of Participation Agreement between AIG Life Insurance Company and MFS Fund Distributors, Inc. dated February, 2002. (11)

          (8)(i) Form of Participation Agreement between AIG Life Insurance Company and Oppenheimer Funds Distributor, Inc. dated February, 2002. (11)

          (8)(j) Form of Participation Agreement between AIG Life Insurance Company and Putnam Retail Management, L.P. dated February, 2002. (11)

          (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company.
                         (15)

          (9) Opinion and Consent of Counsel, Kenneth D. Walma, for AIG Life Insurance Company, dated May 1, 2002. (12)

          (10)           Consent of Independent Accountants,
                         PricewaterhouseCoopers, LLP. (Filed herewith)

          (11)           N/A

          (12)           N/A

----------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-39171) filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 33-90684) filed on May 1, 1997.

(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

(5) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-31972) filed on March 8, 2000.

(6) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-36260) filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63730) filed on October 29, 2001.

(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File No. 33-39171) filed on April 28, 2000.

(9) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-36260) filed on November 8, 2000.

(10) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-49128) filed on November 27, 2000.

(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-36260) filed on February 13, 2002.

(12) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-36260) filed on May 1, 2002.

(13) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 23, 2003.

(15) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(16) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on May 21, 2003.

Item 25. Directors and Officers of the Depositor

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Rodney O. Martin, Jr.      Director, Chairman of the Board of Directors,
2929 Allen Parkway         President and Chief Executive Officer
Houston, TX 77019

Nicholas A. O'Kulich       Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

David J. Dietz             Director and Chairman - Affluent & Corporate Markets
830 Third Avenue           Profit Center
New York, NY 10022

M. Bernard Aidinoff        Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David L. Herzog            Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar          Director, President - AIG Life Broker Profit Center
750 West Virginia Street   and Chief Executive Officer - AIG Life Broker Profit
Milwaukee, 53204           Center

Royce G. Imhoff, II        Director, President - Affluent & Corporate Markets
2929 Allen Parkway         Profit Center and Chief Executive Officer - Affluent
Houston, TX 77019          & Corporate Markets Profit Center

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Donald P. Kanak, Jr.       Director
70 Pine Street
New York, NY 10270

Richard J. Miller          Director and Chief Executive Officer - Independent
2727 Allen Parkway         Advisory Network Profit Center
Houston, TX 77019

Ernest T. Patrikis         Director
70 Pine Street
New York, NY 10270

Gary D. Reddick            Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan         Director
70 Pine Street
New York, NY 10270

Christopher J. Swift       Director, Chief Financial Officer and Executive Vice
2929 Allen Parkway         President
Houston, TX 77019

Thomas L. Booker           President - Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Andrew J. Kalbaugh         President - IAN
2727 Allen Parkway
Houston, TX 77019

William M. Keeler          President - Group Benefits & Financial Institution
3600 Route 66              Profit Center and Chief Executive Officer - Group
Neptune, NJ 07754-1580     Benefits & Financial Institution Profit Center

Lawrence J. O'Brien        President - Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Anne E. Bossi              Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli             Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta          Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Armstrong         Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Wayne A. Barnard           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bossi          Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Rebecca G. Campbell        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Phillip L. Chapman         Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Larry A. Compton           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Robert M. Goldbloom        Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding       Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.     Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Isreal          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Leary           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Simon J. Leech             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Mark R. McGuire            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terrence McSweeney         Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Laura W. Milazzo           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi           Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner      Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

James P. Sennett           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

James P. Steele            Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele           Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

James M. Sweeney           Senior Vice President
3600 Route 66
Neptune, NJ 07754

Alfred N. Thome            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Dan E. Trudan              Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Kenneth D. Walma           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Frederic R. Yopps          Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Steven E. Zimmerman        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon            Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Joan M. Bartel             Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski        Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding            Vice President
2727 Allen Parkway
Houston, TX 77019

James B. Brown             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Chesner          Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey        Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Mark E. Childs             Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi           Vice President
2727-A Allen Parkway
Houston, TX 77019

Steven A. Dmytrack         Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Timothy M. Donovan         Vice President
2727-A Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi        Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze              Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.  Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette        Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer       Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger      Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer             Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel            Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington        Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Neal C. Hasty              Vice President
6363 Forest Park Road
Dallas, TX 75235

Thomas M. Hoffman          Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig             Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Walter P. Irby             Vice President
2727-A Allen Parkway
Houston, TX 77019

David S. Jorgensen         Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy         Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman           Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel          Vice President
3600 Route 66
Neptune, NJ 07754-1580

James K. Larson            Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Charles L. Levy            Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Linda K. Lewis             Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley              Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers            Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett       Vice President
2727-A Allen Parkway
Houston, TX 77019

David S. Martin            Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask              Vice President
2777 Allen Parkway
Houston, TX 77019

Gordon S. Massie           Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall           Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland       Vice President
2727-A Allen Parkway
Houston, TX 77019

Candace A. Michael         Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Anne K. Milio              Vice President
2727-A Allen Parkway
Houston, TX 77019

Sylvia A. Miller           Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton           Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy          Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Carl T. Nichols            Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson         Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne              Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pederson        Vice President
2727-A Allen Parkway
Houston, TX 77019

Cathy A. Percival          Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Teresa Y. Robbins          Vice President
175 Water Street
New York, NY 10038

David M. Robinson          Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben         Vice President
1 Franklin Square
Springfield, IL 62713

Robert C. Sage             Vice President
2727-A Allen Parkway
Houston, TX 77019

Kristen E. Sather          Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott           Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott               Vice President
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires             Vice President
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton        Vice President
#1 Franklin Square
Springfield, IL 62713

Paul K. Turner             Vice President
675 Bering Dr.
Houston, TX 77057

    Name and Principal     Positions and Offices with Depositor
     Business Address      AIG Life Insurance Company
-------------------------  -----------------------------------------------------

Richard P. Vegh             Vice President
3600 Route 66
Neptune, NJ 07754-1580

S. Michael Von Stein        Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Christian D. Weiss          Vice President
2727-A Allen Parkway
Houston, TX 77019

Susan J. Wilhite            Vice President
One Woodfield Lake
Schaumberg, IL. 60173

Nancy R. Yasso              Vice President
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26.

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                  Owned by
                                                                                Jurisdiction of      its
                                                                                  Incorporation   Immediate
                                                                                or Organization   Parent(2)
                                                                                ---------------  -----------
American International Group, Inc. (1) .......................................        Delaware       (3)
   AIG Aviation, Inc. ........................................................         Georgia      100%
   AIG Bulgaria Insurance and Reinsurance Company EAD ........................        Bulgaria      100%
   AIG Capital Corporation ...................................................        Delaware      100%
      AIG Consumer Finance Group, Inc. .......................................        Delaware      100%
         AIG Bank Polska S.A. ................................................          Poland    97.23%
         AIG Credit S.A. .....................................................          Poland       80%
         Compania Financiera Argentina S.A. ..................................       Argentina     92.7%
      AIG Global Asset Management Holdings Corp. .............................        Delaware      100%
         AIG Capital Partners, Inc. ..........................................        Delaware      100%
         AIG Global Investment Corp. .........................................      New Jersey      100%
         John McStay Investment Counsel, L.P. ................................           Texas    82.84%
      International Lease Finance Corporation ................................      California    64.85% (4)
   AIG Claim Services, Inc. ..................................................        Delaware      100%
   A1G Credit Corp. ..........................................................        Delaware      100%
      A.I. Credit Corp. ......................................................   New Hampshire      100%
      Imperial Premium Finance, Inc. .........................................      California      100%
      Imperial Premium Finance, Inc. .........................................        Delaware      100%
   AIG Equity Sales Corp. ....................................................        New York      100%
   AIG Federal Savings Bank ..................................................        Delaware      100%
   AIG Finance Holdings, Inc. ................................................        New York      100%
      AIG Finance (Hong Kong) Limited ........................................       Hong Kong      100%
   AIG Financial Advisor Services, Inc. ......................................        Delaware      100%
      AIG Financial Advisor Services (Europe), S.A. ..........................      Luxembourg      100%
   AIG Financial Products Corp. ..............................................        Delaware      100%
      AIG Matched Funding Corp. ..............................................        Delaware      100%
      BanqueAlG ..............................................................          France       90% (5)
   AIG Funding, Inc. .........................................................        Delaware      100%
   AIG Global Real Estate Investment Corp. ...................................        Delaware      100%
   AIG Global Trade & Political Risk Insurance Company .......................      New Jersey      100%
   A.I.G. Golden Insurance Ltd. ..............................................          Israel    50.01%
   AIG Life Insurance Company ................................................        Delaware       79% (6)
   AIG Life Insurance Company of Canada ......................................          Canada      100%
   AIG Life Insurance Company of Puerto Rico .................................     Puerto Rico      100%
   AIG Marketing, Inc. .......................................................        Delaware      100%
   AIG Memsa, Inc. .......... ................................................        Delaware      100%
      Tata AIG General Insurance Company Limited .............................           India       26%
   AIG Private Bank Ltd. .....................................................     Switzerland      100%
   AIG Retirement Services, Inc. .............................................        Delaware      100% (7)
      SunAmerica Life Insurance Company ......................................         Arizona      100%
         SunAmerica Investments, Inc. ........................................         Georgia       70% (8)
            AIG Advisor Group, Inc. ..........................................        Maryland      100%
               Advantage Capital Corporation .................................        New York      100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                  Owned by
                                                                                Jurisdiction of      its
                                                                                 Incorporation    Immediate
                                                                                or Organization   Parent(2)
                                                                                ---------------  -----------
               FSC Securities Corporation ....................................        Delaware      100%
               Sentra Securities Corporation .................................      California      100%
               Spelman & Co., Inc. ...........................................      California      100%
               SunAmerica Securities, Inc. ...................................        Delaware      100%
            AIG SunAmerica Life Assurance Company ............................         Arizona      100% (9)
            Saamsun Holdings Corp. ...........................................        Delaware      100%
               SAM Holdings Corporation ......................................      California      100%
                  AIG SunAmerica Asset Management Corp. ......................        Delaware      100%
                  AIG SunAmerica Capital Services. Inc. ......................        Delaware      100%
               Sun Royal Holdings Corporation ................................      California      100%
      Royal Alliance Associates, Inc. ........................................        Delaware      100%
   First SunAmerica Life Insurance Company ...................................        New York      100%
AIG Risk Management, Inc. ....................................................        New York      100%
AIG Technologies, Inc. .......................................................   New Hampshire      100%
AIGTI, Inc. ..................................................................        Delaware      100%
AIG Trading Group Inc. .......................................................        Delaware      100%
   AIG International, Inc. ...................................................        Delaware      100%
AIU Insurance Company ........................................................        New York       52% (10)
AIU North America, Inc. ......................................................        New York      100%
American General Corporation .................................................           Texas      100%
   American General Bancassurance Services, Inc. .............................        Illinois      100%
   AGC Life Insurance Company ................................................        Missouri      100%
      AIG Assurance Canada ...................................................          Canada      100% (11)
      AIG Life of Bermuda, Ltd. ..............................................         Bermuda      100%
      American General Life and Accident Insurance Company ...................       Tennessee      100%
      American General Life Insurance Company ................................           Texas      100%
         American General Annuity Service Corporation ........................           Texas      100%
         AIG Enterprise Services, LLC ........................................        Delaware      100%
         American General Equity Services Corporation ........................        Delaware      100%
         American General Life Companies, LLC ................................        Delaware      100%
         The Variable Annuity Life Insurance Company .........................           Texas      100%
            VALIC Retirement Services Company ................................           Texas      100%
            VALIC Trust Company ..............................................           Texas      100%
      American General Property Insurance Company ............................       Tennessee    51.85% (12)
         American General Property Insurance Company of Florida ..............         Florida      100%
      AIG Annuity Insurance Company ..........................................           Texas      100%
      The United States Life Insurance Company in the City of New York .......        New York      100%
   American General Finance, Inc. ............................................         Indiana      100%
      AGF Investment Corp. ...................................................         Indiana      100%
      American General Auto Finance, Inc. ....................................        Delaware      100%
      American General Finance Corporation ...................................         Indiana      100%
         Crossroads Mortgage, Inc. ...........................................       Tennessee      100%
         ENM, Inc. ...........................................................       Tennessee      100%
         MorEquity, Inc. .....................................................          Nevada      100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                  Owned by
                                                                                Jurisdiction of      its
                                                                                  Incorporation   Immediate
                                                                                or Organization   Parent(2)
                                                                                ---------------  -----------
            Wilmington Finance, Inc. .........................................        Delaware      100%
         Merit Life Insurance Co. ............................................         Indiana      100%
         Yosemite Insurance Company ..........................................         Indiana      100%
            CommoLoCo, Inc. ..................................................     Puerto Rico      100%
         American General Financial Services of Alabama, Inc. ................         Alabama      100%
         HSA Residential Mortgage Services of Texas, Inc. ....................        Delaware      100%
      American General Investment Management Corporation .....................        Delaware      100%
      American General Realty Investment Corporation .........................           Texas      100%
      American General Assurance Company .....................................        Illinois      100%
            American General Indemnity Company ...............................        Illinois      100%
            USLIFE Credit Life Insurance Company of Arizona ..................         Arizona      100%
         Knickerbocker Corporation ...........................................           Texas      100%
American Home Assurance Company ..............................................        New York      100%
   AIG Hawaii Insurance Company, Inc. ........................................          Hawaii      100%
      American Pacific Insurance Company, Inc. ...............................          Hawaii      100%
   American International Insurance Company ..................................        New York      100%
      American International Insurance Company of California, Inc. ...........      California      100%
      American International Insurance Company of New Jersey .................      New Jersey      100%
      Minnesota Insurance Company ............................................       Minnesota      100%
      American International Realty Corp. ....................................        Delaware     31.5% (13)
      Pine Street Real Estate Holdings Corp. .................................   New Hampshire    31.47% (13)
      Transatlantic Holdings, Inc. ...........................................        Delaware    33.61% (14)
         Transatlantic Reinsurance Company ...................................        New York      100%
            Putnam Reinsurance Company .......................................        New York      100%
            Trans Re Zurich ..................................................     Switzerland      100%
American International Insurance Company of Delaware .........................        Delaware      100%
American International Life Assurance Company of New York ....................        New York    77.52% (15)
American International Reinsurance Company, Ltd. .............................         Bermuda      100%
   AIG Edison Life Insurance Company .........................................           Japan       90% (16)
   American International Assurance Company, Limited .........................       Hong Kong      100%
      American International Assurance Company (Australia) Limited ...........       Australia      100%
   American International Assurance Company (Bermuda) Limited ................         Bermuda      100%
      American International Assurance Co. (Vietnam) Limited .................         Vietnam      100%
      Tata AIG Life Insurance Company Limited ................................           India       26%
   Nan Shan Life Insurance Company, Ltd. .....................................          Taiwan       95%
American International Underwriters Corporation ..............................        New York      100%
American International Underwriters Overseas, Ltd. ...........................         Bermuda      100%
   AIG Europe (Ireland) Limited ..............................................         Ireland      100%
   AIG Europe (U.K.) Limited .................................................         England      100%
   AIG Brasil Companhia de Seguros ...........................................          Brazil       50%
   Universal Insurance Co., Ltd. .............................................        Thailand      100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ...................       Guatemala      100%
   American International Insurance Company of Puerto Rico ...................     Puerto Rico      100%
   A.I.G. Colombia Seguros Generales S.A. ....................................        Colombia      100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                  Owned by
                                                                                Jurisdiction of      its
                                                                                  Incorporation   Immediate
                                                                                or Organization   Parent(2)
                                                                                ---------------  -----------
   American International Underwriters GmBH ..................................         Germany      100%
   Underwriters Adjustment Company, Inc. .....................................          Panama      100%
   American Life Insurance Company ...........................................        Delaware      100%
      AIG Life (Bulgaria) Z.D. A.D ...........................................        Bulgaria      100%
      ALICO, S.A. ............................................................          France      100%
      American Life Insurance Company (Kenya) Limited ........................           Kenya    66.67%
      Pharaonic American Life Insurance Company ..............................           Egypt    71.63%
   AIG Life Insurance Company (Switzerland) Ltd. .............................     Switzerland      100%
   American Security Life Insurance Company, Ltd. ............................    Lichtenstein      100%
   Birmingham Fire Insurance Company of Pennsylvania .........................    Pennsylvania      100%
   China America Insurance Company, Ltd. .....................................        Delaware       50%
   Commerce and Industry Insurance Company ...................................        New York      100%
   Commerce and Industry Insurance Company of Canada .........................         Ontario      100%
   Delaware American Life Insurance Company ..................................        Delaware      100%
   Hawaii Insurance Consultants, Ltd. ........................................          Hawaii      100%
   HSB Group, Inc. ...........................................................        Delaware      100%
      The Hartford Steam Boiler Inspection and Insurance Company .............     Connecticut      100%
         The Allen Insurance Company, Ltd. ...................................         Bermuda      100%
         The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut ......................................................     Connecticut      100%
         HSB Engineering Insurance Limited ...................................         England      100%
            The Boiler Inspection and Insurance Company of Canada ............          Canada      100%
   The Insurance Company of the State of Pennsylvania ........................    Pennsylvania      100%
   Landmark Insurance Company ................................................      California      100%
   Mt. Mansfield Company, Inc. ...............................................         Vermont      100%
National Union Fire Insurance Company of Pittsburgh, Pa ......................    Pennsylvania      100%
   American International Specialty Lines Insurance Company ..................          Alaska       70% (17)
   Lexington Insurance Company ...............................................        Delaware       70% (17)
      GE Property & Casualty Insurance Company ...............................    Pennsylvania      100%
         GE Casualty Insurance Company .......................................    Pennsylvania      100%
            GE Indemnity Insurance Company ...................................    Pennsylvania      100%
         GE Auto & Home Assurance Company ....................................    Pennsylvania      100%
         Bayside Casualty Insurance Company ..................................      New Jersey      100%
      JI Accident & Fire Insurance Co. Ltd. ..................................           Japan       50%
   National Union Fire Insurance Company of Louisiana ........................       Louisiana      100%
   National Union Fire Insurance Company of Vermont ..........................         Vermont      100%
   21st Century Insurance Group ..............................................      California    33.03% (18)
      21st Century Insurance Company .........................................      California      100%
      21st Century Casualty Company ..........................................      California      100%
      21st Century Insurance Company of Arizona ..............................         Arizona      100%
   Starr Excess Liability Insurance Company, Ltd. ............................        Delaware      100%
      Starr Excess Liability Insurance International Ltd. ....................         Ireland      100%
NHIG Holding Corp. ...........................................................        Delaware      100%
   Audubon Insurance Company .................................................       Louisiana      100%
      Audubon Indemnity Company ..............................................     Mississippi      100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                  Owned by
                                                                                Jurisdiction of      its
                                                                                  Incorporation   Immediate
                                                                                or Organization   Parent(2)
                                                                                ---------------  -----------
      Agency Management Corporation ..........................................       Louisiana      100%
         The Gulf Agency, Inc. ...............................................         Alabama      100%
   New Hampshire Insurance Company ...........................................    Pennsylvania      100%
      AIG Europe, S.A. .......................................................          France      (19)
      AI Network Corporation .................................................        Delaware      100%
      American International Pacific Insurance Company .......................        Colorado      100%
      American International South Insurance Company .........................    Pennsylvania      100%
      Granite State Insurance Company ........................................    Pennsylvania      100%
      New Hampshire Indemnity Company, Inc. ..................................    Pennsylvania      100%
      AIG National Insurance Company, Inc. ...................................        New York      100%
      Illinois National Insurance Co. ........................................        Illinois      100%
      New Hampshire Insurance Services, Inc. .................................   New Hampshire      100%
   AIG Star Life Insurance Co., Ltd. .........................................           Japan      100%
Pharaonic Insurance Company, S.A.E. ..........................................           Egypt    89.98%
The Philippine American Life and General Insurance Company ...................     Philippines    99.78%
   Pacific Union Assurance Company ...........................................      California      100%
   Philam Equitable Life Assurance Company, Inc. .............................     Philippines    95.31%
   The Philippine American General Insurance Company, Inc. ...................     Philippines      100%
      Philam Insurance Company, Inc. .........................................     Philippines      100%
Risk Specialist Companies, Inc. ..............................................        Delaware      100%
United Guaranty Corporation ..................................................  North Carolina    36.3l% (20)
   United Guaranty Insurance Company .........................................  North Carolina      100%
   United Guaranty Mortgage Insurance Company ................................  North Carolina      100%
   United Guaranty Mortgage Insurance Company of North Carolina ..............  North Carolina      100%
   United Guaranty Partners Insurance Company ................................         Vermont      80%
   United Guaranty Residential Insurance Company of North Carolina ...........  North Carolina      100%
   United Guaranty Residential Insurance Company .............................  North Carolina    75.03% (21)
      United Guaranty Commercial Insurance Company of North Carolina .........  North Carolina      100%
      United Guaranty Mortgage Indemnity Company .............................  North Carolina      100%
      United Guaranty Credit Insurance Company ...............................  North Carolina      100%
   United Guaranty Services, Inc. ............................................  North Carolina      100%

----------
(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.

(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 7, 2004, there were 37 owners of contracts of the class covered by this registration statement, 32 qualified contracts and 5 non-qualified contracts.

Item 28. Indemnification

The corporation shall, to the fullest extent permitted by Section 145 of the Delaware General Corporation Law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

Item 29. Principal Underwriters

(a) American General Equity Services Corporation, the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal      Positions and Offices with Underwriter
   Business Address       American General Equity Services Corporation
-----------------------   ------------------------------------------------------
Rodney O. Martin, Jr.     Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis        Director
70 Pine Street
New York, NY 10270

Gary D. Reddick           Director
2929 Allen Parkway
Houston, TX 77019

Andrew J. Kalbaugh        President and Chief Executive Officer
2727 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith            Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez       Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

  Name and Principal      Positions and Offices with Underwriter
   Business Address       American General Equity Services Corporation
-----------------------   ------------------------------------------------------
Elizabeth M. Tuck         Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski    Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming           Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore          Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires            Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                          Net Underwriting
   Name of Principal        Discounts and     Compensation    Brokerage
     Underwriter             Commissions     on Redemption   Commissions   Compensation
-----------------------   ----------------   -------------   -----------   ------------
American General Equity           0                0              0             0
Services Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AIG Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of April, 2004.

                                    VARIABLE ACCOUNT I OF AIG LIFE
                                    INSURANCE COMPANY
                                    (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer
                                           and Comptroller

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        -------------------------
        Lauren W. Jones
        Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                 Date
---------                   -----                 ----


/s/ RODNEY O. MARTIN, JR.   Director, Chairman,   April 26, 2004
-------------------------   President and Chief
Rodney O. Martin, Jr.       Executive Officer


/s/ CHRISTOPHER J. SWIFT    Director and Chief    April 26, 2004
-------------------------   Financial Officer
Christopher J. Swift


/s/ M. BERNARD AIDINOFF     Director              April 26, 2004
-------------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ          Director              April 26, 2004
-------------------------
David J. Dietz


/s/ DAVID L. HERZOG         Director              April 26, 2004
-------------------------
David L. Herzog


/s/ RICHARD A. HOLLAR       Director              April 26, 2004
-------------------------
Richard A. Hollar


/s/ ROYCE G. IMHOFF, II     Director              April 26, 2004
-------------------------
Royce G. Imhoff, II


/s/ DONALD P. KANAK, JR.    Director              April 26, 2004
-------------------------
Donald P. Kanak, Jr.

Signature                   Title                 Date
---------                   -----                 ----


/s/ RICHARD J. MILLER       Director              April 26, 2004
-------------------------
Richard J. Miller


-------------------------   Director              April   , 2004
Nicholas A. O'Kulich                                    --


/s/ ERNEST T. PATRIKIS      Director              April 26, 2004
-------------------------
Ernest T. Patrikis


/s/ GARY D. REDDICK         Director              April 26, 2004
-------------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN      Director              April 26, 2004
-------------------------
Martin J. Sullivan

                                  EXHIBIT INDEX

Item 24. Exhibits

    (3)(b)      Form of Selling Group Agreement.

    (6)(e)      Certificate of Change of Location of Registered Office and of
                Registered Agent, AIG Life Insurance Company, dated July 24,
                2002.


    (8)(a)(vi)  Form of Addendum No. 30 to Service and Expense Agreement dated
                February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance
                Company and American General Life Companies, LLC, effective
                January 1, 2002.

    10)         Consent of Independent Accountants, PricewaterhouseCoopers, LLP.

                                       E-1